UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08061

Diamond Hill Funds

(Exact name of registrant as specified in charter)

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Address of principal executive offices) (Zip code)

Thomas E. Line

325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: 614-255-3333

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Annual Report

December 31, 2022

Small Cap Fund	Select Fund (formerly All Cap Select Fund)
Small-Mid Cap Fund	Long-Short Fund
Mid Cap Fund	International Fund
Large Cap Fund	Short Duration Securitized Bond Fund
Large Cap Concentrated Fund	Core Bond Fund

This material must be preceded or accompanied by a current prospectus.
Not FDIC insured | No bank guarantee | May lose value

Table of Contents

Our Shared Investment Principles	1
Management Discussion of Fund Performance (Unaudited)
Diamond Hill Small Cap Fund	4
Diamond Hill Small-Mid Cap Fund	6
Diamond Hill Mid Cap Fund	8
Diamond Hill Large Cap Fund	10
Diamond Hill Large Cap Concentrated Fund	12
Diamond Hill Select Fund	14
Diamond Hill Long-Short Fund	16
Diamond Hill International Fund	18
Diamond Hill Short Duration Securitized Bond Fund	20
Diamond Hill Core Bond Fund	22
Financial Statements
Schedules of Investments	24
Statements of Assets & Liabilities	86
Statements of Operations	88
Statements of Changes in Net Assets	90
Financial Highlights	104
Notes to Financial Statements	124
Report of Independent Registered Public Accounting Firm	139
Other Items	141
Schedule of Shareholder Expenses	145
Management of the Trust	147

Cautionary Statement: At Diamond Hill, we pledge that, “we will communicate with our clients about our investment performance in a manner that will allow them to properly assess whether we are deserving of their trust.” Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results. You should not place undue reliance on forward-looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a Prospectus. Carefully consider the Funds’ investment objectives, risks, and expenses. This and other important information are contained in the Funds’ prospectus and summary prospectus, which are available at diamond-hill.com or by calling 888.226.5595. Read carefully before investing. The Diamond Hill Funds are distributed by Foreside Financial Services, LLC (Member FINRA). Diamond Hill Capital Management, Inc., a registered investment adviser, serves as Investment Adviser to the Diamond Hill Funds and is paid a fee for its services. Not FDIC insured | No bank guarantee | May lose value

Our shared investment principles

Active, fundamental approach

An active, research-driven approach that capitalizes on our intellectual curiosity and unique insights is essential to deliver better returns than benchmarks or peers.

Ownership

Investing with an ownership mentality requires deep due diligence to build the conviction needed to invest over the long term.

Long term

Focusing on the long term allows us to look beyond near-term noise, allowing clients to realize the benefits of our deep, disciplined research process.

Valuation discipline

We believe the best way to compound returns is to take an ownership stake in an investment at a discount to its underlying value and have the discipline to wait for that value to be realized.

Strategic capacity management

Prudent capacity management protects our ability to generate competitive long-term investment results for our clients.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 1

Management Discussion of Fund Performance (Unaudited)

Investing Environment

Global Equities

Global stocks bounced more than 9% (in USD terms as measured by the MSCI ACWI ex USA Index) in the final quarter of 2022, bringing year-to-date losses to -18% to conclude stocks’ worst year since the 2008 financial crisis. Given the strength in the US dollar relative to global currencies in 2022, USD-based investors experienced a greater decline as global stocks fell -15.6% in local terms. Developed markets ended the year down -18%, while emerging markets posted a -20% decline (in USD terms).

US stocks bounced just over 7% in the final quarter of 2022 (as measured by the Russell 3000 Index), bringing year-to-date losses to -19%. Mid-cap stocks held up the best in 2022, with a -17% decline, while large-cap stocks fell -19% and small-cap stocks fell -20% (as measured by the Russell indices). From a style perspective, value outperformed growth handily across the cap spectrum. The Russell 1000 Value Index fell -7%, while the Russell 1000 Growth Index declined nearly -30%. Meanwhile, the Russell Midcap Value Index was down -12% and its growth counterpart fell nearly -27%; the Russell 2000 Value Index lost -14% in 2022, while the Russell 2000 Growth Index posted a -26% decline.

Market action in the US for much of 2022, seemed heavily predicated on investors’ reading of the Federal Reserve (Fed) tea leaves — with any sign there may soon be reason for easing often accompanied by a market rally. Though December’s inflation reading — which, at 7.1% year over year, was the coolest it’s been since December 2021 — may have offered reason for such optimism, Fed Chairman Jerome Powell has not indicated he foresees rate cuts in 2023, nor have the major global central bank heads, including the European Central Bank’s Christine Lagarde. On the contrary, rates are expected to rise globally, albeit at a slower pace, in 2023.

In Europe, inflation, high energy prices and supply-chain challenges continued to cloud the economic environment and outlook. The European Central Bank reiterated its commitment to increasing rates as inflation remains high and is expected to stay elevated for some time. The Bank of England stated that it believes the UK is already in a recession that could last for a while. By many measures (employment, manufacturing, corporate profit growth, etc.), several major global economies seem healthy — but central banks’ determination to wrangle inflation could result in (or even require) overtightening and prompt recessions in the year ahead. Ideally, relative economic health will make any such recessions both short-lived and shallow.

2022’s disappointing market returns broadened the opportunity set for long term-focused investors able to identify compelling investments. Our dedicated focus on a five-year time horizon allows us to see beyond short-term volatility — both economic and market — and help position our clients to capitalize on dislocations like those introduced by 2022.

US Fixed Income

The most difficult year in the history of fixed income markets has ended — thankfully, with the markets closing out the year with some strength in Q4, the only quarter of positive returns in 2022. This brief period of relief in a turbulent year could not keep the fixed income markets

2 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

from posting the worst annual performance (-13.01% for the Bloomberg US Aggregate Bond Index) since the index’s inception in the early 1970s. Prior to this year, the worst calendar year performance was a loss of -2.92% in 1994.

The continued pressure on interest rates and spreads brought to light the stark reality that many may have forgotten: Bonds contain an inherent sensitivity to interest rate fluctuation, and the dramatic and consistent move higher in rates throughout the year brought unprecedented volatility.

Since the beginning of quantitative easing (2008) through the beginning of the current rate hiking cycle (March 2022), the average yield on the Bloomberg US Aggregate Bond Index was 2.63%, which trended higher as we approached the Federal Open Market Committee’s (FOMC) point of rate liftoff. Over the same period, the duration (bond/index sensitivity to interest rate movements) of the index continued to extend, from 4.33 years at the end of 2007 to 6.53 years on the day of the first FOMC rate hike (16 March 2022). This meant that investment grade fixed income was set for a perfect storm — low yields and peak duration levels — and what a storm it was. But now we are (hopefully) emerging from the worst of it, with higher interest rates and expectations for the Fed to slowly apply the brakes on this rate hiking cycle, which we saw in December as the FOMC dropped from a 75 basis points (bps) pace in the prior meetings to 50 bps.

But from the destruction of wealth that occurred in 2022 comes the opportunity to bring back some stability to the markets. If, as the Fed has indicated, we are much closer to the end of this rate hiking cycle, then fixed income should be well positioned to return to its place within an overall asset allocation as the ballast that provides an offset to the historic volatility of the overall markets. This isn’t to say that 2023 is going to be roses and unicorns, simply that the higher yield derived from investment grade fixed income is in its best position in years to mitigate any continued interest rate volatility going forward.

The Russell 1000 Growth Index measures the performance of US large-cap companies with higher price/book ratios and forecasted growth values.

The Russell 1000 Value Index measures the performance of US large-cap companies with lower price/book ratios and forecasted growth values.

The Russell Midcap Value Index measures the performance of US mid-cap companies with lower price/book ratios and forecasted growth values.

The Russell Midcap Growth Index measures the performance of US mid-cap companies with higher price/book ratios and forecasted growth values.

The Russell 2000 Value Index measures the performance of US small-cap companies with lower price/book ratios and forecasted growth values.

The Russell 2000 Growth Index measures the performance of US small-cap companies with higher price/book ratios and forecasted growth values.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 3

Diamond Hill Small Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: fresh egg producer Cal-Maine Foods, Inc.; manufacturer of components and packaging for the medical market UFP Technologies, Inc.; New-Jersey based utility South Jersey Industries, Inc.; oil and gas exploration and production company Civitas Resources, Inc.; and medical device manufacturer Natus Medical Incorporated.

Bottom contributors during the period included: regional bank Live Oak Bancshares, Inc.; discount airline operator Allegiant Travel Company; rental and leasing services company PROG Holdings, Inc.; Las Vegas locals’ casino operator Red Rock Resorts, Inc.; and footwear and apparel company Wolverine World Wide, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio, including: enterprise software services provider Rimini Street, Inc.; fabrication technology company ESAB Corporation; nutrition company BellRing Brands, Inc.; manufacturer of power transmission and fluid power solutions Gates Industrial Corporation plc; and background check and screening services provider First Advantage Corporation. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: provider of liability insurance to medical professionals ProAssurance Corporation; provider of industrial process technologies SPX Flow, Inc.; packaged baked goods company Flowers Foods, Inc.; oil and gas exploration and production company Coterra Energy, Inc.; and medical waste services company Stericycle, Inc. Current and future portfolio holdings are subject to change and risk.

4 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/29/2000	(15.02)%	3.83%	2.89%	7.43%	1.26%
Class I	4/29/2005	(14.77)	4.13	3.19	7.73	0.97
Class Y	12/30/2011	(14.64)	4.26	3.31	7.86	0.85
BENCHMARK
Russell 2000 Index		(20.44)	3.10	4.13	9.01	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small Cap Fund Class I(A) and the Russell 2000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2000 Index (“Index”). The Index measures the performance of roughly 2,000 US small-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 5

Diamond Hill Small-Mid Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: fresh egg producer Cal-Maine Foods, Inc.; oil and gas exploration and production company Coterra Energy, Inc.; New-Jersey based utility South Jersey Industries, Inc.; diversified foods manufacturer and retailer Lancaster Colony Corporation; and property and casualty reinsurance firm Alleghany Corporation.

Bottom contributors during the period included: discount airline operator Allegiant Travel Company; regional bank SVB Financial Group; apparel company Hanesbrands, Inc.; footwear and apparel company Wolverine World Wide, Inc.; and rental and leasing services company PROG Holdings, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: fabrication technology company ESAB Corporation; financial services software provider SS&C Technologies Holdings, Inc.; designer and manufacturer of industrial powertrain solutions, power transmission components and other specialty electronics Regal Rexnord Corporation; regional bank Live Oak Bancshares, Inc.; and telecommunications networking equipment and software services supplier Ciena Corporation. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: packaged baked goods company Flowers Foods, Inc.; automotive manufacturer Polaris, Inc.; property and casualty reinsurance firm Alleghany Corporation; provider of industrial process technologies SPX Flow, Inc.; and provider of liability insurance to medical professionals ProAssurance Corporation. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Small-Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	(13.86)%	4.41%	4.79%	9.44%	1.21%
Class I	12/30/2005	(13.62)	4.69	5.09	9.75	0.92
Class Y	12/30/2011	(13.51)	4.83	5.22	9.90	0.80
BENCHMARK
Russell 2500 Index		(18.37)	5.00	5.89	10.03	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Small-Mid Cap Fund Class I(A) and the Russell 2500 Index.

(A)	The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.
The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 2500 Index (“Index”). The Index measures the performance of roughly 2,500 US small- to mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 7

Diamond Hill Mid Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: food processing and commodities trading corporation Archer-Daniels-Midland Company; diversified foods manufacturer and retailer Lancaster Colony Corporation; oil and gas exploration and production company Coterra Energy Inc.; New-Jersey based utility South Jersey Industries, Inc.; and property and casualty reinsurance firm Alleghany Corporation.

Bottom contributors during the period included: regional bank SVB Financial Group; regional bank First Republic Bank; apparel company Hanesbrands Inc.; self-storage company CubeSmart; and footwear and accessories company VF Corporation.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: fabrication technology company ESAB Corporation; insurance advisor company Willis Towers Watson plc; designer and manufacturer of industrial powertrain solutions, power transmission components and other specialty electronics Regal Rexnord Corporation; financial services software provider SS&C Technologies Holdings, Inc.; and telecommunications networking equipment and software services supplier Ciena Corporation. Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: insurance advisor company Willis Towers Watson plc; property and casualty reinsurance firm Alleghany Corporation; automotive manufacturer Polaris, Inc.; rental and leasing services company PROG Holdings, Inc.; and packaged baked goods company Flowers Foods, Inc. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Mid Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Since Inception (12/31/13)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/31/2013	(13.66)%	3.45%	4.42%	6.40%	1.06%
Class I	12/31/2013	(13.39)	3.76	4.74	6.71	0.77
Class Y	12/31/2013	(13.31)	3.86	4.85	6.82	0.65
BENCHMARK
Russell Midcap Index		(17.32)	5.88	7.10	8.59	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Mid Cap Fund Class I(A) and the Russell Midcap Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell Midcap Index (“Index”). The Index measures the performance of roughly 800 US mid-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 9

Diamond Hill Large Cap Fund

Performance Discussion

Top contributors within the portfolio during the period included: oil and gas producer ConocoPhillips; property and casualty insurance provider American International Group, Inc.; health care facilities operator HCA Healthcare, Inc.; integrated oil and gas company Chevron Corporation; and agricultural commodities and products manufacturer Archer-Daniels-Midland Company.

Bottom contributors during the period included: footwear and accessories company VF Corporation; diversified media and entertainment conglomerate Walt Disney Company; multinational technology company Meta Platforms, Inc.; auto manufacturer General Motors Company; and regional bank SVB Financial Group.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: oil and gas producer ConocoPhillips; media and technology company Alphabet, Inc.; health care facilities operator HCA Healthcare, Inc.; software and IT services provider Microsoft Corporation; and global e-commerce company Amazon.com, Inc.

Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: consumer products manufacturer Procter & Gamble Company; consumer food and beverage products manufacturer Mondelez International, Inc.; multinational technology company Meta Platforms, Inc.; IT services provider Cognizant Technology Solutions Corporation; financial services technology company Fidelity National Information Services, Inc. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Large Cap Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/29/2001	(13.66)%	5.57%	6.92%	11.05%	0.96%
Class I	1/31/2005	(13.38)	5.88	7.23	11.36	0.67
Class Y	12/30/2011	(13.27)	6.00	7.35	11.49	0.55
BENCHMARK
Russell 1000 Index		(19.13)	7.35	9.13	12.37	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 11

Diamond Hill Large Cap Concentrated Fund

Performance Discussion

Top contributors within the portfolio during the period included: oil and gas producer ConocoPhillips; property and casualty insurance provider American International Group, Inc.; integrated oil and gas company Chevron Corporation; heavy construction machinery manufacturer Caterpillar, Inc.; and health insurance company Humana, Inc.

Bottom contributors during the period included: auto manufacturer General Motors Company; diversified media and entertainment conglomerate Walt Disney Company; media and technology company Alphabet, Inc.; private equity firm KKR & Co., Inc.; and multinational technology company Meta Platforms, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: oil and gas producer ConocoPhillips; heavy construction machinery manufacturer Caterpillar, Inc.; media and technology company Alphabet, Inc.; home improvement retailer Home Depot, Inc.; and railroad operator Union Pacific Corporation.

Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: diversified holding company Berkshire Hathaway, Inc.; diversified media and entertainment conglomerate Walt Disney Company; consumer food and beverage products manufacturer Mondelez International, Inc.; integrated oil and gas company Chevron Corporation; and multinational technology company Meta Platforms, Inc. Current and future portfolio holdings are subject to change and risk.

12 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Large Cap Concentrated Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Since Inception (2/26/21)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	2/26/2021	(12.93)%	2.66%	0.97%
Class I	2/26/2021	(12.75)	2.95	0.68
Class Y	2/26/2021	(12.62)	3.06	0.56
BENCHMARK
Russell 1000 Index		(19.13)	0.12	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Large Cap Concentrated Fund Class I(A) and the Russell 1000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”). The Index measures the performance of roughly 1,000 US large-cap companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 13

Diamond Hill Select Fund

Performance Discussion

Top contributors within the portfolio during the period included: multinational food company SunOpta, Inc.; property and casualty insurance provider American International Group, Inc.; mobile game developer Zynga, Inc.; diversified foods manufacturer and retailer Lancaster Colony Corporation; and property and casualty insurance company Alleghany Corporation.

Bottom contributors during the period included: custom printing services provider Cimpress plc; apparel company Hanesbrands, Inc.; global e-commerce company Amazon.com, Inc.; regional bank SVB Financial Group; and media and technology company Alphabet, Inc.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: global e-commerce company Amazon.com, Inc.; media and technology company Alphabet, Inc.; used car retailer CarMax, Inc.; auto manufacturer General Motors Company; and semiconductor manufacturer Texas Instruments, Inc.

Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: apparel company Hanesbrands, Inc.; multinational technology company Meta Platforms, Inc.; agriculture and transportation company Seaboard Corporation; footwear and accessories company VF Corporation; and food products manufacturer Post Holdings, Inc. Current and future portfolio holdings are subject to change and risk.

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Diamond Hill Select Fund (formerly Diamond Hill All Cap Select Fund)

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	12/30/2005	(17.44)%	7.84%	7.48%	11.51%	1.16%
Class I	12/30/2005	(17.20)	8.16	7.80	11.82	0.87
Class Y	12/30/2011	(17.10)	8.29	7.93	11.97	0.75
BENCHMARK
Russell 3000 Index		(19.21)	7.07	8.79	12.13	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Select Fund Class I(A) and the Russell 3000 Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 3000 Index (“Index”). The Index measures the performance of roughly 3,000 of the largest US companies. The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 15

Diamond Hill Long-Short Fund

Performance Discussion

Top contributors within the portfolio during the period included: integrated oil and gas company Chevron Corporation (long); health care facilities operator HCA Healthcare, Inc. (long); property and casualty insurance provider American International Group, Inc. (long); specialty chemicals company WD-40 Company (short); and human resources consulting firm Robert Half International, Inc. (short).

Bottom contributors during the period included: multinational technology company Meta Platforms, Inc. (long); media and technology company Alphabet, Inc. (long); regional bank SVB Financial Group (long); diversified media and entertainment conglomerate Walt Disney Company (long); and private equity firm KKR & Co., Inc. (long).

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: financial services software provider SS&C Technologies Holdings, Inc. (long); health care facilities operator HCA Healthcare, Inc. (long); telecommunications networking equipment and software services supplier Ciena Corporation (long); regional bank First Republic Bank (long); and cybersecurity company NetScout Systems, Inc. (short). Throughout the year, we eliminated positions in holdings that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger positions we exited : footwear and accessories company VF Corporation (long); insurance and employee benefits company MetLife, Inc. (long); regional bank Bank OZK (long); online used vehicle retailer CarMax, Inc. (short); and footwear and apparel company Wolverine World Wide, Inc. (long). Current and future portfolio holdings are subject to change and risk.

16 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Ten Years	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/30/2000	(8.74)%	2.61%	4.21%	6.38%	1.78%
Class I	1/31/2005	(8.45)	2.92	4.52	6.68	1.49
Class Y	12/30/2011	(8.36)	3.02	4.64	6.81	1.37
BENCHMARK
Russell 1000 Index		(19.13)	7.35	9.13	12.37	—
60% Russell 1000 Index/40% Bloomberg US Treasury Bills 1-3 Month Index *		(10.86)	5.22	6.37	7.87	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Long-Short Fund Class I(A), the Russell 1000 Index and the Blended Index (60% Russell 1000 Index and 40% Bloomberg US Treasury Bills 1-3 Month Index *)

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index and the blended index. The Russell 1000 Index measures the performance of roughly 1,000 US large-cap companies. The Blended Index represents a 60/40 weighted blend of the Russell 1000® Index and the Bloomberg US Treasury Bills 1-3 Month Index. The Bloomberg US Treasury Bills 1-3 Month Index measures the performance of US Treasury bills with time to maturity between 1 and 3 months. The index(es) are unmanaged, market capitalization weighted, do not reflect fees or expenses (which would lower the return) and are not available for direct investment.

*

Effective January 1, 2022, the Fund’s secondary benchmark is the 60% Russell 1000 Index/40% Bloomberg US Treasury Bills 1-3 Month Index. The Fund’s secondary benchmark is a blended index representing a 60% weighting of the Russell 1000 index and a 40% weighting of the Bloomberg US Treasury Bills 1-3 Month Index. The Fund’s new secondary benchmark was selected as the Adviser replaced the vendor of the treasury component of the blended benchmark due to a change in the licensing agreements. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 17

Diamond Hill International Fund

Performance Discussion

Top contributors within the portfolio during the period included: Brazilian pharmaceutical company Hypera SA; Canadian property and casualty insurance company Fairfax Financial Holdings Limited; UK-based specialty insurer Beazley plc; Indian banking and financial services company HDFC Bank Limited; and Israel-based software provider Check Point Software Technologies Ltd.

Bottom contributors during the period included: French video game publisher Ubisoft Entertainment SA; Korea-based consumer electronics manufacturer Samsung Electronics Co., Limited; US-based diversified media and entertainment conglomerate Walt Disney Company; UK-based telecom services provider BT Group plc; and Swedish digital music-streaming services provider Spotify Technology SA.

Fund Changes

During the period, we identified new investment opportunities and added positions to the portfolio including: Italian investment holding company Exor NV; German multinational software company SAP SE; UK-based multinational medical equipment manufacturing company Smith & Nephew plc; US-based pressure exchanger manufacturer Energy Recovery, Inc.; and Japanese marketing services provider Hakuhodo DY Holdings, Inc.

Throughout the year, we closed positions in companies that reached our estimate of intrinsic value and to fund purchases of more attractive investment opportunities. Larger sales included: UK-based telecom services provider BT Group plc; Canadian telecom services provider Rogers Communications, Inc.; US-based multinational technology company Meta Platforms, Inc.; Canadian information security services provider Blackberry Limited; and Chinese internet search provider Baidu, Inc. Current and future portfolio holdings are subject to change and risk.

18 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill International Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years*	Five Years*	Since Inception* (12/30/16)	Expense Ratio
PERFORMANCE AT NAV
Investor Class	6/28/2019	(13.84)%	1.04%	2.50%	6.69%	1.15%
Class I	6/28/2019	(13.51)	1.34	2.80	7.01	0.86
Class Y	6/28/2019	(13.41)	1.44	2.91	7.12	0.74
BENCHMARK
MSCI ACWI ex USA Index**		(16.00)	0.07	0.88	4.85	—
Morningstar Global Markets ex-US Index		(16.15)	0.35	1.07	5.04	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill International Fund Class I(A), the MSCI ACWI ex USA Index** and the Morningstar Global Markets ex-US Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents the comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the MSCI ACWI ex USA Index and the Morningstar Global Markets ex-US. Index.

**

Effective June 30, 2022, the Fund changed its primary benchmark to the MSCI ACWI ex USA Index, which is a more representative and widely recognized benchmark for non-US focused strategies. The MSCI ACWI ex USA Index measures the performance of large- and mid-cap stocks in developed (excluding the US) and emerging markets. The Morningstar Global Markets ex-US Index measures the performance of the stocks located in the developed and emerging countries (excluding the US) as defined by Morningstar. The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower return), and are not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Diamond Hill International Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

*

The quoted performance of the Fund reflects the past performance of Diamond Hill International Fund L.P. (the “International Partnership”), a private fund managed with full investment authority by the Fund’s Adviser. The Fund is managed in all material respects in a manner equivalent to the management of the predecessor unregistered fund. The performance of the International Partnership has been restated to reflect the net expenses and maximum applicable sales charge of the Fund for its initial years of investment operation. The International Partnership was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the International Partnership had been registered under the 1940 Act, its performance may have been adversely affected. Performance is measured from December 30, 2016, the inception of the International Partnership and is not the performance of the Fund. The assets of the International Partnership were converted, based on their value on June 28, 2019, into assets of the Fund. The International Partnership’s past performance is not necessarily an indication of how the Fund will perform in the future either before or after taxes.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 19

Diamond Hill Short Duration Securitized Bond Fund

Performance Discussion

The portfolio outperformed the Bloomberg US 1-3 Year Government/Credit Index in 2022. Fueled by the meteoric rise in short-term rates beginning in March and continuing through the end of 2022, the fixed income market experienced its most challenging year in history. The portfolio was able to offset the impact of rising rates by generating significant carry relative to the benchmark throughout the year.

The portfolio’s underweight to both the corporate and Treasury sectors contributed positively to performance as the shorter end of these sectors experienced a challenging environment. The portfolio’s overweight to the securitized sector held up well relative to the other sectors mentioned due to shorter overall duration as well as a significant yield advantage. Within the securitized market, credit card asset-backed securities (ABS) and small business ABS delivered the best relative return during the calendar year. Non-agency residential mortgage-backed securities (RMBS) detracted from performance as their longer duration felt the impact of rising rates more than shorter duration alternatives in the securitized market.

Fund Changes

The portfolio’s allocation to Treasury debt rose during the year and its allocation to corporate debt was relatively steady. A slight decrease in exposure to ABS reflects opportunities found in other areas of the market, such as commercial mortgage-backed securities (CMBS) and non-agency RMBS rather than any concerns regarding ABS. The portfolio’s yield continued to increase throughout the year, reflecting action in the Treasury market as rates across the curve climbed, while the portfolio’s duration held steady in the 1.3 to 1.4 years range.

20 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	(3.57)%	0.53%	1.77%	2.16%	0.81%
Class I	7/5/2016	(3.38)	0.77	2.05	2.44	0.52
Class Y	7/5/2016	(3.27)	0.91	2.18	2.56	0.40
BENCHMARK
Bloomberg US 1-3 Yr. Government/Credit Index		(3.69)	(0.32)	0.92	0.77	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Short Duration Securitized Bond Fund Class I(A) and Bloomberg US 1-3 Yr. Government/Credit Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg US 1-3 Yr. Government/Credit Index (“Index”). The Index measures the performance of investment grade government and corporate bonds with maturities of one to three years. The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 21

Diamond Hill Core Bond Fund

Performance Discussion

The portfolio has always been managed with a goal of generating excess returns relative to the Bloomberg US Aggregate Bond Index while working to protect against downside. Calendar year 2022 provided the perfect litmus test for our investment process — it was the worst year for investment grade fixed income in history as the Federal Reserve’s (Fed) aggressive tightening of interest rates combined with spread tightening pushed yields higher and bond prices lower.

Duration positioning during the year was a two-fold story — the portfolio benefitted during the first nine months of the year as the shorter duration posture helped mitigate the negative impact of rising rates, while duration was a hindrance in the final quarter as rates tightened and expectations grew for the Fed to slow or stop rate hikes. Portfolio duration is managed to a range of plus or minus 10% of the benchmark’s duration, but the historic shift in rates exacerbated the impact to the portfolio.

An underweight position relative to the benchmark in the credit sector as well as security selection — the result of our bottom-up approach — and portfolio construction contributed positively to relative performance during the year. The portfolio’s overweight to the securitized sector also contributed positively to relative performance in 2022, fueled by security selection in the asset-backed securities (ABS) sector as well as the portfolio’s allocation to non-agency commercial mortgage-backed securities (CMBS).

Within the ABS sector, allocations to non-benchmark market segments such as small business and unsecured consumer ABS were additive. The portfolio’s differentiation in the residential mortgage-backed securities (RMBS) market — achieved through investments in collateralized mortgage obligations in lieu of plain vanilla pass-through mortgages — essentially matched the benchmark’s performance in this sector but provided protection from duration extension as rates continued to rise throughout the year. The portfolio’s underweight to the Treasury sector contributed positively to performance as Treasuries felt the impact of the historic shift higher in rates.

Fund Changes

Sector changes to the portfolio are based on an investment philosophy focused on bottom-up security selection. The duration positioning (sensitivity to interest rate fluctuations) relative to the benchmark remained at the lower end of the +/- 10% range (vs. benchmark) due to the uncertain trajectory of rates throughout the year. Sector allocations in the portfolio remained steady over the year, reflecting the focus on security selection and our bottom-up investment philosophy.

The strategy experienced significant net inflows throughout the year and the deployment of those assets resulted in increases in various sectors such as agency and non-agency RMBS and CMBS. The allocation of cash to these sectors resulted in a decline in exposure to other sectors, not through active liquidation but due to incremental dollars being deployed in attractive sectors. The portfolio’s allocation to investment grade credit held steady year over year with marginal movement throughout 2022.

22 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2022

	Inception Date	One Year	Three Years	Five Years	Since Inception	Expense Ratio
PERFORMANCE AT NAV
Investor Class	7/5/2016	(12.05)%	(2.23)%	0.37%	0.52%	0.76%
Class I	7/5/2016	(11.84)	(1.97)	0.65	0.80	0.47
Class Y	7/5/2016	(11.63)	(1.85)	0.79	0.92	0.35
BENCHMARK
Bloomberg US Aggregate Bond Index		(13.01)	(2.71)	0.02	0.05	—

GROWTH OF $10,000

Comparison of the change in value of a $10,000 Investment in the Diamond Hill Core Bond Fund Class I(A) and Bloomberg US Aggregate Bond Index.

(A)

The growth of $10,000 chart represents the performance of Class I shares only, which will vary from the performance of Investor Class and Class Y shares based on the difference in loads and fees paid by shareholders in the different classes.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The chart above represents a comparison of a hypothetical $10,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bloomberg US Aggregate Bond Index (“Index”). The Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). The index is unmanaged, includes net reinvested dividends, does not reflect fees or expenses (which would lower the return), and is not available for direct investment. The Fund’s performance reflects the deduction of fees for these services.

Past performance is not indicative of future results. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance quoted. For current to most recent month-end performance, visit diamond-hill.com.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 23

Diamond Hill Small Cap Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 99.0%
Communication Services — 0.8%
Live Nation Entertainment, Inc. (a)(b)	33,019	$2,302,745

Consumer Discretionary — 14.9%
Carter’s, Inc. (a)	23,726	1,770,197
Century Communities, Inc. (a)	23,116	1,156,031
Green Brick Partners, Inc. (a)(b)	225,000	5,451,750
Hanesbrands, Inc. (a)	254,892	1,621,113
Johnson Outdoors, Inc., Class A (a)	9,594	634,355
PROG Holdings, Inc. (b)	104,442	1,764,025
Red Rock Resorts, Inc., Class A	457,994	18,324,340
Rocky Brands, Inc. (a)	83,269	1,966,814
Vail Resorts, Inc.	39,629	9,445,572
Wolverine World Wide, Inc.	28,831	315,123
		42,449,320
Consumer Staples — 11.5%
BellRing Brands, Inc. (b)	136,423	3,497,886
Cal-Maine Foods, Inc.	168,008	9,148,036
Lancaster Colony Corp.	22,768	4,492,126
Oil-Dri Corp. of America (a)	26,978	904,842
Post Holdings, Inc. (b)	103,566	9,347,867
Seaboard Corp.	1,449	5,470,279
		32,861,036
Energy — 3.5%
Centrus Energy Corp., Class A (a)(b)	38,314	1,244,439
Civitas Resources, Inc. (a)	152,378	8,827,258
		10,071,697
Financials — 23.6%
Bank OZK	317,691	12,726,701
BankUnited, Inc.	36,010	1,223,260
BOK Financial Corp.	64,438	6,688,020
Enstar Group Ltd. (b)	33,054	7,636,796
First Interstate BancSystem, Inc., Class A	138,302	5,345,372
Live Oak Bancshares, Inc.	217,422	6,566,144

	Shares	Fair Value
Financials — 23.6% continued
Mr. Cooper Group, Inc. (b)	281,022	$11,277,413
Triumph Financial, Inc. (a)(b)	24,543	1,199,416
Webster Financial Corp.	310,099	14,680,087
		67,343,209
Health Care — 5.1%
Enovis Corp. (b)	122,968	6,581,247
Integer Holdings Corp. (b)	31,492	2,155,942
UFP Technologies, Inc. (b)	49,901	5,882,829
		14,620,018
Industrials — 18.0%
Allegiant Travel Co. (b)	64,907	4,413,027
Allied Motion Technologies, Inc.	159,376	5,547,879
Concrete Pumping Holdings, Inc. (b)	770,000	4,504,500
Douglas Dynamics, Inc. (a)	83,939	3,035,234
Energy Recovery, Inc. (b)	175,283	3,591,549
ESAB Corp.	116,307	5,457,124
First Advantage Corp. (b)	124,636	1,620,268
FTAI Aviation Ltd. (a)	91,653	1,569,099
Gates Industrial Corp. plc (b)	154,013	1,757,288
Graham Corp. (a)(b)	92,680	891,582
Kirby Corp. (b)	44,765	2,880,628
WESCO International, Inc. (b)	128,938	16,143,038
		51,411,216
Information Technology — 7.8%
Rimini Street, Inc. (a)(b)	1,572,294	5,990,440
Sanmina Corp. (b)	57,031	3,267,306
WNS Holdings Ltd. - ADR (b)	161,287	12,901,347
		22,159,093
Materials — 7.9%
Ashland, Inc.	75,585	8,127,655
Chase Corp.	56,870	4,905,606
Taseko Mines Ltd. (a)(b)	4,937,333	7,257,880
TriMas Corp. (a)	29,842	827,817
United States Lime & Minerals, Inc. (a)	11,334	1,595,374
		22,714,332

24 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Small Cap Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 99.0% continued
Real Estate — 4.5%
CubeSmart	89,996	$3,622,339
Douglas Emmett, Inc.	40,656	637,486
Jones Lang LaSalle, Inc. (b)	7,605	1,212,009
Rayonier, Inc.	117,895	3,885,819
Ryman Hospitality Properties, Inc.	44,047	3,602,164
		12,959,817
Utilities — 1.4%
UGI Corp.	108,834	4,034,476

Total Common Stocks
(Cost $167,962,579)		$282,926,959

Registered Investment Companies — 4.5%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (c)	3,381,967	3,381,967
State Street Navigator Securities Lending Portfolio I, 4.48% (c)(d)	9,523,866	9,523,866
Total Registered Investment Companies
(Cost $12,905,833)		$12,905,833

Total Investment Securities — 103.5%
(Cost $180,868,412)		$295,832,792

Liabilities in Excess of Other Assets — (3.5)%		(9,951,318)

Net Assets — 100.0%		$285,881,474

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $14,738,257.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Small-Mid Cap Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 98.8%
Communication Services — 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)(b)	413,303	$24,707,253

Consumer Discretionary — 13.2%
Advance Auto Parts, Inc.	64,828	9,531,661
BorgWarner, Inc.	356,680	14,356,370
CarMax, Inc. (b)	177,996	10,838,176
Century Communities, Inc. (a)	57,155	2,858,322
Hanesbrands, Inc. (a)	2,700,294	17,173,870
NVR, Inc. (b)	12,135	55,973,658
PROG Holdings, Inc. (b)	763,269	12,891,613
Red Rock Resorts, Inc., Class A (a)	2,070,041	82,822,340
Vail Resorts, Inc.	123,325	29,394,514
Wolverine World Wide, Inc. (a)	1,342,452	14,673,000
		250,513,524
Consumer Staples — 10.3%
BellRing Brands, Inc. (b)	992,496	25,447,597
Cal-Maine Foods, Inc. (a)	1,026,756	55,906,864
Lancaster Colony Corp. (a)	231,745	45,723,289
Post Holdings, Inc. (b)	760,421	68,635,599
		195,713,349
Energy — 3.2%
Civitas Resources, Inc. (a)	278,418	16,128,755
Coterra Energy, Inc.	1,873,827	46,039,929
		62,168,684
Financials — 23.5%
Bank OZK	1,047,131	41,948,068
BankUnited, Inc. (a)	782,407	26,578,366
BOK Financial Corp.	502,069	52,109,742
Brighthouse Financial, Inc. (b)	423,843	21,730,431
Brown & Brown, Inc.	164,530	9,373,274
Enstar Group Ltd. (b)	81,049	18,725,561
First Interstate BancSystem, Inc., Class A (a)	788,162	30,462,461
First Republic Bank	185,563	22,618,274
Live Oak Bancshares, Inc. (a)	1,164,891	35,179,708

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 25

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 98.8% continued
Financials — 23.5% continued
Loews Corp.	440,275	$25,681,241
Mr. Cooper Group, Inc. (b)	997,213	40,018,158
RenaissanceRe Holdings Ltd.	136,911	25,223,114
SVB Financial Group (b)	126,989	29,225,248
Webster Financial Corp.	1,437,449	68,048,836
		446,922,482
Health Care — 3.3%
Boston Scientific Corp. (b)	243,915	11,285,947
Enovis Corp. (b)	761,925	40,778,226
Integer Holdings Corp. (a)(b)	147,704	10,111,816
		62,175,989
Industrials — 21.4%
Alaska Air Group, Inc. (b)	379,602	16,300,110
Allegiant Travel Co. (a)(b)	431,327	29,325,923
Energy Recovery, Inc. (a)(b)	998,606	20,461,437
ESAB Corp.	1,009,392	47,360,673
First Advantage Corp. (a)(b)	1,912,301	24,859,913
Gates Industrial Corp. plc (b)	3,420,037	39,022,622
Kirby Corp. (b)	450,522	28,991,091
Regal Rexnord Corp. (a)	322,780	38,727,144
Sensata Technologies Holding plc	991,522	40,037,658
Stericycle, Inc. (b)	291,650	14,550,419
WESCO International, Inc. (b)	854,347	106,964,244
		406,601,234
Information Technology — 7.3%
Broadridge Financial Solutions, Inc.	65,306	8,759,494
Ciena Corp. (b)	540,537	27,556,576
Sanmina Corp. (b)	502,632	28,795,787
SS&C Technologies Holdings, Inc.	772,328	40,207,396
WNS Holdings Ltd. - ADR (a)(b)	421,287	33,698,747
		139,018,000

	Shares	Fair Value
Materials — 2.8%
Ashland, Inc.	490,897	$52,786,154

Real Estate — 8.7%
CubeSmart	1,438,422	57,896,485
Douglas Emmett, Inc.	908,014	14,237,660
Jones Lang LaSalle, Inc. (b)	137,690	21,943,655
Rayonier, Inc.	1,063,827	35,063,738
Ryman Hospitality Properties, Inc.	351,084	28,711,650
UDR, Inc.	212,309	8,222,728
		166,075,916
Utilities — 3.8%
South Jersey Industries, Inc. (a)	805,092	28,604,919
UGI Corp.	1,190,413	44,128,610
		72,733,529

Total Common Stocks
(Cost $1,496,523,594)		$1,879,416,114

Registered Investment Companies — 5.7%
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	933,525	8,793,801
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (d)	16,036,415	16,036,415
State Street Navigator Securities Lending Portfolio I, 4.48% (d)(e)	83,652,229	83,652,229
Total Registered Investment Companies
(Cost $109,028,277)		$108,482,445

Total Investment Securities — 104.5%
(Cost $1,605,551,871)		$1,987,898,559

Liabilities in Excess of Other Assets — (4.5)%		(85,581,122)

Net Assets — 100.0%		$1,902,317,437

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $85,297,184.
(b)	Non-income producing security.
(c)	Affiliated Fund.

26 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Small-Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2022

(d)	The rate shown is the 7-day effective yield as of December 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Mid Cap Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 98.7%
Communication Services — 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	40,994	$2,450,621

Consumer Discretionary — 12.2%
Advance Auto Parts, Inc.	6,420	943,933
BorgWarner, Inc.	34,354	1,382,749
CarMax, Inc. (a)	17,389	1,058,816
Hanesbrands, Inc. (b)	245,644	1,562,296
NVR, Inc. (a)	1,259	5,807,238
Red Rock Resorts, Inc., Class A	203,007	8,122,310
Vail Resorts, Inc.	11,598	2,764,383
VF Corp.	42,738	1,179,996
		22,821,721
Consumer Staples — 8.4%
Archer-Daniels-Midland Co.	25,220	2,341,677
BellRing Brands, Inc. (a)	86,718	2,223,450
Lancaster Colony Corp.	23,548	4,646,020
Post Holdings, Inc. (a)	72,043	6,502,601
		15,713,748
Energy — 2.3%
Coterra Energy, Inc.	170,406	4,186,875

Financials — 24.8%
American International Group, Inc.	101,090	6,392,932
Bank OZK	85,457	3,423,408
BankUnited, Inc.	43,812	1,488,294
BOK Financial Corp.	22,919	2,378,763
Brighthouse Financial, Inc. (a)	36,894	1,891,555
Discover Financial Services	14,059	1,375,392
Enstar Group Ltd. (a)	6,332	1,462,945
First Republic Bank	38,351	4,674,603
Hartford Financial Services Group, Inc. (The)	43,621	3,307,781
Loews Corp.	38,785	2,262,329
Mr. Cooper Group, Inc. (a)	80,168	3,217,142
SVB Financial Group (a)	23,677	5,449,025
Webster Financial Corp.	108,461	5,134,544

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 27

Diamond Hill Mid Cap Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 98.7% continued
Financials — 24.8% continued
Willis Towers Watson plc	16,270	$3,979,317
		46,438,030
Health Care — 4.3%
Boston Scientific Corp. (a)	87,475	4,047,468
Enovis Corp. (a)	75,237	4,026,684
		8,074,152
Industrials — 17.8%
Alaska Air Group, Inc. (a)	65,101	2,795,437
Allegiant Travel Co. (a)	13,788	937,446
ESAB Corp.	88,962	4,174,097
Kirby Corp. (a)	43,981	2,830,177
Parker-Hannifin Corp.	18,998	5,528,418
Regal Rexnord Corp.	31,905	3,827,962
Sensata Technologies Holding plc	87,565	3,535,875
Stericycle, Inc. (a)	26,434	1,318,792
WESCO International, Inc. (a)	66,910	8,377,132
		33,325,336
Information Technology — 8.5%
Check Point Software Technologies Ltd. (a)	43,349	5,468,910
Ciena Corp. (a)	52,455	2,674,156
Cognizant Technology Solutions Corp., Class A	39,903	2,282,053
NXP Semiconductors NV	10,756	1,699,771
SS&C Technologies Holdings, Inc.	73,021	3,801,473
		15,926,363
Materials — 6.1%
Ashland, Inc.	50,049	5,381,769
Freeport-McMoRan, Inc.	160,179	6,086,802
		11,468,571
Real Estate — 9.1%
CubeSmart	139,572	5,617,773
Douglas Emmett, Inc.	70,421	1,104,201
Jones Lang LaSalle, Inc. (a)	12,868	2,050,773
Rayonier, Inc.	73,348	2,417,550

	Shares	Fair Value
Real Estate — 9.1% continued
Ryman Hospitality Properties, Inc.	34,300	$2,805,054
UDR, Inc.	20,851	807,559
Weyerhaeuser Co.	73,246	2,270,626
		17,073,536
Utilities — 3.9%
South Jersey Industries, Inc.	79,762	2,833,944
UGI Corp.	121,032	4,486,656
		7,320,600

Total Common Stocks
(Cost $128,316,783)		$184,799,553

Registered Investment Companies — 2.2%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (c)	2,606,063	2,606,063
State Street Navigator Securities Lending Portfolio I, 4.48% (c)(d)	1,512,836	1,512,836
Total Registered Investment Companies
(Cost $4,118,899)		$4,118,899

Total Investment Securities — 100.9%
(Cost $132,435,682)		$188,918,452

Liabilities in Excess of Other Assets — (0.9)%		(1,685,500)

Net Assets — 100.0%		$187,232,952

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $1,480,252.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

NV — Naamloze Vennootschap

plc — Public Limited Company

See accompanying Notes to Financial Statements.

28 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Large Cap Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 99.2%
Communication Services — 6.2%
Alphabet, Inc., Class A (a)	2,311,627	$203,954,850
Take-Two Interactive Software, Inc. (a)(b)	737,869	76,834,299
Verizon Communications, Inc.	3,266,287	128,691,708
Walt Disney Co. (The) (a)	1,292,302	112,275,198
		521,756,055
Consumer Discretionary — 13.6%
Amazon.com, Inc. (a)	2,062,870	173,281,080
Booking Holdings, Inc. (a)	65,542	132,085,482
BorgWarner, Inc.	3,008,877	121,107,299
CarMax, Inc. (a)(b)	2,481,548	151,101,458
General Motors Co.	5,789,216	194,749,226
Home Depot, Inc. (The)	533,995	168,667,661
NVR, Inc. (a)(b)	45,548	210,093,794
		1,151,086,000
Consumer Staples — 3.3%
PepsiCo, Inc.	1,552,788	280,526,680

Energy — 5.1%
Chevron Corp.	481,396	86,405,768
ConocoPhillips (b)	2,936,891	346,553,138
		432,958,906
Financials — 23.0%
American International Group, Inc.	6,114,579	386,685,976
Bank of America Corp.	7,987,260	264,538,051
Berkshire Hathaway, Inc., Class B (a)	564,811	174,470,118
First Republic Bank	798,417	97,319,048
Hartford Financial Services Group, Inc. (The)	1,298,175	98,440,610
KKR & Co., Inc. (b)	4,746,474	220,331,323
Marsh & McLennan Cos., Inc.	895,313	148,156,395
Nasdaq, Inc.	2,333,553	143,163,476
Truist Financial Corp.	6,187,542	266,249,932
Wells Fargo & Co.	3,665,406	151,344,614
		1,950,699,543
Health Care — 16.2%
Abbott Laboratories	2,573,063	282,496,587

	Shares	Fair Value
Health Care — 16.2% continued
AbbVie, Inc.	678,231	$109,608,912
Becton, Dickinson and Co.	632,832	160,929,178
HCA Healthcare, Inc.	790,601	189,712,616
Humana, Inc. (b)	336,848	172,530,177
Medtronic plc	1,678,289	130,436,621
Pfizer, Inc.	3,325,603	170,403,898
Stryker Corp. (b)	647,170	158,226,593
		1,374,344,582
Industrials — 14.1%
Carrier Global Corp.	2,254,952	93,016,770
Caterpillar, Inc.	902,736	216,259,436
Deere & Co. (b)	351,714	150,800,895
Honeywell International, Inc.	639,925	137,135,927
L3Harris Technologies, Inc.	565,034	117,645,729
Parker-Hannifin Corp.	612,094	178,119,354
Union Pacific Corp.	821,300	170,066,591
Waste Management, Inc.	832,893	130,664,254
		1,193,708,956
Information Technology — 8.1%
Microsoft Corp.	730,618	175,216,809
SS&C Technologies Holdings, Inc.	2,937,644	152,933,747
Texas Instruments, Inc.	1,409,000	232,794,980
Visa, Inc., Class A (b)	625,743	130,004,366
		690,949,902
Materials — 5.9%
Freeport-McMoRan, Inc.	4,555,227	173,098,626
Linde plc	396,200	129,232,516
Martin Marietta Materials, Inc.	310,700	105,007,279
Sherwin-Williams Co. (The)	403,250	95,703,322
		503,041,743
Real Estate — 2.4%
SBA Communications Corp.	311,095	87,203,039
Weyerhaeuser Co.	3,801,821	117,856,451
		205,059,490

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 29

Diamond Hill Large Cap Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 99.2% continued
Utilities — 1.3%
Dominion Energy, Inc.	1,850,828	$113,492,773

Total Common Stocks
(Cost $6,948,596,444)		$8,417,624,630

Registered Investment Companies — 3.4%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (c)	98,527,673	98,527,673
State Street Navigator Securities Lending Portfolio I, 4.48% (c)(d)	193,290,055	193,290,055
Total Registered Investment Companies
(Cost $291,817,728)		$291,817,728

Total Investment Securities — 102.6%
(Cost $7,240,414,172)		$8,709,442,358

Liabilities in Excess of Other Assets — (2.6)%		(219,449,701)

Net Assets — 100.0%		$8,489,992,657

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $216,175,869.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Large Cap
Concentrated Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 96.9%
Communication Services — 5.0%
Alphabet, Inc., Class A (a)	13,140	$1,159,342

Consumer Discretionary — 17.1%
Amazon.com, Inc. (a)	10,135	851,340
General Motors Co.	31,618	1,063,630
Home Depot, Inc. (The)	3,002	948,212
NVR, Inc. (a)(b)	236	1,088,569
		3,951,751
Consumer Staples — 5.7%
PepsiCo, Inc.	7,338	1,325,683

Energy — 6.0%
ConocoPhillips	11,837	1,396,766

Financials — 22.7%
American International Group, Inc.	31,814	2,011,917
Bank of America Corp.	31,202	1,033,410
KKR & Co., Inc.	21,633	1,004,204
Truist Financial Corp.	28,251	1,215,641
		5,265,172
Health Care — 14.5%
Abbott Laboratories	13,903	1,526,410
Humana, Inc.	1,818	931,161
Pfizer, Inc.	17,530	898,237
		3,355,808
Industrials — 13.0%
Caterpillar, Inc.	4,880	1,169,053
Parker-Hannifin Corp.	3,100	902,100
Union Pacific Corp.	4,488	929,330
		3,000,483
Information Technology — 8.8%
Microsoft Corp.	3,800	911,316
Texas Instruments, Inc.	6,776	1,119,531
		2,030,847
Materials — 4.1%
Freeport-McMoRan, Inc.	24,715	939,170

Total Common Stocks
(Cost $22,170,705)		$22,425,022

30 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Large Cap
Concentrated Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Registered Investment Companies — 4.1%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (c)	713,754	$713,754
State Street Navigator Securities Lending Portfolio I, 4.48% (c)(d)	227,580	227,580
Total Registered Investment Companies
(Cost $941,334)		$941,334

Total Investment Securities — 101.0%
(Cost $23,112,039)		$23,366,356

Liabilities in Excess of Other Assets — (1.0)%		(219,122)

Net Assets — 100.0%		$23,147,234

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $221,404.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

See accompanying Notes to Financial Statements.

Diamond Hill Select Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 100.7%
Communication Services — 5.5%
Alphabet, Inc., Class A (a)	201,445	$17,773,492

Consumer Discretionary — 18.8%
Amazon.com, Inc. (a)	212,782	17,873,688
CarMax, Inc. (a)	223,638	13,617,318
General Motors Co.	286,874	9,650,441
Red Rock Resorts, Inc., Class A	496,403	19,861,084
		61,002,531
Consumer Staples — 5.7%
Lancaster Colony Corp.	37,945	7,486,549
SunOpta, Inc. (a)(b)	1,317,576	11,120,341
		18,606,890
Financials — 28.4%
American International Group, Inc.	316,113	19,990,986
Berkshire Hathaway, Inc., Class B (a)	11,073	3,420,450
Cadence Bank	195,559	4,822,485
KKR & Co., Inc.	304,820	14,149,744
Live Oak Bancshares, Inc.	222,160	6,709,232
Mr. Cooper Group, Inc. (a)	662,610	26,590,539
Truist Financial Corp.	201,202	8,657,722
Webster Financial Corp.	160,962	7,619,941
		91,961,099
Health Care — 3.1%
Enovis Corp. (a)	154,692	8,279,116
Humana, Inc.	3,213	1,645,667
		9,924,783
Industrials — 24.9%
Cimpress plc (a)(b)	494,393	13,650,191
Energy Recovery, Inc. (a)	313,761	6,428,963
ESAB Corp.	220,891	10,364,206
Kirby Corp. (a)	103,930	6,687,896
Regal Rexnord Corp.	71,538	8,583,129
Wabtec Corp.	79,652	7,950,066
WESCO International, Inc. (a)	215,232	26,947,046
		80,611,497
Information Technology — 10.0%
Microsoft Corp.	33,824	8,111,672

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 31

Diamond Hill Select Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 100.7% continued
Information Technology — 10.0% continued
Rimini Street, Inc. (a)	1,310,895	$4,994,510
SS&C Technologies Holdings, Inc.	197,002	10,255,924
Texas Instruments, Inc.	53,988	8,919,897
		32,282,003
Materials — 4.3%
Ashland, Inc.	92,408	9,936,632
Freeport-McMoRan, Inc.	109,474	4,160,012
		14,096,644

Total Common Stocks
(Cost $280,863,855)		$326,258,939

Registered Investment Companies — 6.0%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (c)	4,928,266	4,928,266
State Street Navigator Securities Lending Portfolio I, 4.48% (c)(d)	14,571,422	14,571,422
Total Registered Investment Companies
(Cost $19,499,688)		$19,499,688

Total Investment Securities — 106.7%
(Cost $300,363,543)		$345,758,627

Liabilities in Excess of Other Assets — (6.7)%		(21,808,260)

Net Assets — 100.0%		$323,950,367

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $14,676,114.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.
(d)	This security was purchased using cash collateral held from securities on loan.

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 86.1%
Communication Services — 9.9%
Alphabet, Inc., Class A (a)	631,450	$55,712,834
Comcast Corp., Class A (b)	627,874	21,956,754
Meta Platforms, Inc., Class A (a)	317,019	38,150,066
Verizon Communications, Inc. (b)	655,990	25,846,006
Walt Disney Co. (The) (a)(b)	372,044	32,323,183
		173,988,843
Consumer Discretionary — 5.1%
Booking Holdings, Inc. (a)	14,110	28,435,601
BorgWarner, Inc. (b)	543,693	21,883,643
Hanesbrands, Inc. (b)	2,323,960	14,780,386
TJX Cos., Inc. (The) (b)(c)	306,586	24,404,246
		89,503,876
Consumer Staples — 3.2%
Archer-Daniels-Midland Co. (b)(c)	137,081	12,727,971
Constellation Brands, Inc., Class A (b)(c)	105,094	24,355,535
Mondelez International, Inc., Class A (b)(c)	267,630	17,837,540
		54,921,046
Energy — 3.7%
Chevron Corp. (b)	199,544	35,816,153
Coterra Energy, Inc. (b)	1,151,703	28,297,343
		64,113,496
Financials — 21.7%
American International Group, Inc.	1,061,340	67,119,142
Bank of America Corp. (b)(c)	705,875	23,378,580
Berkshire Hathaway, Inc., Class B (a)(b)	137,559	42,491,975
Citigroup, Inc. (b)(c)	922,731	41,735,123
First Republic Bank (c)	215,660	26,286,797
Hartford Financial Services Group, Inc. (The) (b)	309,776	23,490,314
KKR & Co., Inc. (b)	1,028,958	47,764,230
Morgan Stanley (b)	202,252	17,195,465

32 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 86.1% continued
Financials — 21.7% continued
SVB Financial Group (a)(b)(c)	96,690	$22,252,237
Truist Financial Corp. (b)(c)	892,209	38,391,753
Wells Fargo & Co. (c)	714,918	29,518,964
		379,624,580
Health Care — 14.5%
Abbott Laboratories (b)	269,012	29,534,828
Becton, Dickinson and Co.	85,617	21,772,403
CVS Health Corp. (b)	299,574	27,917,301
Enovis Corp. (a)	334,395	17,896,820
HCA Healthcare, Inc.	144,951	34,782,442
Humana, Inc.	67,855	34,754,652
Medtronic plc	408,744	31,767,584
Perrigo Co. plc	921,874	31,426,685
Pfizer, Inc. (b)	479,375	24,563,175
		254,415,890
Industrials — 9.3%
Alaska Air Group, Inc. (a)(b)	478,533	20,548,207
ESAB Corp.	391,380	18,363,550
Johnson Controls International plc	359,095	22,982,080
Kirby Corp. (a)(b)	322,783	20,771,086
L3Harris Technologies, Inc. (b)	101,660	21,166,629
Parker-Hannifin Corp. (b)	116,456	33,888,696
Sensata Technologies Holding plc	631,398	25,495,851
		163,216,099
Information Technology — 15.0%
Ciena Corp. (a)(b)(c)	583,985	29,771,555
Cognizant Technology Solutions Corp., Class A (b)	519,270	29,697,051
Fidelity National Information Services, Inc.	472,891	32,085,654
Microsoft Corp.	223,242	53,537,896
SS&C Technologies Holdings, Inc.	682,824	35,547,817

	Shares	Fair Value
Information Technology — 15.0% continued
Texas Instruments, Inc. (b)	159,916	$26,421,322
Visa, Inc., Class A	140,882	29,269,644
WNS Holdings Ltd. - ADR (a)	334,426	26,750,736
		263,081,675
Materials — 2.5%
Ashland, Inc. (b)	154,689	16,633,708
Freeport-McMoRan, Inc. (b)	719,574	27,343,812
		43,977,520
Utilities — 1.2%
Dominion Energy, Inc. (b)	347,370	21,300,728

Total Common Stocks
(Cost $1,078,940,367)		$1,508,143,753

	Coupon	Maturity	Par Value	Fair Value
Treasury — 6.6%
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$38,470,312
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,042,188
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,015,625
Total Treasury
(Cost $117,624,175)				$116,528,125

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 33

Diamond Hill Long-Short Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Registered Investment Companies — 26.4%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (d)	109,829,026	$109,829,026
State Street Navigator Securities Lending Portfolio I, 4.48% (d)(e)	353,268,810	353,268,810
Total Registered Investment Companies
(Cost $463,097,836)		$463,097,836

Total Investment Securities — 119.1%
(Cost $1,659,662,378)		$2,087,769,714

Segregated Cash With Custodian — 29.0%		507,722,183

Investments Sold Short — (28.2)%
(Proceeds $545,382,701)		(493,674,798)

Liabilities in Excess of Other Assets — (19.9)%		(349,360,112)

Net Assets — 100.0%		$1,752,456,987

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $344,642,062.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of December 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR — American Depositary Receipt

plc — Public Limited Company

See accompanying Notes to Financial Statements.

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short
December 31, 2022

	Shares	Fair Value
Common Stocks — 28.2%
Communication Services — 0.2%
Cogent Communications Holdings, Inc.	75,895	$4,332,087

Consumer Discretionary — 5.2%
Acushnet Holdings Corp.	134,777	5,722,631
Best Buy Co., Inc.	119,566	9,590,389
Dick’s Sporting Goods, Inc.	130,271	15,670,299
Etsy, Inc.	117,060	14,021,447
GameStop Corp., Class A	397,995	7,346,988
Grand Canyon Education, Inc.	246,547	26,050,156
Macy’s, Inc.	162,520	3,356,038
Tesla, Inc.	39,657	4,884,949
Whirlpool Corp.	36,465	5,158,339
		91,801,236
Consumer Staples — 4.7%
Brown-Forman Corp., Class B	388,695	25,529,488
Clorox Co. (The)	55,535	7,793,227
e.l.f. Beauty, Inc.	216,750	11,986,275
J.M. Smucker Co. (The)	93,435	14,805,710
WD-40 Co.	133,212	21,475,106
		81,589,806
Energy — 0.1%
RPC, Inc.	300,513	2,671,561

Financials — 3.7%
Bank of Hawaii Corp.	115,590	8,965,160
Blackstone Mortgage Trust, Inc., Class A	121,445	2,570,991
Commerce Bancshares, Inc.	398,895	27,152,783
First Financial Bankshares, Inc.	384,718	13,234,299
Palomar Holdings, Inc.	176,935	7,990,385
Westamerica BanCorp.	77,420	4,568,554
		64,482,172
Health Care — 2.6%
AMN Healthcare Services, Inc.	111,390	11,453,120
CONMED Corp.	55,515	4,920,850
Penumbra, Inc.	80,115	17,822,383

34 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Long-Short Fund
Schedule of Investments Sold Short (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 28.2% continued
Health Care — 2.6% continued
Waters Corp.	30,955	$10,604,564
		44,800,917
Industrials — 3.8%
Avis Budget Group, Inc.	47,700	7,819,461
CBIZ, Inc.	190,365	8,918,600
Cintas Corp.	15,459	6,981,594
Robert Half International, Inc.	181,533	13,402,581
United Parcel Service, Inc., Class B	129,770	22,559,217
W.W. Grainger, Inc.	10,970	6,102,062
		65,783,515
Information Technology — 5.1%
Asana, Inc., Class A	319,350	4,397,449
Badger Meter, Inc.	169,956	18,530,303
Cisco Systems, Inc.	148,530	7,075,969
Consensus Cloud Solutions, Inc.	95,763	5,148,219
F5, Inc.	34,682	4,977,214
International Business Machines Corp.	80,640	11,361,370
NetScout Systems, Inc.	566,245	18,408,625
Oracle Corp.	69,775	5,703,408
Teradata Corp.	386,780	13,019,015
		88,621,572
Materials — 0.7%
Silgan Holdings, Inc.	247,485	12,829,622

Real Estate — 0.1%
Boston Properties, Inc.	27,630	1,867,235

Utilities — 2.0%
Consolidated Edison, Inc.	82,950	7,905,964
Ormat Technologies, Inc.	312,085	26,989,111
		34,895,075

Total Investments Sold Short — 28.2%
(Proceeds $545,382,701)		$493,674,798

Percentages disclosed are based on total net assets of the Fund at December 31, 2022.

See accompanying notes to Financial Statements.

Diamond Hill International Fund
Schedule of Investments
December 31, 2022

	Shares	Fair Value
Common Stocks — 97.3%
Brazil — 2.2%
Ambev SA	154,690	$424,866
Hypera SA	80,151	685,285
		1,110,151
Canada — 6.0%
Canadian Natural Resources Ltd. (a)	10,689	593,601
Cenovus Energy, Inc. (a)	13,015	252,523
Fairfax Financial Holdings Ltd. (a)	3,610	2,138,537
Imperial Oil Ltd.	2,655	129,323
		3,113,984
China — 5.7%
Alibaba Group Holding Ltd. (b)	80,200	880,014
Fu Shou Yuan International Group Ltd.	860,000	734,730
Tencent Holdings Ltd.	31,500	1,335,591
		2,950,335
France — 3.7%
Safran SA	9,558	1,197,545
Ubisoft Entertainment SA (b)	25,840	730,226
		1,927,771
Germany — 4.1%
Fuchs Petrolub SE	40,053	1,188,724
SAP SE	9,076	937,300
		2,126,024
India — 3.0%
HDFC Bank Ltd. - ADR	22,913	1,567,478

Israel — 3.6%
Check Point Software Technologies Ltd. (b)	14,876	1,876,756

Italy — 1.9%
doValue SpA	124,556	954,792

Japan — 7.3%
Astellas Pharma, Inc.	87,400	1,328,760
Hakuhodo DY Holdings, Inc.	59,800	600,061
Nintendo Co. Ltd. - ADR	136,880	1,426,290

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 35

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Common Stocks — 97.3% continued
Japan — 7.3% continued
Shionogi & Co. Ltd.	8,100	$404,070
		3,759,181
Mexico — 2.8%
Fomento Economico Mexicano SAB de CV	185,612	1,451,076

Netherlands — 3.9%
EXOR NV (b)	18,576	1,360,447
Universal Music Group NV	27,153	656,834
		2,017,281
Peru — 1.2%
Credicorp Ltd.	4,676	634,346

Poland — 2.5%
Dino Polska SA (b)	14,841	1,275,613

South Korea — 3.3%
Samsung Electronics Co. Ltd.	38,077	1,678,331

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	105,579	636,126

Sweden — 2.5%
Assa Abloy AB, Class B	60,709	1,305,970

Switzerland — 12.7%
Compagnie Financière Richemont SA, Class A	6,735	873,317
Nestlé SA	9,944	1,148,700
Novartis AG - ADR (a)	21,476	1,948,303
Roche Holdings AG	3,565	1,120,330
Swatch Group AG (The)	5,047	1,434,555
		6,525,205
Taiwan Province of China — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,167	384,890

	Shares	Fair Value
United Kingdom — 22.1%
Ashmore Group plc	511,602	$1,473,644
Beazley plc	105,579	863,411
Bunzl plc	27,061	900,263
Compass Group plc	50,031	1,155,239
Diageo plc	28,311	1,239,142
GSK plc	48,617	840,202
Haleon plc (b)	60,772	240,435
Howden Joinery Group plc	153,858	1,038,837
Smith & Nephew plc	59,822	798,859
Tesco plc	379,475	1,022,566
Unilever plc	36,727	1,843,409
		11,416,007
United States — 6.8%
Aurinia Pharmaceuticals, Inc. (b)	28,574	123,440
Energy Recovery, Inc. (a)(b)	34,320	703,217
Freeport-McMoRan, Inc.	26,560	1,009,280
Spotify Technology SA (b)	12,599	994,691
Walt Disney Co. (The) (b)	7,431	645,605
		3,476,233

Total Common Stocks
(Cost $54,615,910)		$50,187,550

Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Compagnie Financiere Richemont SA (Cost $0) (b)	8,320	6,929

Registered Investment Companies — 8.8%
State Street Institutional US Government Money Market Fund - Premier Class, 4.10% (d)	1,441,848	1,441,848

36 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill International Fund
Schedule of Investments (Continued)
December 31, 2022

	Shares	Fair Value
Registered Investment Companies — 8.8% continued
State Street Navigator Securities Lending Portfolio I, 4.48% (d)(e)	3,084,847	$3,084,847
Total Registered Investment Companies
(Cost $4,526,695)		$4,526,695

Total Investment Securities — 106.1%
(Cost $59,142,605)		$54,721,174

Liabilities in Excess of Other Assets — (6.1)%		(3,122,139)

Net Assets — 100.0%		$51,599,035

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $3,587,688.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of December 31, 2022.
(e)	This security was purchased using cash collateral held from securities on loan.

AB — Aktiebolag

ADR — American Depositary Receipt

AG — Aktiengesellschaft

NV — Naamloze Vennootschap

plc — Public Limited Company

SA — Societe Anonyme

SAB de CV— Societe Anonima Bursatil de Capital Variable

SE — Societe Europaea

SpA — Societa per Azioni

See accompanying Notes to Financial Statements.

Diamond Hill Short Duration
Securitized Bond Fund
Schedule of Investments
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 5.8%
Banking — 3.3%
Bank of America Corp.	1.486%	05/19/24	$4,514,000	$4,443,203
Capital One Financial Corp.	1.343%	12/06/24	1,700,000	1,627,906
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	936,646
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,533,949
Discover Financial Services	3.750%	03/04/25	2,750,000	2,649,316
Fifth Third Bancorp (b)	1.707%	11/01/27	1,200,000	1,064,368
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	965,314
Goldman Sachs Group, Inc.	0.925%	10/21/24	5,000,000	4,790,001
JPMorgan Chase & Co. (1* SOFR + 60) (a)	0.653%	09/16/24	350,000	337,522
JPMorgan Chase & Co. (b)	0.768%	08/09/25	3,000,000	2,768,840
JPMorgan Chase & Co.	1.561%	12/10/25	2,000,000	1,851,653
JPMorgan Chase & Co.	2.595%	02/24/26	1,700,000	1,598,272
JPMorgan Chase & Co.	1.470%	09/22/27	1,600,000	1,385,221
Morgan Stanley	0.791%	01/22/25	3,800,000	3,594,988
Royal Bank of Canada (b)	0.750%	10/07/24	2,000,000	1,859,601
Royal Bank of Canada	3.375%	04/14/25	900,000	869,691
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	837,578
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	465,235
Truist Financial Corp.	4.218%	06/09/25	800,000	783,214
Wells Fargo & Co., Class MTN (1* SOFR + 160) (a)	1.654%	06/02/24	1,000,000	983,843
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,558,852
				37,905,213
Communications — 0.0% (c)
Twenty-First Century Fox, Inc. (b)	4.030%	01/25/24	450,000	444,781

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 37

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 5.8% continued
Consumer Cyclical — 0.4%
General Motors Financial Co.	1.250%	01/08/26	$3,700,000	$3,258,141
Honda Motor Co.	2.271%	03/10/25	900,000	851,644
				4,109,785
Consumer Non-Cyclical — 0.4%
Baxter International, Inc. (b)	0.868%	12/01/23	1,800,000	1,731,547
Kroger Co. (The)	4.000%	02/01/24	1,800,000	1,774,802
Mondelez International, Inc. (d)	0.750%	09/24/24	300,000	277,538
				3,783,887
Electric — 0.3%
DTE Energy Co.	1.050%	06/01/25	500,000	452,882
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,605,320
				3,058,202
Energy — 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	1,000,883
Energy Transfer Operating LP	4.500%	04/15/24	925,000	911,832
TransCanada Pipeline Ltd. (b)	1.000%	10/12/24	750,000	694,144
				2,606,859
Insurance — 1.0%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,357,926
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,825,685
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,109,767
New York Life Global Funding (d)	0.900%	10/29/24	800,000	740,994
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,172,107
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,802,348
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,585,696
				11,594,523

	Coupon	Maturity	Par Value	Fair Value
Technology — 0.0% (c)
Dell Technologies, Inc.	4.900%	10/01/26	$300,000	$295,290

Transportation — 0.2%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	08/15/27	421,612	401,278
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,439,000	1,247,933
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	948,460	935,130
				2,584,341

Total Corporate Credit
(Cost $70,078,262)				$66,382,881

Securitized — 86.7%
ABS-Other — 6.9%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	667,333	618,368
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	2,996,571
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	260,833	254,427
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	833,586	755,957
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	783,571	713,645
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	8,350,000	7,294,107
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	9,000,000	7,309,372

38 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
ABS-Other — 6.9% continued
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/26/26	$11,500,000	$9,222,494
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,850,000	4,565,290
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	23,447	23,042
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,584,783	1,353,327
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,103,549	898,059
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	378,290	362,855
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	977,980	896,423
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	454,875	418,801
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	2,592,785	2,391,927
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,613,278	1,987,442
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	1,984,817	1,451,446
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	416,497	387,141
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,537,000	1,334,211
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,229,600	1,081,128

	Coupon	Maturity	Par Value	Fair Value
ABS-Other — 6.9% continued
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	$693,185	$588,505
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	06/22/41	1,419,905	1,250,714
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (d)	3.474%	11/25/26	9,908,664	8,723,411
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A (1* 1MO LIBOR + 285) (a)(d)	7.239%	02/25/23	7,000,000	6,841,376
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(d)	7.039%	08/25/23	9,400,000	9,226,257
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	1,044,524	944,437
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	412,034	383,213
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	1,137,192	1,106,940
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	3,000,000	2,519,199
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	1,095,115	1,078,424
				78,978,509
Agency MBS CMO — 1.1%
FHLMC, Series 2979, Class FP (1* 1MO LIBOR + 45) (a)	4.768%	05/15/35	282,584	278,128
FHLMC, Series 3121, Class FM (1* 1MO LIBOR + 40) (a)	4.718%	03/15/36	262,529	257,921

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 39

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Agency MBS CMO — 1.1% continued
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	5.418%	11/15/37	$451,109	$449,743
FHLMC, Series 3925, Class FL (1* 1MO LIBOR + 45) (a)	4.768%	01/15/41	63,599	63,176
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	4.818%	07/15/41	207,607	203,702
FHLMC, Series 4314, Class PF (1* 1MO LIBOR + 40) (a)	4.718%	07/15/43	92,321	91,307
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	638,092
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	5.039%	07/25/36	530,729	535,788
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	4.769%	11/25/36	221,297	217,082
FNMA, Series 2010-136, Class FA (1* 1MO LIBOR + 50) (a)	4.889%	12/25/40	213,771	209,172
FNMA, Series 2011-86, Class KF (1* 1MO LIBOR + 55) (a)	4.939%	09/25/41	356,101	349,771
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,978,474	4,555,706
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	4.789%	02/25/42	155,899	152,826
FNMA, Series 2012-33, Class F (1* 1MO LIBOR + 52) (a)	4.909%	04/25/42	108,204	106,414
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,462,000	2,324,665
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,230,530	1,203,324

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO — 1.1% continued
GNMA, Series 2012-H29, Class SA (1* 1MO LIBOR + 52) (a)	4.357%	10/20/62	$503,564	$499,219
GNMA, Series 2012-H23, Class SA (1* 1MO LIBOR + 53) (a)	4.372%	10/20/62	579,008	569,308
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	2.572%	05/20/66	80,007	78,749
				12,784,093
Agency MBS CMO Derivatives — 0.1%
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	2.282%	05/15/36	467,179	53,548
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,606,828	92,424
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	175,426	157,646
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	2.161%	05/25/40	273,547	25,907
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	394,755	49,622
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	1,162,660	43,743
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.459%	05/20/63	20,020,098	102,857
GNMA, Series 2016-H20, Class GI (IO) (a)	1.010%	08/20/66	15,611,853	39,322
GNMA, Series 2018-H08, Class NI (IO) (a)	1.537%	05/20/68	10,484,222	81,214
GNMA, Series 2019-H04, Class IO (IO) (a)	1.534%	03/20/69	17,113,825	383,011
				1,029,294
Agency MBS Passthrough — 0.0% (c)
FHLMC, Pool #FG G60257	5.500%	06/01/41	390,783	405,657

40 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Auto Loan — 6.9%
ACC Auto Trust, Series 2021-A, Class A (d)	1.080%	04/15/27	$476,725	$470,581
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	6,750,000	6,621,277
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,697,878
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	3,492,674	3,375,302
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,050,852
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	8.710%	03/15/29	4,000,000	4,050,935
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	500,000	486,791
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,129,998
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,364,934
Chase Credit Linked Notes, Series 2020-1, Class D (d)	1.886%	01/25/28	333,341	328,550

	Coupon	Maturity	Par Value	Fair Value
Auto Loan — 6.9% continued
Chase Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	$1,499,788	$1,406,997
Chase Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	1,249,823	1,174,717
CIG Auto Receivables Trust, Series 2020-1, Class D (d)	2.350%	01/12/26	2,400,000	2,347,925
Credito RL USA, Series 2021-1, Class A (d)	1.350%	02/16/27	1,906,906	1,863,788
FHF Trust, Series 2020-1, Class B (d)	3.100%	09/15/25	3,291,483	3,262,930
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	1,167,087	1,118,429
First Help Financial, LLC, Series 2021-2A, Class A (d)	0.830%	12/15/26	3,787,685	3,600,677
First Help Financial, LLC, Series 2021-2A, Class B (d)	1.630%	09/15/27	6,500,000	5,890,284
Hertz Vehicle Finance, LLC, Series 2022-1A, Class D (d)	4.850%	06/25/26	7,000,000	6,181,479
Hertz Vehicle Finance, LLC, Series 2021-2, Class D (d)	4.340%	12/25/27	5,000,000	4,162,459
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	862,051	823,211
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	4,941,424
Tesla Auto Lease Trust, Series 2021-B, Class D (d)	1.320%	09/22/25	9,500,000	8,750,262

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 41

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Auto Loan — 6.9% continued
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	$4,500,000	$4,245,986
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,597,828
				78,945,494
CRE/CLO — 9.8%
A10 Securitization, Series 2021-D, Class D (d)(e)	4.409%	10/01/38	7,546,818	6,761,768
A10 Securitization, Series 2021-D, Class E (d)(e)	4.937%	10/01/38	3,575,985	3,169,034
A10 Securitization, Series 2020-C, Class B (d)(e)	2.617%	08/15/40	1,255,769	1,230,713
A10 Securitization, Series 2020-C, Class C (d)(e)	3.363%	08/15/40	2,800,000	2,700,922
A10 Securitization, Series 2020-C, Class D (d)(e)	4.129%	08/15/40	1,950,000	1,866,532
A10 Securitization, Series 2020-C, Class E (d)(e)	5.465%	08/15/40	1,050,000	985,753
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(d)	6.939%	12/15/37	6,000,000	5,721,114
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(d)	7.439%	12/15/37	2,000,000	1,894,132
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (a)(d)	6.807%	01/15/37	4,750,000	4,412,194
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (a)(d)	4.642%	01/16/37	5,575,299	5,358,381

	Coupon	Maturity	Par Value	Fair Value
CRE/CLO — 9.8% continued
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (a)(d)	4.991%	11/17/38	$1,212,652	$1,159,206
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* 1MO LIBOR + 375) (a)(d)	7.625%	08/17/32	1,374,049	1,362,730
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (a)(d)	6.239%	01/18/36	2,750,000	2,518,741
BDS Ltd., Series 2021-FL8, Class E (1* 1MO LIBOR + 225) (a)(d)	6.589%	01/18/36	1,750,000	1,615,558
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(d)	5.939%	02/16/37	4,725,000	4,400,945
BXMT Ltd., Series 2020-FL2, Class E (1* 1MO LIBOR + 205) (a)(d)	6.039%	02/16/37	3,500,000	3,201,040
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(d)	6.125%	05/17/38	8,250,000	7,530,806
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (a)(d)	6.375%	05/15/36	7,200,000	7,066,238
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (a)(d)	5.300%	07/15/36	1,223,677	1,185,061

42 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
CRE/CLO — 9.8% continued
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(d)	5.650%	07/15/36	$1,000,000	$964,201
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class AS (1* 1MO LIBOR + 145) (a)(d)	5.389%	10/16/36	2,850,000	2,689,933
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL7, Class C (1* 1MO LIBOR + 205) (a)(d)	5.989%	10/16/36	2,000,000	1,871,816
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (a)(d)	5.776%	02/19/37	3,500,000	3,250,632
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (d)	8.804%	09/07/37	3,250,000	3,209,121
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	10.050%	09/17/37	1,250,000	1,204,117
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (a)(d)	4.904%	08/16/37	3,254,664	3,125,170
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(d)	6.304%	04/14/38	1,749,913	1,597,336
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (a)(d)	4.725%	04/16/38	807,672	789,315

	Coupon	Maturity	Par Value	Fair Value
CRE/CLO — 9.8% continued
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (d)	5.025%	04/16/38	$2,999,850	$2,824,533
ReadyCap Commercial Mortgage Trust, Series 2020-FL4, Class B (1* 1MO LIBOR + 385) (a)(d)	8.239%	02/25/35	4,000,000	3,976,673
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (a)(d)	6.289%	07/25/36	1,800,000	1,683,220
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (1* 1MO LIBOR + 240) (a)(d)	6.789%	07/25/36	7,545,000	6,946,146
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (a)(d)	7.289%	07/25/36	4,500,000	4,081,433
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class A (1* 1MO LIBOR + 120) (a)(d)	5.589%	11/25/36	2,161,489	2,080,036
ReadyCap Commercial Mortgage Trust, Series 2021-FL7, Class D (1* 1MO LIBOR + 295) (a)(d)	7.339%	11/25/36	3,450,000	3,179,465
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (a)(d)	5.398%	09/15/36	1,272,180	1,232,886

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 43

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
CRE/CLO — 9.8% continued
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* 1MO LIBOR + 215) (a)(d)	6.468%	09/15/36	$3,800,000	$3,606,086
				112,452,987
Credit Cards — 11.0%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,841,239
Continental Credit Card, LLC, Series 2019-1, Class A (d)	3.830%	08/15/26	4,359,154	4,321,177
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	7,450,000	7,293,026
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,899,063
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,385,658
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	6,800,000	6,202,547
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,151,199
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,160,829
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	14,319,522
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	4,100,000	4,033,449
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	5,000,000	4,928,675

	Coupon	Maturity	Par Value	Fair Value
Credit Cards — 11.0% continued
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/26	$8,994,022	$8,934,823
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,565,778
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,122,490
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,352,977
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,523,489
Genesis Sales Finance Master Trust, Series 22-A, Class C (d)	9.530%	09/20/27	5,000,000	4,993,777
Genesis Sales Finance Master Trust, Series 22-A, Class D (d)	10.970%	09/20/27	4,350,000	4,326,598
Mercury Financial Credit Card, Series 2022-3A, Class D (d)	17.760%	06/21/27	4,000,000	4,007,826
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (d)	2.330%	03/20/26	12,200,000	11,358,631
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class D (d)	6.260%	03/20/26	4,000,000	3,601,690
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (d)	10.680%	06/21/27	3,500,000	3,507,369

44 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Credit Cards — 11.0% continued
Meridian Contrarian Fund, Series 2022-2A, Class C (d)	10.830%	03/20/27	$8,000,000	$7,716,214
				126,548,046
Equipment — 1.8%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	659,318	586,278
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	1,132,342	1,063,860
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	1,118,904	948,334
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,821,133	1,598,117
Encina Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,266,725
Octana Receivables Trust, Series 2022-2A, Class D (d)	7.700%	09/20/30	3,000,000	2,936,032
Octane Receivables Trust, Series 2020-1, Class C (d)	2.890%	03/20/26	4,750,000	4,479,168
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	1,800,000	1,651,433
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)(e)	5.926%	03/15/28	7,433,479	6,114,859
				20,644,806
HECM — 4.9%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,024,870	778,500

	Coupon	Maturity	Par Value	Fair Value
HECM — 4.9% continued
Brean ABS Trust, Series 2021-RM2, Class A (d)	1.750%	10/25/61	$8,663,568	$7,562,360
Brean ABS Trust, Series 2022-RM3, Class A (d)	1.750%	02/25/62	1,386,638	1,209,110
Brean ABS Trust, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,413,732	962,087
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	3,348,823	3,215,714
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	3,000,000	2,445,000
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,725,995
Finance of America HECM Buyout, Series 2022-HB1, Class M3 (d)	5.084%	11/25/25	1,600,000	1,487,909
Finance of America HECM Buyout, Series 2022-HB1, Class M5 (d)	7.870%	11/25/26	8,000,000	7,355,923
Finance of America HECM Buyout, Series 2022-HB2, Class M3 (d)	6.000%	09/25/27	6,500,000	6,153,270
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)(e)(f)	3.690%	11/25/31	3,000,000	2,625,000
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)(e)(f)	4.704%	11/25/31	5,000,000	4,220,000
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)(e)(f)	3.630%	10/25/50	1,000,000	865,000

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 45

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
HECM — 4.9% continued
RMF Proprietary Issuance Trust, Series 2021-2, Class A (d)(e)(f)	2.125%	09/25/61	$7,723,772	$6,642,444
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)(e)	2.125%	09/25/61	2,566,782	1,706,463
RMF Proprietary Issuance Trust, Series 2022-1, Class A (d)(e)	3.000%	01/25/62	961,516	840,738
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (d)(e)	3.750%	06/25/62	2,600,000	1,638,673
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (d)(e)	3.000%	01/25/62	1,600,000	1,246,839
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)(e)	3.000%	01/25/62	4,000,000	2,791,372
				56,472,397
Hospitality — 2.4%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(d)	5.568%	07/16/35	4,700,000	4,512,324
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (a)(d)	5.645%	05/15/35	1,685,000	1,617,194
BX Trust, Series 2021-ARIA, Class E (1* 1MO LIBOR + 224) (a)(d)	6.120%	10/15/36	1,850,000	1,678,352
BX Trust, Series 2018-GW, Class C (1* 1MO LIBOR + 198) (a)(d)	5.095%	05/15/37	2,500,000	2,405,677
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(d)	5.845%	05/15/37	6,000,000	5,743,481

	Coupon	Maturity	Par Value	Fair Value
Hospitality — 2.4% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(d)	5.125%	07/15/25	$4,573,863	$4,424,350
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (a)(d)	5.325%	07/15/25	3,476,136	3,353,775
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(d)	5.025%	05/17/38	3,850,000	3,738,831
				27,473,984
Industrial — 1.8%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (1* 1MO LIBOR + 95) (a)(d)	5.268%	09/15/36	1,470,000	1,385,820
BX Commercial Mortgage Trust, Series 2019-XL, Class F (1* 1MO LIBOR + 200) (a)(d)	5.909%	10/15/36	3,825,000	3,680,539
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (a)(d)	5.968%	09/15/36	10,330,000	9,664,469
BX Trust, Series 2021-VOLT, Class E (1* 1MO LIBOR + 200) (a)(d)	6.318%	09/15/36	2,702,000	2,512,775
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(d)	6.641%	11/16/37	2,457,476	2,355,675

46 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Industrial — 1.8% continued
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (a)(d)	8.286%	02/25/39	$1,736,263	$1,589,414
				21,188,692
Manufactured Housing — 0.1%
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,014,966

Multifamily — 10.0%
BX Trust, Series 2021-MFM1, Class D (1* 1MO LIBOR + 150) (a)(d)	5.375%	01/15/34	2,000,000	1,880,146
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(d)	6.642%	11/25/24	3,844,388	3,781,084
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (a)(d)	6.342%	12/25/24	968,352	940,515
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(d)	6.292%	02/25/25	1,494,342	1,469,927
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* 1MO LIBOR + 195) (a)(d)	6.092%	03/25/25	1,600,838	1,552,410
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(d)	6.192%	10/27/25	2,133,604	2,092,346

	Coupon	Maturity	Par Value	Fair Value
Multifamily — 10.0% continued
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* 1MO LIBOR + 205) (a)(d)	6.192%	04/25/26	$2,035,953	$1,965,817
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(d)	6.292%	01/25/28	2,254,710	2,142,951
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(d)	6.042%	07/25/28	2,503,081	2,267,170
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(d)	6.392%	01/25/29	4,985,850	4,658,718
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* 1MO LIBOR + 235) (a)(d)	6.492%	02/25/29	1,059,748	985,954
FREMF Mortgage Trust, Series 2019-KF61, Class B (1* 1MO LIBOR + 220) (a)(d)	6.342%	03/25/29	2,370,875	2,199,085
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(d)	6.392%	08/25/29	5,617,013	5,190,173
Multi Family Connecticut Avenue, Series 2019-01, Class B-10 (1* 1MO LIBOR + 550) (a)(d)	9.889%	10/15/49	3,000,000	2,803,320

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 47

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Multifamily — 10.0% continued
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(d)	6.339%	03/25/50	$491,343	$481,217
Multi Family Connecticut Avenue, Series 2020-01, Class M-10 (1* 1MO LIBOR + 375) (a)(d)	8.139%	03/25/50	5,000,000	4,617,718
Multi Family Connecticut Avenue, Series 2020-01, Class CE (1* 1MO LIBOR + 750) (a)(d)	11.889%	03/25/50	3,063,000	2,824,692
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (a)(d)	5.728%	07/25/41	16,658,240	15,156,394
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (d)	7.278%	07/25/41	16,250,000	14,031,930
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(d)	5.547%	01/25/51	7,042,866	6,590,992
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (a)(d)	7.297%	01/25/51	6,050,000	5,403,098

	Coupon	Maturity	Par Value	Fair Value
Multifamily — 10.0% continued
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (a)(d)	5.821%	11/25/51	$22,213,108	$20,921,036
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (a)(d)	7.521%	11/25/51	2,400,000	2,106,417
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(d)	10.371%	11/25/51	2,500,000	2,165,539
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (a)(d)	8.178%	05/25/52	6,776,342	6,708,579
				114,937,228
Non-Agency MBS 2.0 — 0.4%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (a)	5.478%	02/25/50	2,316,677	1,933,369
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(d)	5.228%	02/26/71	1,977,421	1,742,140
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(d)	5.728%	02/26/71	1,492,469	1,297,097
				4,972,606

48 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(d)	3.086%	11/25/50	$1,662,000	$1,463,649

Non-QM — 0.4%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (d)	5.400%	11/25/48	5,250,000	4,836,871
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	4.074%	08/25/34	4,399	4,131
				4,841,002
Residential Transition Loan — 7.6%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	03/25/25	10,860,181	10,337,105
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	03/25/25	8,237,263	7,883,501
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	5.438%	05/25/25	16,188,000	14,018,920
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/28/29	7,500,000	6,732,036
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,313,909
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,197,866
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	09/25/26	2,750,000	2,395,051

	Coupon	Maturity	Par Value	Fair Value
Residential Transition Loan — 7.6% continued
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	09/25/26	$4,000,000	$3,306,781
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,261,201
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,250,000	6,453,838
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,077,341
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	5,700,000	5,031,534
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	5,746,751
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,491,807
				87,247,641
Retail — 1.9%
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (a)(d)	7.918%	06/15/36	7,640,500	6,932,778
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (a)(d)	5.851%	09/15/37	1,304,780	1,267,958
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(d)	4.941%	04/17/36	4,575,000	4,289,701
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(d)	6.118%	02/15/40	2,318,006	2,073,590

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 49

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Retail — 1.9% continued
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(d)	6.818%	02/15/40	$1,958,033	$1,728,567
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* 1MO LIBOR + 365) (a)(d)	7.968%	02/15/40	6,226,800	5,447,372
				21,739,966
Single Family Rental — 1.7%
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	445,957
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,319,491	5,226,324
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	6,987,435	6,370,559
Progress Residential Trust, Series 2021-SFR1, Class B (d)	1.303%	04/17/38	3,000,000	2,560,409
Progress Residential Trust, Series 2021-SFR1, Class E (d)	2.106%	04/17/38	1,900,000	1,599,629
Progress Residential Trust, Series 2021-SFR4, Class A (d)	1.558%	05/19/38	4,250,000	3,700,895
				19,903,773
Small Business — 4.8%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	8,000,000	7,554,886
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,348,493

	Coupon	Maturity	Par Value	Fair Value
Small Business — 4.8% continued
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	$2,676,000	$2,467,426
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,029,479
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	2,600,000	2,369,771
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,727,661
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	6.950%	02/25/44	693,397	681,731
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	8.250%	02/25/44	1,525,472	1,506,202
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	6.600%	12/25/44	1,898,525	1,883,483
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	7.750%	10/25/49	2,838,379	2,797,127
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,148,526
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	2,888,815

50 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Small Business — 4.8% continued
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	$5,000,000	$4,400,604
Small Business Lending Trust, Series 2020-A, Class C (d)	5.010%	12/15/26	9,125,634	8,858,967
				54,663,171
Student Loan — 0.9%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	914,072	856,067
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	557,340	529,603
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	2,902,084	2,700,456
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	1,991,093	1,746,481
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,250,000	1,119,258
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	208,008	183,249
Earnest Student Loan Program, LLC, Series 2016-D, Class R (d)(e)(g)	0.000%	01/25/41	5,000	0
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,377	1,695,525
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (a)(d)	5.294%	07/25/51	1,348,621	1,303,109
				10,133,748

	Coupon	Maturity	Par Value	Fair Value
Unsecured Consumer — 12.1%
Affirm, Inc., Series 2022-Z1, Class A (d)	4.550%	06/15/27	$4,362,612	$4,252,207
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,364,694
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	9,659,923
Conn Funding II, LP, Series 2022-A, Class B (d)	9.520%	12/15/26	4,000,000	3,966,754
Freedom Financial Trust, Series 2021-3FP, Class C (d)	1.600%	11/20/28	5,300,000	5,095,185
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	8,500,000	8,199,023
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,711,081
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	837,032
Liberty Lending Services, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	5,925,347
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,120,000	1,962,868
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,060,584
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,461,119
Oportun Funding XIII, LLC, Series 2019-13, Class B (d)	3.870%	08/08/25	978,208	943,356
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	8,175,000	7,530,271

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 51

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Unsecured Consumer — 12.1% continued
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	$9,000,000	$8,597,136
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,056,990
Oportun Funding, LLC, Series 2021-B, Class C (d)	3.650%	05/08/31	8,350,000	7,010,187
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	7,650,000	5,895,556
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,177,492
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	1,750,000	1,434,600
Opportunity Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	6,925,049
Opportunity Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,193,218
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(d)	0.000%	07/15/25	81,061,702	400,040
Reach Financial, LLC, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,465,991
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,858,891
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,252,804

	Coupon	Maturity	Par Value	Fair Value
Unsecured Consumer — 12.1% continued
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	$895,000	$770,270
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	3,905,866
Regional Mortgage Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,064,910
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (d)	4.000%	07/15/25	95,995	95,233
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (d)	3.750%	11/15/25	107,527	107,374
Upstart Pass-Through Trust, Series 2020-ST5, Class A (d)	3.000%	12/20/26	971,949	928,504
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	3,544,669	3,313,929
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	7,674,724	7,096,867
Upstart Pass-Through Trust, Series 2021-ST5, Class A (d)	2.000%	07/20/27	3,901,377	3,710,863
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	2,666,910	2,498,361
Upstart Securitization Trust, Series 2021-ST1, Class A (d)	2.750%	02/20/27	1,073,674	1,021,854

52 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Short Duration Securitized Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 86.7% continued
Unsecured Consumer — 12.1% continued
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	$4,757,581	$4,554,863
				138,306,292

Total Securitized
(Cost $1,069,821,459)				$996,148,001

Treasury — 6.5%
U.S. Treasury Inflation-Protected Notes	0.125%	01/15/23	3,227,300	3,223,140
U.S. Treasury Notes	0.125%	10/15/23	10,000,000	9,647,266
U.S. Treasury Notes	2.750%	11/15/23	10,000,000	9,829,688
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	9,794,638
U.S. Treasury Notes	1.750%	06/30/24	15,000,000	14,374,219
U.S. Treasury Notes	0.375%	09/15/24	10,000,000	9,319,922
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,338,672
U.S. Treasury Notes	0.750%	11/15/24	10,000,000	9,333,594
Total Treasury
(Cost $78,719,449)				$74,861,139

	Shares	Fair Value
Registered Investment Companies — 1.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 4.41% (h)	18,792,370	18,798,008
State Street Navigator Securities Lending Portfolio I, 4.48% (h)(i)	1,335,575	1,335,575
Total Registered Investment Companies
(Cost $20,133,108)		$20,133,583

Total Investment Securities — 100.8%
(Cost $1,238,752,278)		$1,157,525,604

Liabilities in Excess of Other Assets — (0.8)%		(9,288,596)

Net Assets — 100.0%		$1,148,237,008

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $2,368,503.
(c)	Percentage rounds to less than 0.1%.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of 12/31/2022 was $987,709,933, representing 86.0% of net assets.

(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2022 was $47,146,697, representing 4.1% of net assets.
(f)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities as of December 31, 2022 was $14,352,444, representing 1.2% of net assets.
(g)	Security is fair valued under procedures established by the Board of Trustees. The security has received its final distribution and is valued at $0, which represents 0.0% of net assets.
(h)	The rate shown is the 7-day effective yield as of December 31, 2022.
(i)	This security was purchased using cash collateral held from securities on loan.

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

See accompanying notes to financial statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 53

Diamond Hill Core Bond Fund
Schedule of Investments
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3%
Banking — 6.5%
American Express Co.	2.250%	03/04/25	$400,000	$377,549
American Express Co.	3.950%	08/01/25	525,000	514,310
American Express Co.	5.850%	11/05/27	250,000	260,258
Bank of America Corp.	1.486%	05/19/24	655,000	644,727
Bank of America Corp. (1* 3MO LIBOR + 97) (a)	3.458%	03/15/25	975,000	949,120
Bank of America Corp. (1* 3MO LIBOR + 64) (a)	2.015%	02/13/26	400,000	371,288
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	150,000	135,074
Bank of America Corp. (1* 3MO LIBOR + 158) (a)	3.824%	01/20/28	100,000	93,312
Bank of America Corp.	4.948%	07/22/28	175,000	170,916
Bank of America Corp.	6.204%	11/10/28	250,000	258,118
Bank of America Corp. (1* 3MO LIBOR + 104) (a)	3.419%	12/20/28	750,000	679,203
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	366,496
Bank of America Corp.	4.571%	04/27/33	700,000	640,292
Bank of Montreal France (b)	0.949%	01/22/27	630,000	556,220
Bank of Nova Scotia	3.450%	04/11/25	200,000	192,467
Bank of NY Mellon Corp.	2.050%	01/26/27	650,000	583,655
Bank of NY Mellon Corp.	5.834%	10/25/33	500,000	518,297
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	870,894
Citigroup, Inc. (1* 3MO LIBOR + 90) (a)	3.352%	04/24/25	200,000	193,936
Citigroup, Inc.	3.300%	04/27/25	100,000	96,826
Citigroup, Inc.	0.981%	05/01/25	500,000	468,220
Citigroup, Inc. (1* 3MO LIBOR + 125) (a)(b)	4.993%	07/01/26	100,000	99,575
Citigroup, Inc.	5.610%	09/29/26	700,000	702,994

	Coupon	Maturity	Par Value	Fair Value
Banking — 6.5% continued
Citigroup, Inc. (1* 3MO LIBOR + 156) (a)	3.887%	01/10/28	$900,000	$841,021
Citigroup, Inc.	3.070%	02/24/28	800,000	721,223
Citigroup, Inc.	4.125%	07/25/28	150,000	139,612
Citigroup, Inc. (1* SOFR + 142) (a)	2.976%	11/05/30	180,000	151,349
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,303,359
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	240,185
Cooperative Rabobank UA (b)(c)	2.625%	07/22/24	250,000	239,786
Discover Bank (b)	4.650%	09/13/28	700,000	656,924
Discover Bank	2.700%	02/06/30	250,000	200,120
Discover Financial Services	4.100%	02/09/27	100,000	94,099
Fifth Third Bancorp	2.375%	01/28/25	275,000	260,751
Fifth Third Bancorp (b)	1.707%	11/01/27	450,000	399,138
Fifth Third Bancorp	6.361%	10/27/28	500,000	514,447
First Horizon Bank	5.750%	05/01/30	250,000	242,351
Goldman Sachs Group, Inc. (b)	0.657%	09/10/24	375,000	360,764
Goldman Sachs Group, Inc.	3.500%	11/16/26	350,000	328,084
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	250,000	220,382
Goldman Sachs Group, Inc. (3MO LIBOR + 130) (a)	4.223%	05/01/29	650,000	605,552
Goldman Sachs Group, Inc.	3.800%	03/15/30	500,000	449,487
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)	2.615%	04/22/32	2,100,000	1,674,731
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	119,976
Huntington Bancshares, Inc.	4.443%	08/04/28	750,000	714,392
Huntington Bancshares, Inc. (b)	5.023%	05/17/33	400,000	379,768
JPMorgan Chase & Co.	2.595%	02/24/26	200,000	188,032
JPMorgan Chase & Co. (1* SOFR + 80) (a)	1.045%	11/19/26	500,000	441,018

54 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3% continued
Banking — 6.5% continued
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	$400,000	$351,465
JPMorgan Chase & Co.	1.470%	09/22/27	1,200,000	1,038,916
JPMorgan Chase & Co. (1* 3MO LIBOR + 134) (a)	3.782%	02/01/28	100,000	93,430
JPMorgan Chase & Co. (1* 3MO LIBOR + 95) (a)	3.509%	01/23/29	425,000	385,701
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	450,000	377,377
JPMorgan Chase & Co. (1* SOFR + 204) (a)	2.522%	04/22/31	750,000	613,715
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	375,455
KeyBank NA (1* SOFR + 34) (a)(b)	0.423%	01/03/24	500,000	499,921
KeyBank NA	4.150%	08/08/25	250,000	244,246
KeyCorp	2.550%	10/01/29	385,000	324,296
KeyCorp	4.789%	06/01/33	300,000	283,257
M&T Bank Trust Co.	5.400%	11/21/25	600,000	603,146
Morgan Stanley (1* SOFR + 46) (a)(b)	0.529%	01/25/24	500,000	496,646
Morgan Stanley (1* 3MO LIBOR + 85) (a)	3.737%	04/24/24	100,000	99,459
Morgan Stanley	3.620%	04/17/25	100,000	97,580
Morgan Stanley	3.875%	01/27/26	500,000	484,010
Morgan Stanley (b)	3.125%	07/27/26	100,000	93,277
Morgan Stanley	3.625%	01/20/27	100,000	94,302
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	175,000	144,611
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	1,000,000	751,560
Morgan Stanley	4.889%	07/20/33	1,000,000	939,521
PNC Bank NA	2.700%	10/22/29	250,000	210,950
PNC Financial Services Group, Inc. (b)	2.600%	07/23/26	250,000	231,418
PNC Financial Services Group, Inc.	6.037%	10/28/33	850,000	884,935
Regions Financial Corp. (b)	2.250%	05/18/25	275,000	256,990

	Coupon	Maturity	Par Value	Fair Value
Banking — 6.5% continued
Royal Bank of Canada (b)	1.150%	06/10/25	$365,000	$334,096
Royal Bank of Canada	1.150%	07/14/26	200,000	176,104
Royal Bank of Canada	3.875%	05/04/32	300,000	273,170
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	166,907
State Street Corp.	4.421%	05/13/33	200,000	189,249
State Street Corp. (b)	4.164%	08/04/33	100,000	92,373
Toronto-Dominion Bank (The) (b)	0.750%	01/06/26	350,000	309,478
Toronto-Dominion Bank (The) (b)	1.200%	06/03/26	200,000	176,354
Toronto-Dominion Bank (The) (b)	3.200%	03/10/32	236,000	203,189
Truist Financial Corp. (b)	5.900%	10/28/26	250,000	255,575
Truist Financial Corp. (b)	1.887%	06/07/29	1,000,000	837,032
US Bancorp	2.400%	07/30/24	100,000	96,134
US Bancorp	2.215%	01/27/28	800,000	719,088
US Bancorp	4.548%	07/22/28	300,000	292,983
Wells Fargo & Co.	2.164%	02/11/26	1,050,000	978,845
Wells Fargo & Co.	3.908%	04/25/26	625,000	607,442
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	465,329
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	650,000	573,683
Wells Fargo & Co. (b)	3.350%	03/02/33	250,000	210,599
				38,164,112
Basic Industry — 0.3%
FMC Corp. (b)	3.450%	10/01/29	300,000	264,425
Nucor Corp., CV	2.000%	06/01/25	250,000	232,659
Nucor Corp.	3.125%	04/01/32	250,000	211,907
PPG Industries, Inc.	2.400%	08/15/24	110,000	105,232
PPG Industries, Inc.	2.550%	06/15/30	300,000	251,913
Sherwin Williams Co.	3.300%	02/01/25	350,000	337,301
Sherwin-Williams Co. (b)	2.300%	05/15/30	250,000	205,524
				1,608,961
Brokerage Asset Managers Exchanges — 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	239,464

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 55

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3% continued
Brokerage Asset Managers Exchanges — 0.3% continued
Ameriprise Financial, Inc. (b)	4.500%	05/13/32	$400,000	$387,363
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	95,458
Charles Schwab Corp. (The)	0.900%	03/11/26	500,000	443,488
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	810,694
				1,976,467
Capital Goods — 0.5%
Carrier Global Corp.	2.700%	02/15/31	250,000	206,314
John Deere Capital Corp.	4.850%	10/11/29	350,000	350,341
John Deere Capital Corp.	4.350%	09/15/32	400,000	388,577
Johnson Controls International plc	2.000%	09/16/31	500,000	394,673
L3 Harris Technologies, Inc.	3.850%	12/15/26	50,000	47,684
Lennox International, Inc.	3.000%	11/15/23	100,000	98,216
Lockheed Martin Corp.	5.250%	01/15/33	425,000	438,186
Republic Services, Inc.	2.500%	08/15/24	200,000	191,657
Waste Management, Inc., Series 19-SFR4, Class A (b)	3.125%	03/01/25	400,000	386,528
Waste Management, Inc.	1.150%	03/15/28	300,000	250,578
				2,752,754
Communications — 1.3%
American Tower Corp.	1.450%	09/15/26	300,000	261,763
American Tower Corp.	3.800%	08/15/29	100,000	90,717
American Tower Corp.	2.100%	06/15/30	100,000	79,155
AT&T, Inc.	2.300%	06/01/27	650,000	578,103
AT&T, Inc.	2.550%	12/01/33	114,000	87,610
AT&T, Inc.	4.500%	05/15/35	100,000	90,905
AT&T, Inc.	4.300%	12/15/42	500,000	410,197
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	234,283
Comcast Corp.	5.350%	11/15/27	450,000	459,575
Comcast Corp.	2.650%	02/01/30	100,000	86,512

	Coupon	Maturity	Par Value	Fair Value
Communications — 1.3% continued
Comcast Corp. (b)	1.950%	01/15/31	$1,025,000	$828,490
Comcast Corp.	3.969%	11/01/47	144,000	115,038
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	90,532
Magallanes, Inc. (c)	4.054%	03/15/29	300,000	259,537
Netflix, Inc., Class B	6.375%	05/15/29	350,000	360,251
T Mobile USA, Inc.	5.650%	01/15/53	400,000	387,156
T-Mobile USA, Inc.	3.375%	04/15/29	400,000	352,308
Twenty-First Century Fox, Inc.	4.030%	01/25/24	50,000	49,420
Verizon Communications, Inc. (1* 3MO LIBOR + 110) (a)	5.706%	05/15/25	100,000	100,793
Verizon Communications, Inc.	4.125%	03/16/27	100,000	97,394
Verizon Communications, Inc.	3.000%	03/22/27	120,000	111,503
Verizon Communications, Inc.	1.750%	01/20/31	500,000	387,919
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	980,572
Verizon Communications, Inc.	4.500%	08/10/33	550,000	514,627
Walt Disney Co. (The)	1.750%	08/30/24	175,000	166,842
Walt Disney Co. (The) (b)	2.000%	09/01/29	550,000	461,066
Walt Disney Co. (The) (b)	3.800%	03/22/30	100,000	93,202
				7,735,470
Consumer Cyclical — 1.3%
Amazon.com, Inc.	3.450%	04/13/29	675,000	630,495
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	293,517
CVS Health Corp.	3.750%	04/01/30	500,000	453,331
CVS Health Corp.	5.050%	03/25/48	250,000	224,386
Daimler Finance, LLC (c)	1.750%	03/10/23	275,000	273,358
Expedia Group, Inc.	3.250%	02/15/30	500,000	424,148
Ford Motor Co.	4.346%	12/08/26	100,000	94,834
General Motors Company	5.400%	10/15/29	1,150,000	1,097,442
Home Depot, Inc. (b)	4.500%	09/15/32	400,000	390,560

56 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3% continued
Consumer Cyclical — 1.3% continued
Honda Motor Co.	2.534%	03/10/27	$200,000	$182,724
Lowes Cos., Inc.	2.625%	04/01/31	950,000	787,134
Lowes Cos., Inc.	5.500%	10/15/35	600,000	594,738
Ross Stores, Inc.	1.875%	04/15/31	400,000	313,945
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	469,068
Toyota Motor Credit Corp.	0.800%	01/09/26	300,000	267,281
Toyota Motor Credit Corp. (b)	4.450%	06/29/29	300,000	293,719
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	216,346
Walmart, Inc. (b)	4.150%	09/09/32	400,000	389,658
				7,396,684
Consumer Non-Cyclical — 1.2%
Abbott Laboratories	4.750%	11/30/36	100,000	98,984
AbbVie, Inc.	3.600%	05/14/25	500,000	484,573
AbbVie, Inc.	2.950%	11/21/26	335,000	311,545
AbbVie, Inc. (b)	3.200%	11/21/29	750,000	676,105
AbbVie, Inc.	4.550%	03/15/35	100,000	93,508
Amgen, Inc.	1.900%	02/21/25	310,000	290,834
Amgen, Inc.	3.000%	02/22/29	500,000	442,751
Amgen, Inc.	4.200%	03/01/33	400,000	370,051
Anheuser-Busch Cos., LLC	4.700%	02/01/36	900,000	849,999
Anheuser-Busch InBev SA/NV	3.500%	06/01/30	300,000	273,098
Baxter International, Inc.	1.915%	02/01/27	300,000	265,976
Bristol-Myers Squibb Co. (b)	2.950%	03/15/32	300,000	260,991
Constellation Brands, Inc.	3.150%	08/01/29	525,000	460,087
Kroger Co. (The) (b)	2.650%	10/15/26	100,000	91,786
Kroger Co. (The)	2.200%	05/01/30	125,000	101,433
Kroger Co. (The) (b)	1.700%	01/15/31	550,000	424,028
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	332,126
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	260,736
Mondelez International, Inc. (b)	3.000%	03/17/32	300,000	256,615
Zoetis, Inc., Series 4006	2.000%	05/15/30	525,000	426,055
Zoetis, Inc.	5.600%	11/16/32	425,000	440,566
				7,211,847

	Coupon	Maturity	Par Value	Fair Value
Electric — 1.4%
Ameren Corp.	2.500%	09/15/24	$130,000	$124,340
American Electric Power, Inc.	1.000%	11/01/25	500,000	446,547
CMS Energy Corp.	2.950%	02/15/27	100,000	89,545
Dominion Energy, Inc.	1.450%	04/15/26	750,000	667,697
DTE Energy Co., Series C	2.529%	10/01/24	150,000	143,380
DTE Energy Co., Series E	2.850%	10/01/26	100,000	92,130
DTE Energy Co., Series H	2.950%	03/01/30	125,000	106,196
Duke Energy Corp.	4.300%	03/15/28	825,000	793,835
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	232,285
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	474,109
Georgia Power Co., Series 2020-A (b)	2.100%	07/30/23	230,000	226,000
MidAmerican Energy Co.	3.650%	04/15/29	350,000	327,237
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,509,297
Northern States Power Co. of Wisconsin	2.250%	04/01/31	500,000	415,136
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	393,919
PECO Energy Co.	3.000%	09/15/49	200,000	136,500
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	107,890
Public Service Co. of Colorado	4.500%	06/01/52	400,000	358,978
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	90,816
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	92,026
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	663,172
Wisconsin Power & Light Co. (b)	1.950%	09/16/31	800,000	627,587
				8,118,622
Energy — 0.6%
Coterra Energy, Inc.	3.900%	05/15/27	100,000	93,372

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 57

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3% continued
Energy — 0.6% continued
Diamondback Energy, Inc.	3.250%	12/01/26	$200,000	$186,019
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	483,178
Energy Transfer Operating LP	4.500%	04/15/24	75,000	73,932
Exxon Mobil Corp.	2.992%	03/19/25	240,000	231,169
Exxon Mobil Corp.	3.043%	03/01/26	250,000	238,441
Helmerich & Payne, Inc.	2.900%	09/29/31	650,000	527,556
Marathon Petroleum Corp.	5.000%	09/15/54	750,000	625,860
Phillips 66 (c)	2.450%	12/15/24	100,000	93,927
Phillips 66 (c)	3.550%	10/01/26	100,000	93,792
Royal Dutch Shell plc	2.375%	11/07/29	645,000	557,438
Shell International Finance BV	6.375%	12/15/38	73,000	80,261
Total Capital International SA	2.829%	01/10/30	120,000	105,919
				3,390,864
Insurance — 1.7%
Athene Global Funding (c)	2.500%	01/14/25	225,000	210,713
Berkshire Hathaway Financial Corp.	4.400%	05/15/42	135,000	123,125
Equitable Financial Life (c)	1.800%	03/08/28	609,000	506,575
Lincoln National Corp. (b)	3.625%	12/12/26	100,000	93,673
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	352,057
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	397,523
MassMutual Glocal Funding (c)	4.150%	08/26/25	500,000	489,104
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	949,928
Met Life Global Funding I (b)(c)	1.550%	01/07/31	900,000	697,952
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	339,364
New York Life Global Funding (c)	2.900%	01/17/24	100,000	97,791
New York Life Global Funding (c)	2.350%	07/14/26	50,000	46,001

	Coupon	Maturity	Par Value	Fair Value
Insurance — 1.7% continued
New York Life Global Funding (b)(c)	1.200%	08/07/30	$1,250,000	$957,566
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	392,129
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	389,438
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	409,819
Pricoa Global Funding (c)	3.450%	09/01/23	160,000	158,213
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	477,461
Principal Life Global Funding II (b)(c)	0.875%	01/12/26	500,000	440,337
Progressive Corp.	3.200%	03/26/30	240,000	215,347
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	271,576
Protective Life Global Funding (c)	1.900%	07/05/28	650,000	540,186
Protective Life Global Funding (b)(c)	1.737%	09/21/30	1,100,000	837,320
UnitedHealth Group, Inc.	5.350%	02/15/33	250,000	257,922
UnitedHealth Group, Inc.	4.750%	05/15/52	400,000	369,195
				10,020,315
Natural Gas — 0.2%
Atmos Energy Corp.	2.625%	09/15/29	310,000	268,907
Atmos Energy Corp.	4.125%	03/15/49	885,000	723,758
				992,665
Other Utility — 0.2%
American Water Capital Corp.	2.800%	05/01/30	300,000	259,390
American Water Capital Corp.	2.300%	06/01/31	825,000	676,653
				936,043
REITS — 0.6%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	93,879

58 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Corporate Credit — 17.3% continued
REITS — 0.6% continued
American Homes 4 Rent	4.250%	02/15/28	$100,000	$92,466
Boston Properties LP	2.750%	10/01/26	50,000	45,029
CubeSmart LP	2.250%	12/15/28	1,600,000	1,318,658
ERP Operating LP	2.850%	11/01/26	100,000	92,652
ERP Operating LP	2.500%	02/15/30	150,000	125,120
Life Storage LP	3.875%	12/15/27	100,000	92,528
Public Storage (b)	1.850%	05/01/28	800,000	686,285
Realty Income Corp.	3.875%	04/15/25	100,000	97,970
Realty Income Corp.	0.750%	03/15/26	625,000	543,222
Realty Income Corp.	3.000%	01/15/27	100,000	92,445
Spirit Realty LP	4.450%	09/15/26	100,000	95,491
Spirit Realty LP	2.100%	03/15/28	250,000	203,835
Spirit Realty LP	4.000%	07/15/29	60,000	52,074
Spirit Realty LP	3.200%	02/15/31	250,000	199,595
				3,831,249
Technology — 0.6%
Apple, Inc.	2.200%	09/11/29	250,000	216,139
Apple, Inc.	1.650%	05/11/30	300,000	245,023
Apple, Inc.	4.100%	08/08/62	425,000	353,265
Dell International LLC / EMC Corp.	5.300%	10/01/29	100,000	97,800
Fidelity National Information Services	1.650%	03/01/28	300,000	248,353
HP, Inc.	4.200%	04/15/32	400,000	343,915
Oracle Corp.	3.250%	05/15/30	500,000	434,134
Oracle Corp.	2.875%	03/25/31	500,000	414,564
Oracle Corp.	6.900%	11/09/52	250,000	267,456
QUALCOMM, Inc.	6.000%	05/20/53	425,000	451,380
Visa, Inc.	3.150%	12/14/25	800,000	771,258
				3,843,287
Transportation — 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	08/15/27	126,484	120,383
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	323,775	280,785

	Coupon	Maturity	Par Value	Fair Value
Transportation — 0.6% continued
Burlington North Santa Fe, LLC	5.050%	03/01/41	$500,000	$487,873
CSX Corp.	4.250%	11/01/66	100,000	78,416
FedEx Corp. (b)	2.400%	05/15/31	500,000	404,367
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	468,854	384,259
Kirby Corp.	4.200%	03/01/28	100,000	90,634
Norfolk Southern Corp. (b)	3.000%	03/15/32	600,000	512,261
Ryder System, Inc.	2.850%	03/01/27	500,000	451,352
Southwest Airlines Co. (b)	2.625%	02/10/30	400,000	331,890
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	24,045	24,163
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	381,000	362,478
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	237,115	233,783
				3,762,644

Total Corporate Credit
(Cost $111,536,675)				$101,741,984

Government Related — 0.2%
Government Owned, No Guarantee — 0.2%
Tennessee Valley Authority	4.250%	09/15/52	500,000	442,343
Tennessee Valley Authority	4.625%	09/15/60	525,000	490,725
Total Government Related
(Cost $1,250,475)				$933,068

Securitized — 65.7%
ABS-Other — 3.5%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	217,100	201,171
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	835,165

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 59

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
ABS-Other — 3.5% continued
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	$62,600	$61,063
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	312,595	283,484
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	237,572	216,371
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	1,750,000	1,528,705
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	2,700,000	2,192,811
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/26/26	2,440,000	1,956,773
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,212,048
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	8,441	8,296
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	175,097	162,198
GoodGreen Trust, Series 2017-2A, Class A (c)	3.260%	10/15/53	648,805	582,900
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	282,159	232,081
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	93,676	83,256
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	226,398	193,333
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	530,553	431,759
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	91,439	89,301

	Coupon	Maturity	Par Value	Fair Value
ABS-Other — 3.5% continued
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	$137,337	$128,391
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	129,067	122,104
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	86,663	83,127
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	115,714	105,453
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	423,342	390,968
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	45,059	42,770
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	329,784	302,282
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	543,482	407,308
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	515,779	392,258
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	829,901	615,927
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	763,391	558,249
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	129,514	116,189
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	71,627	66,064

60 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
ABS-Other — 3.5% continued
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	$41,650	$38,714
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	276,660	240,158
NRZ Excess Spread Collateralization, Series 2021-GNT1, Class A (c)	3.474%	11/25/26	609,764	536,825
PNMAC GMSR Issuer Trust, Series 2018-GT2, Class NT (1* 1MO LIBOR + 265) (a)(c)	7.039%	08/25/23	1,000,000	981,517
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR30A + 425) (a)(c)	8.178%	05/25/27	1,500,000	1,417,750
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	293,736	265,590
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	29,966	27,870
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	32,403	28,416
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	834,695
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	1,044,019	818,936
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	555,982	547,507
				20,339,783

	Coupon	Maturity	Par Value	Fair Value
Agency CMBS — 1.8%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	$5,582,152	$4,747,905
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,447,741	2,918,843
FNMA, Pool #FN BM6011	3.353%	11/01/26	596,605	571,852
FNMA, Pool #FN AN3598	2.550%	12/01/28	264,772	240,463
FNMA, Pool #FN BL4548	2.430%	10/01/29	187,262	166,575
FNMA, Pool #FN 464107	4.820%	12/01/29	107,040	108,040
FNMA, Pool #FN AM9491	3.550%	08/01/30	167,010	156,303
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	668,536
FNMA, Pool #FN AN7612	3.280%	12/01/32	250,000	226,023
FNMA, Pool #FN 469130	4.870%	10/01/41	123,515	119,125
FNMA, Pool #FN AM5015	4.940%	12/01/43	738,295	717,330
				10,640,995
Agency MBS CMO — 22.4%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* 1MO LIBOR + 30) (a)	4.618%	05/15/28	46,031	45,848
FHLMC, Series 4847, Class CV	3.500%	02/15/30	374,761	359,957
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	131,741	131,958
FHLMC, Series 4265, Class FD (1* 1MO LIBOR + 40) (a)	4.718%	01/15/35	216,569	212,746
FHLMC, Series 2006-71, Class ZH	6.000%	07/25/36	252,029	259,898
FHLMC, Series 4613, Class AF (1* 1MO LIBOR + 110) (a)	5.418%	11/15/37	322,221	321,245
FHLMC, Series 3605, Class PB	4.500%	11/15/39	61,789	59,802
FHLMC, Series 3617, Class PC	4.500%	12/15/39	76,930	74,485

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 61

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO — 22.4% continued
FHLMC, Series 3740, Class FC (1* 1MO LIBOR + 50) (a)	4.818%	10/15/40	$70,058	$68,451
FHLMC, Series 3759, Class ME	4.000%	11/15/40	499,243	465,967
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	262,589
FHLMC, Series 3895, Class BF (1* 1MO LIBOR + 50) (a)	4.818%	07/15/41	72,927	71,555
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,642,263	3,473,288
FHLMC, Series 4074, Class JY	2.500%	07/15/42	475,000	402,155
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,208,000	930,582
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	732,327
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,697,564	5,336,060
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,558,715
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	168,240	122,774
FHLMC, Series 4210, Class Z	3.000%	05/15/43	328,886	260,835
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,219,925	1,163,548
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	216,766
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	805,217
FHLMC, Series 4673, Class PH	3.500%	01/15/45	242,347	233,034
FHLMC, Series 4473, Class Z	3.000%	05/15/45	401,632	311,032
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,401,295	1,241,659
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	4,103,433	3,775,136
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,228,980
FHLMC, Series 4857, Class H	4.000%	11/15/46	227,635	222,997
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,341,123	3,495,089
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,615,810
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	367,288

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO — 22.4% continued
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	$2,088,726	$1,890,947
FHLMC, Series 4750, Class KZ	3.500%	01/15/48	1,548,226	1,413,798
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	1,190,943	1,042,639
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,535,242	1,344,836
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	901,541	847,208
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	506,792
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	778,814
FHLMC, Series 5159, Class WZ	2.000%	01/25/50	657,143	379,800
FHLMC, Series 5057, Class DN	2.000%	03/25/50	1,000,000	826,203
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,525,689	1,158,879
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	148,826
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	415,041
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,457,547	1,109,121
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,310,665	2,928,078
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	735,241
FHLMC, Series 5072, Class DG	1.000%	02/25/51	833,533	642,503
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,616,502	792,023
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,554,429	1,579,208
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,659,946	1,317,318
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,816,473	2,373,317
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,027,424	589,238
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	834,244	729,820
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	984,677	760,481
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,347,297	5,645,819
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,589,381
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	115,434

62 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO — 22.4% continued
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	$150,466	$155,451
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	57,272	49,914
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	45,053	45,651
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	97,437	104,604
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	244,941	252,009
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	125,824	125,424
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	225,547	228,024
FNMA, Series 2006-56, Class DC (1* 1MO LIBOR + 65) (a)	5.039%	07/25/36	408,253	412,145
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	73,790	73,389
FNMA, Series 2007-95, Class A3 (1* 1MO LIBOR + 25) (a)	3.836%	08/27/36	1,600,000	1,371,068
FNMA, Series 2006-108, Class FD (1* 1MO LIBOR + 38) (a)	4.769%	11/25/36	101,328	99,398
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	96,726	95,332
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	160,435	158,004
FNMA, Series 2009-103, Class MB (a)	3.318%	12/25/39	102,429	102,765
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,341,607	1,291,370
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	485,582	484,595
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	306,415

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO — 22.4% continued
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	$619,301	$597,864
FNMA, Series 2012-9, Class FC (1* 1MO LIBOR + 40) (a)	4.789%	02/25/42	102,194	100,180
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	335,727	317,000
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	581,820
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	851,000	749,769
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	115,726	101,443
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	638,052	648,587
FNMA, Series 411, Class A3	3.000%	08/25/42	88,816	79,766
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	360,000	281,291
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	390,598
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	350,000	312,823
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,000,000	823,482
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	36,296	33,840
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	526,782	499,978
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,000,000	906,628
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	247,701
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	274,240
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	4,975,477	4,657,990

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 63

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO — 22.4% continued
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	$536,075	$484,522
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,738,513
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,240,000	1,100,793
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	607,485	404,816
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	983,350	883,222
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	671,805	600,829
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,122,109
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	219,951	200,077
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	530,747
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	526,186
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	569,917	466,691
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,738,639	2,378,863
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	223,288	201,090
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	571,680	529,423
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	949,309	822,536
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	260,232
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	572,640	376,960

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO — 22.4% continued
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	$171,000	$100,902
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,542,189
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	776,730
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	538,244
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	998,831	743,513
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,415,419	685,083
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,636,489	4,022,781
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	320,946	305,805
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,340,033	1,271,936
GNMA, Series 2018-139, Class DV	3.500%	01/20/30	404,301	390,299
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	418,819	428,096
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	186,165	186,862
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	417,908
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	150,721	154,173
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	90,666	90,416
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	54,718	54,491
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	383,983
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	330,000	253,749

64 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO — 22.4% continued
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	$342,000	$267,360
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	288,413	273,907
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	77,699
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	532,000	433,402
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	58,712	46,293
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,846	925,890
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	75,963	57,393
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,024,221	907,738
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	425,971
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	431,486
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	425,415	331,612
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	648,523	569,819
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	245,591
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	399,758	299,309
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,114,421
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	475,568	422,986
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	689,379	637,453

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO — 22.4% continued
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	$507,334	$433,719
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	485,302	414,298
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	163,431	153,856
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	222,877	220,342
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	432,709
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	451,686
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	421,756
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	837,438	566,910
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	618,576	469,631
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,308,998
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	491,889	179,756
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	603,113	504,588
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	347,926
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	671,955	509,793
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	963,566
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	296,213	185,690
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,093,698	469,285
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	620,638

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 65

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO — 22.4% continued
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	$1,158,766	$778,429
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,342,912
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	3,077,861
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,536,542
GNMA, Series 2017-H18, Class EB (a)	4.739%	06/20/63	175,144	173,473
GNMA, Series 2014-H14, Class FA (1* 1MO LIBOR + 50) (a)	3.643%	07/20/64	252,859	250,345
GNMA, Series 2014-H15, Class FA (1* 1MO LIBOR + 50) (a)	4.342%	07/20/64	70,167	69,405
GNMA, Series 2016-H11, Class FD (1* 12MO LIBOR + 40) (a)	2.572%	05/20/66	235,222	231,521
GNMA, Series 2017-H16, Class DB (a)	4.428%	08/20/67	40,350	39,531
				132,047,381
Agency MBS CMO Derivatives — 1.4%
FHLMC, Series 3919, Class QS (IO) (-1* 1MO LIBOR + 670) (a)	2.382%	08/15/30	1,260,395	67,023
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	326,414	8,684
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	419,533	10,242
FHLMC, Series 4169, Class SA (IO) (-1.2* 1MO LIBOR + 546) (a)	0.939%	02/15/33	483,339	380,611
FHLMC, Series 226, Class PO (PO)	0.000%	02/01/34	112,552	95,361
FHLMC, Series 3107, Class DC (IO) (-1* 1MO LIBOR + 670) (a)	2.382%	06/15/35	517,531	2,637

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO Derivatives — 1.4% continued
FHLMC, Series 3102, Class TA (IO) (-7.5* 1MO LIBOR + 5250)	7.500%	01/15/36	$198,829	$195,112
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	73,360	59,931
FHLMC, Series 237, Class S14 (IO) (-1* 1MO LIBOR + 660) (a)	2.282%	05/15/36	289,651	33,200
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	119,941	102,047
FHLMC, Series 379, Class I (PO)	0.000%	05/25/37	38,617	30,707
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	276,098	222,359
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	360,371	35,314
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	919,738	668,817
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,120,855	131,949
FHLMC, Series 4074, Class SJ (IO) (-1* 1MO LIBOR + 662) (a)	2.302%	07/15/42	718,217	107,040
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	154,439	117,127
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	276,435	216,629
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	144,499	8,312
FNMA, Series 2004-91, Class SP (IO) (-2.4* 1MO LIBOR + 1680) (a)	6.267%	11/25/31	155,761	158,225
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	363,337	313,979
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	1,200,353	116,535
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	705,157	66,237

66 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO Derivatives — 1.4% continued
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	$609,117	$64,660
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	538,823	85,626
FNMA, Series 2005-52, Class JH (IO) (-1* 1MO LIBOR + 660) (a)	2.211%	05/25/35	283,214	16,314
FNMA, Series 378, Class (IO) (a)	5.000%	06/01/35	575,386	95,603
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	372,572	39,405
FNMA, Series 368, Class (IO)	5.000%	02/01/36	439,794	62,385
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	30,132	26,359
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	635,610	126,469
FNMA, Series 2010-44, Class CS (IO) (-1* 1MO LIBOR + 655) (a)	2.161%	05/25/40	39,078	3,701
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	946,430	159,961
FNMA, Series 2012-99, Class QS (IO) (-1* 1MO LIBOR + 660) (a)	2.211%	09/25/42	1,858,417	177,802
FNMA, Series 2012-128, Class WS (IO) (-1* 1MO LIBOR + 400) (a)	0.000%	11/24/42	980,829	623,489
FNMA, Series 2012-128, Class SH (IO) (-1* 1MO LIBOR + 400) (a)	0.000%	11/25/42	465,268	320,278
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,694
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	1,026,711	58,630

	Coupon	Maturity	Par Value	Fair Value
Agency MBS CMO Derivatives — 1.4% continued
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.185%	06/25/43	$9,286,482	$54,555
FNMA, Series 2013-82, Class SB (IO) (-2.67* 1MO LIBOR + 1173) (a)	1.686%	08/25/43	350,236	222,053
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	100,017	73,276
FNMA, Series 2014-42, Class SN (IO) (-1* 1MO LIBOR + 605) (a)	1.661%	07/25/44	384,747	38,773
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	908,517	71,338
FNMA, Series 2018-11B, Class QI (IO)	4.000%	01/25/48	2,298,626	368,667
FNMA, Series 2018-01, Class AI (IO)	5.000%	02/25/48	1,680,369	325,842
FNMA, Series 2018-24, Class (IO)	4.500%	04/25/48	1,886,683	321,039
GNMA, Series 2011-139, Class LS (IO) (-1* 1MO LIBOR + 500) (a)	1.232%	03/16/38	1,704,118	132,020
GNMA, Series 2013-147, Class SD (IO) (-1* 1MO LIBOR + 665) (a)	2.297%	12/20/39	1,355,000	136,939
GNMA, Series 2011-21, Class SA (IO) (-1* 1MO LIBOR + 600) (a)	1.670%	02/16/41	1,520,558	148,583
GNMA, Series 2013-113, Class QS (IO) (-1* 1MO LIBOR + 620) (a)	1.847%	02/20/42	240,421	12,371
GNMA, Series 2013-82, Class NS (IO) (-1* 1MO LIBOR + 400) (a)	0.000%	05/20/43	1,294,967	787,550
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	838,975	67,486

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 67

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Agency MBS CMO Derivatives — 1.4% continued
GNMA, Series 2016-32, Class MS (IO) (-1* 1MO LIBOR + 605) (a)	1.697%	03/20/46	$1,431,436	$147,569
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	227,342
GNMA, Series 2019-120, Class DI (IO)	3.500%	08/20/49	1,634,475	263,151
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.459%	05/20/63	1,288,794	6,621
GNMA, Series 2016-H20, Class GI (IO) (a)	1.010%	08/20/66	928,397	2,338
GNMA, Series 2018-H08, Class NI (IO) (a)	1.537%	05/20/68	749,831	5,808
				8,428,775
Agency MBS Passthrough — 2.7%
FHLMC, Pool #FG G14973	4.000%	12/01/28	94,156	92,833
FHLMC, Pool #FG U59010	4.000%	11/01/34	283,080	268,798
FHLMC, Pool #FG G61909	4.500%	12/01/37	379,118	373,964
FHLMC, Pool #FG G06085	6.500%	09/01/38	47,288	49,987
FHLMC, Pool #RE-0015	3.000%	11/01/50	6,519,301	5,812,446
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	2,035,727
FNMA, Pool #FN 252409	6.500%	03/01/29	54,615	55,358
FNMA, Pool #FN AL5850	3.500%	10/01/29	217,917	210,049
FNMA, Pool #FN AS7287	3.500%	06/01/31	360,345	351,897
FNMA, Pool #FN AL3200	3.500%	02/01/33	264,108	250,536
FNMA, Pool #FN AT7120	3.500%	06/01/33	332,958	313,858
FNMA, Pool #FN AL5166	3.000%	11/01/33	256,403	232,283
FNMA, Pool #FN AL6685	4.000%	01/01/35	419,634	397,974
FNMA, Pool #FN MA2198	3.500%	03/01/35	263,831	252,868
FNMA, Pool #FN MA3050	4.500%	06/01/37	422,752	413,741

	Coupon	Maturity	Par Value	Fair Value
Agency MBS Passthrough — 2.7% continued
FNMA, Pool #FN AS4073	4.000%	12/01/44	$181,637	$173,977
FNMA, Pool #FN MA2778	3.500%	10/01/46	89,666	81,046
FNMA, Pool #BM6530	3.000%	12/01/47	369,497	322,066
GNMA, Pool #MA5738M	4.000%	02/20/34	193,389	188,040
GNMA, Pool #GN 784279	5.500%	11/15/38	316,879	333,605
GNMA, Pool #711522X	4.500%	07/15/40	252,846	251,223
GNMA, Pool #GN 78541	4.500%	06/15/46	111,700	110,993
GNMA, Pool #G2 784792	4.500%	08/20/49	608,426	580,452
GNMA, Pool #G2 CN5057	4.500%	07/20/62	2,624,857	2,505,140
				15,658,861
ARM — 0.0% (e)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	3.720%	12/25/33	8,552	7,913

Auto Loan — 1.5%
ACC Auto Trust, Series 2021-A, Class A (c)	1.080%	04/15/27	286,035	282,348
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	983,159	950,120
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	8.710%	03/15/29	1,200,000	1,215,280
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	750,000	730,186
CIG Auto Receivables Trust, Series 2020-1, Class D (c)	2.350%	01/12/26	300,000	293,491

68 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Auto Loan — 1.5% continued
CIG Auto Receivables Trust, Series 2020-1, Class C (c)	1.750%	02/12/26	$420,030	$418,228
Credito RL USA, Series 2021-1, Class A (c)	1.350%	02/16/27	328,777	321,343
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	389,029	372,810
First Help Financial, LLC, Series 2021-2A, Class A (c)	0.830%	12/15/26	578,975	550,389
First Help Financial, LLC, Series 2021-2A, Class B (c)	1.630%	09/15/27	1,090,000	987,755
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	606,447
Tesla Auto Lease Trust, Series 2021-B, Class D (c)	1.320%	09/22/25	1,400,000	1,289,512
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	1,000,000	943,553
				8,961,462
CRE/CLO — 4.8%
A10 Securitization, Series 2021-D, Class D (c)(d)	4.409%	10/01/38	1,241,661	1,112,499
A10 Securitization, Series 2021-D, Class E (c)(d)	4.937%	10/01/38	1,266,495	1,122,366
A10 Securitization, Series 2020-C, Class B (c)(d)	2.617%	08/15/40	179,396	175,816
A10 Securitization, Series 2020-C, Class D (c)(d)	4.129%	08/15/40	250,000	239,299
A10 Securitization, Series 2020-C, Class E (c)(d)	5.465%	08/15/40	250,000	234,703

	Coupon	Maturity	Par Value	Fair Value
CRE/CLO — 4.8% continued
Acre Mortgage Trust, Series 2021-FL4, Class D (1* 1MO LIBOR + 260) (a)(c)	6.939%	12/15/37	$1,000,000	$953,519
Acre Mortgage Trust, Series 2021-FL4, Class E (1* 1MO LIBOR + 310) (a)(c)	7.439%	12/15/37	675,000	639,270
Arbor Realty Collateralized Loan, Series 2021-FL2, Class AS (1* 1MO LIBOR + 140) (a)(c)	5.779%	05/15/36	865,000	826,825
Arbor Realty Collateralized Loan, Series 2022-FL1, Class D (1* SOFR30A + 300) (a)(c)	6.807%	01/15/37	1,250,000	1,161,104
AREIT CRE Trust, Series 2022-CRE6, Class A (1* SOFR30A + 125) (a)(c)	4.642%	01/16/37	2,095,312	2,013,790
AREIT CRE Trust, Series 2021-CRE5, Class A (1* 1MO LIBOR + 108) (a)(c)	4.991%	11/17/38	713,325	681,886
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	8.168%	06/17/39	900,000	872,027
BDS Ltd., Series 2021-FL8, Class D (1* 1MO LIBOR + 300) (a)(c)	6.239%	01/18/36	1,000,000	915,906
BXMT Ltd., Series 2020-FL2, Class D (1* 1MO LIBOR + 195) (a)(c)	5.939%	02/16/37	1,520,000	1,415,754
BXMT Ltd., Series 2021-FL4, Class D (1* 1MO LIBOR + 225) (a)(c)	6.125%	05/17/38	2,250,000	2,053,856

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 69

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
CRE/CLO — 4.8% continued
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* 1MO LIBOR + 250) (a)(c)	6.375%	05/15/36	$1,170,000	$1,148,264
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (a)(c)	6.150%	03/17/31	1,000,000	931,532
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class A (1* TSFR1M + 96) (a)(c)	5.300%	07/15/36	705,968	683,689
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	5.650%	07/15/36	777,000	749,184
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class B (1* SOFR30A + 195) (a)(c)	5.776%	02/19/37	1,500,000	1,393,128
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class C (1* TSFR1M + 448) (a)(c)	8.804%	09/07/37	1,500,000	1,481,133
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	10.050%	09/17/37	750,000	722,471

	Coupon	Maturity	Par Value	Fair Value
CRE/CLO — 4.8% continued
PFP Ltd., Series 2021-8, Class A (1* 1MO LIBOR + 100) (a)(c)	4.904%	08/16/37	$1,460,426	$1,402,320
PFP Ltd., Series 2021-7, Class B (1* 1MO LIBOR + 140) (a)(c)	5.304%	04/14/38	699,965	654,255
PFP Ltd., Series 2021-7, Class D (1* 1MO LIBOR + 240) (a)(c)	6.304%	04/14/38	749,963	684,573
PFP Ltd., Series 2021-7, Class A (1* 1MO LIBOR + 85) (a)(c)	4.725%	04/16/38	193,139	188,749
PFP Ltd., Series 2021-7, Class A-S (1* 1MO LIBOR + 115) (a)(c)	5.025%	04/16/38	1,499,925	1,412,267
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class C (1* 1MO LIBOR + 190) (a)(c)	6.289%	07/25/36	500,000	467,561
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class B (1* 1MO LIBOR + 240) (a)(c)	6.789%	07/25/36	1,000,000	920,629
ReadyCap Commercial Mortgage Trust, Series 2021-1A, Class A (1* 1MO LIBOR + 290) (a)(c)	7.289%	07/25/36	1,000,000	906,985
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* 1MO LIBOR + 108) (a)(c)	5.398%	09/15/36	320,448	310,551
				28,475,911
Credit Cards — 3.4%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	677,774

70 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Credit Cards — 3.4% continued
Continental Credit Card, LLC, Series 2019-1, Class A (c)	3.830%	08/15/26	$402,384	$398,878
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	300,000	293,679
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,350,000	1,269,622
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	1,200,000	1,094,567
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	500,000	459,045
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	500,000	446,437
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,262,667
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/26	710,054	705,381
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	750,000	677,390
Genesis Sales Finance Master Trust, Series 22-A, Class C (c)	9.530%	09/20/27	1,500,000	1,498,133
Genesis Sales Finance Master Trust, Series 22-A, Class D (c)	10.970%	09/20/27	1,500,000	1,491,930
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class B (c)	2.330%	03/20/26	2,600,000	2,420,692

	Coupon	Maturity	Par Value	Fair Value
Credit Cards — 3.4% continued
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A (c)	1.540%	03/23/26	$3,285,000	$3,134,071
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	880,000	806,125
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,505,264
				20,141,655
Equipment — 0.7%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	170,934	151,998
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	298,375	252,889
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	498,063	432,667
Octana Receivables Trust, Series 2022-2A, Class D (c)	7.700%	09/20/30	2,000,000	1,957,355
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	550,000	504,605
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)(d)	5.926%	03/15/28	946,940	778,963
				4,078,477
HECM — 3.9%
Boston Lending Trust, Series 2022-1, Class M2 (c)(d)	2.750%	02/25/62	512,435	389,250
Brean ABS Trust, Series 2021-RM2, Class A (c)	1.750%	10/25/61	1,386,171	1,209,978

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 71

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
HECM — 3.9% continued
Brean ABS Trust, Series 2022-RM3, Class A (c)	1.750%	02/25/62	$1,479,081	$1,289,717
Brean ABS Trust, Series 2022-RM4, Class M1 (c)(d)	3.000%	07/25/62	1,013,997	690,055
Brean ABS Trust, Series 2022-RM4, Class AZ (c)	3.000%	07/25/62	2,100,000	1,710,806
Brean ABS Trust, Series 2022-RM5, Class M1 (c)(d)	4.500%	09/25/62	2,322,496	1,690,679
Brean ABS Trust, Series 2022-RM5, Class M2 (c)(d)	4.500%	09/25/62	2,625,431	1,690,423
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,222,500
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	1,465,110	1,406,875
Finance of America HECM Buyout, Series 2022-HB1, Class M3 (c)	5.084%	11/25/25	1,650,000	1,534,406
Finance of America HECM Buyout, Series 2022-HB2, Class M3 (c)	6.000%	09/25/27	2,000,000	1,893,314
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)(d)(e)	3.690%	11/25/31	1,550,000	1,356,250
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)(d)(e)	1.719%	10/25/50	2,228,578	2,083,721
RMF Proprietary Issuance Trust, Series 2021-2, Class A (c)(d)(e)	2.125%	09/25/61	1,419,504	1,220,774
RMF Proprietary Issuance Trust, Series 2022-1, Class A (c)(d)	3.000%	01/25/62	1,538,426	1,345,181

	Coupon	Maturity	Par Value	Fair Value
HECM — 3.9% continued
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (c)(d)	3.750%	06/25/62	$1,100,000	$693,285
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (c)(d)	3.000%	01/25/62	1,000,000	779,275
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)(d)	3.000%	01/25/62	1,000,000	697,843
				22,904,332
Hospitality — 2.2%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* 1MO LIBOR + 125) (a)(c)	5.568%	07/16/35	1,840,991	1,767,478
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,300,000	1,046,217
BX Trust, Series 2018-GW, Class D (1* 1MO LIBOR + 177) (a)(c)	5.645%	05/15/35	785,000	753,411
BX Trust, Series 2021-ARIA, Class E (1* 1MO LIBOR + 224) (a)(c)	6.120%	10/15/36	2,000,000	1,814,434
BX Trust, Series 2018-GW, Class E (1* 1MO LIBOR + 197) (a)(c)	5.845%	05/15/37	1,802,000	1,724,959
BX Trust, Series 2019-OC11, Class A (c)	3.202%	12/11/41	1,177,000	984,649
Extended Stay America Trust, Series 2021-ESH, Class D (1* 1MO LIBOR + 225) (a)(c)	6.568%	07/15/38	1,171,431	1,121,475
Extended Stay America Trust, Series 2021-ESH, Class E (1* 1MO LIBOR + 285) (a)(c)	7.168%	07/15/38	976,192	929,668

72 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Hospitality — 2.2% continued
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class B (1* 1MO LIBOR + 125) (a)(c)	5.125%	07/15/25	$663,210	$641,531
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* 1MO LIBOR + 145) (a)(c)	5.325%	07/15/25	882,756	851,682
Hawaii Hotel Trust, Series 2019-MAUI, Class A (1* 1MO LIBOR + 115) (a)(c)	5.025%	05/17/38	1,000,000	971,125
				12,606,629
Industrial — 1.0%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B (1* 1MO LIBOR + 95) (a)(c)	5.268%	09/15/36	750,000	707,051
BX Commercial Mortgage Trust, Series 2019-XL, Class F (1* 1MO LIBOR + 200) (a)(c)	5.909%	10/15/36	1,275,000	1,226,846
BX Trust, Series 2021-VOLT, Class D (1* 1MO LIBOR + 165) (a)(c)	5.968%	09/15/36	1,500,000	1,403,359
BX Trust, Series 2021-VINO, Class C (1* 1MO LIBOR + 110) (a)(c)	5.420%	05/15/38	1,470,000	1,390,240
Cold Storage Trust, Series 2020-ICE5, Class E (1* 1MO LIBOR + 277) (a)(c)	6.641%	11/16/37	491,495	471,135

	Coupon	Maturity	Par Value	Fair Value
Industrial — 1.0% continued
SMR Mortgage Trust, Series 2022-IND, Class D (1* TSFR1M + 395) (a)(c)	8.286%	02/25/39	$482,295	$441,504
				5,640,135
Manufactured Housing — 0.0% (f)
Cascade Funding Mortgage Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	100,000	92,270

Multifamily — 1.8%
FREMF Mortgage Trust, Series 2016-KF17, Class B (1* 1MO LIBOR + 584) (a)(c)	9.982%	03/25/23	208,294	208,068
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* 1MO LIBOR + 250) (a)(c)	6.642%	11/25/24	330,814	325,367
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* 1MO LIBOR + 220) (a)(c)	6.342%	12/25/24	603,756	586,400
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* 1MO LIBOR + 215) (a)(c)	6.292%	02/25/25	213,477	209,990
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* 1MO LIBOR + 205) (a)(c)	6.192%	10/27/25	491,756	482,246
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* 1MO LIBOR + 215) (a)(c)	6.292%	01/25/28	236,208	224,500

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 73

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Multifamily — 1.8% continued
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* 1MO LIBOR + 190) (a)(c)	6.042%	07/25/28	$338,254	$306,374
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* 1MO LIBOR + 225) (a)(c)	6.392%	01/25/29	984,593	919,991
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* 1MO LIBOR + 225) (a)(c)	6.392%	08/25/29	394,553	364,570
Multi Family Connecticut Avenue, Series 2020-01, Class M-7 (1* 1MO LIBOR + 195) (a)(c)	6.339%	03/25/50	72,846	71,344
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR30A + 180) (a)(c)	5.728%	07/25/41	2,332,154	2,121,895
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR30A + 200) (a)(c)	5.547%	01/25/51	1,035,163	968,747
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR30A + 230) (a)(c)	5.821%	11/25/51	2,119,319	1,996,044
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR30A + 425) (a)(c)	8.178%	05/25/52	1,987,780	1,967,902
				10,753,438

	Coupon	Maturity	Par Value	Fair Value
Non-Agency MBS 2.0 — 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR30A + 155) (a)	5.478%	02/25/50	$710,448	$592,900
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR30A + 130) (a)(c)	5.228%	02/26/71	659,141	580,713
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR30A + 180) (a)(c)	5.728%	02/26/71	497,490	432,366
				1,605,979
Non-Performing Loan — 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (c)	3.086%	11/25/50	700,000	616,458

Non-QM — 0.2%
Angel Oak Mortgage Trust, Series 2019-1, Class B1 (c)	5.400%	11/25/48	1,250,000	1,151,636

Residential Transition Loan — 2.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	03/25/25	1,864,223	1,774,433
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	03/25/25	433,540	414,921
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,515,512
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	1,000,000	897,605

74 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Residential Transition Loan — 2.1% continued
LHFC Depositor, LLC, Series 2020-RTL1, Class A2 (c)	3.721%	10/25/24	$750,000	$725,422
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	613,157
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	09/25/26	750,000	653,196
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	09/25/26	1,250,000	1,033,369
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,112,731
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,107,784
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	1,500,000	1,324,088
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	510,000	482,304
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	936,476
				12,590,998
Retail — 1.2%
Aventura Mall Trust, Series 2018-AVM, Class C (a)(c)	4.249%	07/09/40	650,000	536,875
BX Trust, Series 2021-VIEW, Class B (1* 1MO LIBOR + 180) (a)(c)	6.118%	06/15/36	1,150,000	1,078,276
BX Trust, Series 2021-VIEW, Class E (1* 1MO LIBOR + 360) (a)(c)	7.918%	06/15/36	2,500,000	2,268,431

	Coupon	Maturity	Par Value	Fair Value
Retail — 1.2% continued
BX Trust, Series 2018-EXCL, Class C (1* 1MO LIBOR + 198) (a)(c)	5.851%	09/15/37	$238,540	$231,809
Credit Suisse First Boston, Series 2018-SITE, Class A (c)	4.284%	04/17/36	727,000	693,510
Credit Suisse First Boston, Series 2018-SITE, Class C (a)(c)	4.941%	04/17/36	300,000	281,292
Credit Suisse First Boston, Series 2018-SITE, Class D (a)(c)	4.941%	04/17/36	235,000	216,546
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* 1MO LIBOR + 145) (a)(c)	5.768%	02/15/40	681,766	616,716
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* 1MO LIBOR + 180) (a)(c)	6.118%	02/15/40	386,334	345,598
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* 1MO LIBOR + 250) (a)(c)	6.818%	02/15/40	909,022	802,492
				7,071,545
Single Family Rental — 3.4%
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	292,177
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	318,849	306,951
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/18/36	300,000	295,990
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	110,591	105,312

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 75

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Single Family Rental — 3.4% continued
Corevest American Finance Ltd., Series 2020-4, Class E (c)	3.379%	12/15/52	$750,000	$546,770
Firstkey Homes Trust, Series 2022-SFR2, Class D (c)	4.500%	07/17/39	1,250,000	1,095,263
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	972,229	804,050
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/27	485,680	430,007
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	600,480	522,784
Progress Residential Trust, Series 2019-SFR4, Class A (c)	2.687%	10/17/36	375,000	355,133
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	3,443,807	3,139,776
Progress Residential Trust, Series 2021-SFR1, Class B (c)	1.303%	04/17/38	3,400,000	2,901,796
Progress Residential Trust, Series 2021-SFR1, Class E (c)	2.106%	04/17/38	1,058,000	890,741
Progress Residential Trust, Series 2021-SFR4, Class A (c)	1.558%	05/19/38	2,500,000	2,176,997
Progress Residential Trust, Series 2022-SFR3, Class D (c)	4.450%	04/17/39	1,550,000	1,378,576

	Coupon	Maturity	Par Value	Fair Value
Single Family Rental — 3.4% continued
Progress Residential Trust, Series 2022-SFR5, Class D (c)	5.734%	06/17/39	$800,000	$732,011
Progress Residential Trust, Series 2022-SFR5, Class E-1 (c)	6.618%	06/17/39	800,000	726,927
Progress Residential Trust, Series 2021-SFR10, Class A (c)	2.393%	12/17/40	1,999,536	1,644,823
Tricon Residential Trust, Series 2022-SFR2, Class D (c)	6.230%	07/17/40	2,000,000	1,869,078
				20,215,162
Small Business — 1.0%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	1,000,000	944,361
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,146,744
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	380,054
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	6.950%	02/25/44	395,236	388,587
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	8.250%	02/25/44	104,010	102,696
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	6.600%	12/25/44	475,678	471,909

76 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Small Business — 1.0% continued
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	7.750%	10/25/49	$1,419,189	$1,398,563
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	674,684
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	577,763
				6,085,361
Student Loan — 1.1%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	67,353	63,079
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	61,927	58,845
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	181,380	168,779
College Ave Student Loans, Series 2019-A, Class A1 (1* 1MO LIBOR + 140) (a)(c)	5.789%	12/28/48	105,361	102,032
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	537,595	471,550
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	500,000	447,703
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	10,947	10,743
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	57,408	55,777

	Coupon	Maturity	Par Value	Fair Value
Student Loan — 1.1% continued
Prodigy Finance, Series 2021-1A, Class A (1* 1MO LIBOR + 125) (a)(c)	5.294%	07/25/51	$498,990	$482,150
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	175,046
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	900,000	801,117
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,380,327
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	329,550
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	443,159
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	599,585
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,130,000	886,128
				6,475,570
Unsecured Consumer — 5.2%
Affirm, Inc., Series 2022-Z1, Class A (c)	4.550%	06/15/27	1,308,784	1,275,662
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,418,816
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,617,475

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 77

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Unsecured Consumer — 5.2% continued
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	$2,000,000	$1,929,182
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	460,367
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	593,466
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	789,794
Oportun Funding XIII, LLC, Series 2019-13, Class B (c)	3.870%	08/08/25	361,229	348,359
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	1,850,000	1,704,098
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	955,237
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	2,345,000	2,048,184
Oportun Funding, LLC, Series 2021-B, Class C (c)	3.650%	05/08/31	650,000	545,703
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	1,977,078
Opportunity Funding LLC, Series 2021-A, Class B (c)	1.760%	03/08/28	1,540,000	1,426,301
Opportunity Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	1,500,000	1,366,786
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,368,154

	Coupon	Maturity	Par Value	Fair Value
Unsecured Consumer — 5.2% continued
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	$1,600,000	$1,487,113
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,000,000	839,971
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	515,124
Republic Finance, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,084,300
Upgrade Master Pass-Through Trust, Series 2019-ST1, Class A (c)	4.000%	07/15/25	10,301	10,219
Upgrade Master Pass-Through Trust, Series 2019-ST3, Class A (c)	3.750%	11/15/25	6,882	6,872
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	492,315	460,268
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	1,439,011	1,330,663
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	666,728	624,590
Upstart Securitization Trust, Series 2021-ST1, Class A (c)	2.750%	02/20/27	357,891	340,618
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	464,947
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	2,269,638	2,225,690

78 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

	Coupon	Maturity	Par Value	Fair Value
Securitized — 65.7% continued
Unsecured Consumer — 5.2% continued
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A	4.250%	02/15/46	$1,367,805	$1,309,523
				30,524,560

Total Securitized
(Cost $424,496,081)				$387,115,286

Treasury — 13.9%
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	5,316,570	5,170,009
U.S. Treasury Notes	1.625%	02/15/26	5,000,000	4,624,219
U.S. Treasury Notes (b)	2.250%	08/15/27	2,000,000	1,850,078
U.S. Treasury Notes	0.500%	10/31/27	5,250,000	4,440,557
U.S. Treasury Notes (b)	1.250%	09/30/28	8,000,000	6,870,625
U.S. Treasury Notes	0.625%	08/15/30	2,000,000	1,574,297
U.S. Treasury Notes (b)	0.875%	11/15/30	1,000,000	799,297
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,399,741
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,322,179
U.S. Treasury STRIPS (b)	0.000%	05/15/33	2,100,000	1,378,374
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,595,409
U.S. Treasury STRIPS	0.000%	08/15/34	6,000,000	3,714,985
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	1,838,319
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,798,995
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	5,965,674
U.S. Treasury STRIPS	0.000%	02/15/37	6,500,000	3,618,349
U.S. Treasury STRIPS	0.000%	02/15/38	6,000,000	3,175,965
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	3,089,428
U.S. Treasury Bonds	1.125%	08/15/40	16,000,000	9,936,250
U.S. Treasury Bonds	1.375%	11/15/40	3,750,000	2,437,939
Treasury — 13.9% continued
U.S. Treasury STRIPS	0.000%	08/15/41	$1,000,000	$452,062
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	2,592,080	2,089,695
U.S. Treasury Bonds	2.250%	08/15/46	1,780,000	1,259,698
U.S. Treasury Bonds	3.000%	02/15/48	3,000,000	2,458,945
U.S. Treasury Bonds	1.250%	05/15/50	14,850,000	7,991,736
Total Treasury
(Cost $95,021,682)				$81,852,825

	Shares	Fair Value
Registered Investment Companies — 6.3%
State Street Institutional Liquid Reserves Fund — Premier Class, 4.41% (g)	18,148,392	18,153,836
State Street Navigator Securities Lending Portfolio I, 4.48% (g)(h)	19,205,215	19,205,215
Total Registered Investment Companies
(Cost $37,358,675)		$37,359,051

Total Investment Securities — 103.4%
(Cost $669,663,588)		$609,002,214

Liabilities in Excess of Other Assets — (3.4)%		(20,126,734)

Net Assets — 100.0%		$588,875,480

(a)

Variable rate security. The rate shown is the effective interest rate as of December 31, 2022. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2022 was $22,752,303.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 79

Diamond Hill Core Bond Fund
Schedule of Investments (Continued)
December 31, 2022

exempt from registration. The total fair value of these securities as of 12/31/2022 was $237,016,590, representing 40.2% of net assets.

(d)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of December 31, 2022 was $16,300,382, representing 2.8% of net assets.
(e)	Security fair valued under procedures established by the Board of Trustees. The total value of these securities as of December 31, 2022 was $4,660,745, representing 0.8% of net assets.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of December 31, 2022.
(h)	This security was purchased using cash collateral held from securities on loan.

BKNT — Bank Note

BV — Besloten Vennootschap

CV — Convertible Security

GMTN — Global Medium-Term Note

IO — Interest Only

LIBOR — London Interbank Offered Rate

NA — National Association

NV — Naamloze Vennootschap

plc — Public Limited Company

PO — Principal Only

Prime — Short-term interest rate in the banking system of the U.S.

REIT — Real Estate Investment Trust

SA — Societe Anonyme

SOFR — Secured Overnight Financing Rate

TSFR — CME Term SOFR

UA — Uitgesloten Aansprakelijkheid

See accompanying notes to financial statements.

80 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments
December 31, 2022 (Unaudited)

Diamond Hill Small Cap Fund
Sector Allocation	% of Net Assets
Financials	23.6%
Industrials	18.0%
Consumer Discretionary	14.9%
Consumer Staples	11.5%
Materials	7.9%
Information Technology	7.8%
Health Care	5.1%
Real Estate	4.5%
Energy	3.5%
Utilities	1.4%
Communication Services	0.8%
Registered Investment Companies	4.5%
Other
Net Other Assets (Liabilities)	-3.5%
100.0%

Russell 2000 Index Sector Allocation	% of Index
Financials	17.2%
Industrials	15.5%
Consumer Discretionary	10.4%
Consumer Staples	3.6%
Materials	4.3%
Information Technology	12.7%
Health Care	16.9%
Real Estate	6.5%
Energy	6.8%
Utilities	3.5%
Communication Services	2.6%
100.0%

Diamond Hill Small-Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	23.5%
Industrials	21.4%
Consumer Discretionary	13.2%
Consumer Staples	10.3%
Real Estate	8.7%
Information Technology	7.3%
Utilities	3.8%
Health Care	3.3%
Energy	3.2%
Materials	2.8%
Communication Services	1.3%
Registered Investment Companies	5.7%
Other
Net Other Assets (Liabilities)	-4.5%
100.0%

Russell 2500 Index Sector Allocation	% of Index
Financials	16.1%
Industrials	17.9%
Consumer Discretionary	11.3%
Consumer Staples	3.4%
Real Estate	8.0%
Information Technology	13.7%
Utilities	3.1%
Health Care	12.9%
Energy	5.3%
Materials	5.8%
Communication Services	2.5%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 81

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2022 (Unaudited)

Diamond Hill Mid Cap Fund
Sector Allocation	% of Net Assets
Financials	24.8%
Industrials	17.8%
Consumer Discretionary	12.2%
Real Estate	9.1%
Information Technology	8.5%
Consumer Staples	8.4%
Materials	6.1%
Health Care	4.3%
Utilities	3.9%
Energy	2.3%
Communication Services	1.3%
Registered Investment Companies	2.2%
Other
Net Other Assets (Liabilities)	-0.9%
100.0%

Russell Midcap Index Sector Allocation	% of Index
Financials	13.9%
Industrials	15.7%
Consumer Discretionary	11.8%
Real Estate	7.6%
Information Technology	15.4%
Consumer Staples	3.7%
Materials	6.3%
Health Care	11.0%
Utilities	6.0%
Energy	5.3%
Communication Services	3.3%
100.0%

Diamond Hill Large Cap Fund
Sector Allocation	% of Net Assets
Financials	23.0%
Health Care	16.2%
Industrials	14.1%
Consumer Discretionary	13.6%
Information Technology	8.1%
Communication Services	6.2%
Materials	5.9%
Energy	5.1%
Consumer Staples	3.3%
Real Estate	2.4%
Utilities	1.3%
Registered Investment Companies	3.4%
Other
Net Other Assets (Liabilities)	-2.6%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.0%
Health Care	15.5%
Industrials	9.4%
Consumer Discretionary	9.9%
Information Technology	25.2%
Communication Services	7.0%
Materials	2.9%
Energy	5.2%
Consumer Staples	6.8%
Real Estate	3.1%
Utilities	3.0%
100.0%

82 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2022 (Unaudited)

Diamond Hill Large Cap Concentrated Fund
Sector Allocation	% of Net Assets
Financials	22.7%
Consumer Discretionary	17.1%
Health Care	14.5%
Industrials	13.0%
Information Technology	8.8%
Energy	6.0%
Consumer Staples	5.7%
Communication Services	5.0%
Materials	4.1%
Registered Investment Companies	4.1%
Other
Net Other Assets (Liabilities)	-1.0%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.0%
Consumer Discretionary	9.9%
Health Care	15.5%
Industrials	9.4%
Information Technology	25.2%
Energy	5.2%
Consumer Staples	6.8%
Communication Services	7.0%
Materials	2.9%
Real Estate	3.1%
Utilities	3.0%
100.0%

Diamond Hill Select Fund
Sector Allocation	% of Net Assets
Financials	28.4%
Industrials	24.9%
Consumer Discretionary	18.8%
Information Technology	10.0%
Consumer Staples	5.7%
Communication Services	5.5%
Materials	4.3%
Health Care	3.1%
Registered Investment Companies	6.0%
Other
Net Other Assets (Liabilities)	-6.7%
100.0%

Russell 3000 Index Sector Allocation	% of Index
Financials	12.3%
Industrials	9.7%
Consumer Discretionary	10.0%
Information Technology	24.4%
Consumer Staples	6.6%
Communication Services	6.8%
Materials	3.0%
Health Care	15.5%
Energy	5.3%
Real Estate	3.3%
Utilities	3.1%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 83

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2022 (Unaudited)

Diamond Hill Long-Short Fund
Long Portfolio Sector Allocation	% of Net Assets
Financials	21.7%
Information Technology	15.0%
Health Care	14.5%
Communication Services	9.9%
Industrials	9.3%
Consumer Discretionary	5.1%
Energy	3.7%
Consumer Staples	3.2%
Materials	2.5%
Utilities	1.2%
Registered Investment Companies	26.4%
Treasury	6.6%

Short Portfolio Sector Allocation	% of Net Assets
Consumer Discretionary	-5.2%
Information Technology	-5.1%
Consumer Staples	-4.7%
Industrials	-3.8%
Financials	-3.7%
Health Care	-2.6%
Utilities	-2.0%
Materials	-0.7%
Communication Services	-0.2%
Real Estate	-0.1%
Energy	-0.1%
Other
Segregated Cash With Custodian	29.0%
Net Other Assets (Liabilities)	-19.9%
100.0%

Russell 1000 Index Sector Allocation	% of Index
Financials	12.0%
Information Technology	25.2%
Health Care	15.5%
Communication Services	7.0%
Industrials	9.4%
Consumer Discretionary	9.9%
Energy	5.2%
Consumer Staples	6.8%
Materials	2.9%
Utilities	3.0%
Real Estate	3.1%
100.0%

Diamond Hill International Fund
Sector Allocation	% of Net Assets
Financials	18.7%
Consumer Staples	16.8%
Health Care	14.0%
Communication Services	12.4%
Industrials	10.0%
Consumer Discretionary	9.8%
Information Technology	9.4%
Materials	4.3%
Energy	1.9%
Registered Investment Companies	8.8%
Other
Net Other Assets (Liabilities)	-6.1%
100.0%

MSCI ACWI ex USA Index	% of Index
Financials	21.0%
Consumer Staples	8.9%
Health Care	9.8%
Communication Services	5.9%
Industrials	12.3%
Consumer Discretionary	11.4%
Information Technology	10.7%
Materials	8.4%
Energy	6.0%
Utilities	3.3%
Real Estate	2.3%
100.0%

84 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Tabular Presentation of Schedules of Investments (Continued)
December 31, 2022 (Unaudited)

Diamond Hill Short Duration Total Return Fund
Sector Allocation	% of Net Assets
Securitized	86.7%
Corporate Credit	5.8%
Treasury	6.5%
Registered Investment Companies	1.8%
Other
Net Other Assets (Liabilities)	-0.8%
100.0%

Bloomberg US 1-3 Yr. Gov./ Credit Index Sector Allocation	% of Index
Treasury	67.0%
Corporate Credit	23.4%
Non-Corporate Credit	6.0%
Agency	3.6%
100.0%

Diamond Hill Core Bond Fund
Sector Allocation	% of Net Assets
Securitized	65.7%
Treasury	13.9%
Corporate Credit	17.3%
Government Related	0.2%
Registered Investment Companies	6.3%
Other
Net Other Assets (Liabilities)	-3.4%
100.0%

Bloomberg US Aggregate Bond Index
Sector Allocation	% of Index
Treasury	40.6%
Agency RMBS/CMBS	28.4%
Corporate Credit	24.4%
Non-Corporate Credit	3.9%
Agency	1.2%
Non-Agency RMBS/CMBS	1.0%
Asset-Backed Securities	0.5%
100.0%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 85

Diamond Hill Funds
Statements of Assets & Liabilities
December 31, 2022

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund
Assets
Investment in unaffiliated securities, at cost	$180,868,412	$1,596,212,238	$132,435,682
Investment in affiliated securities, at cost	—	9,339,633	—
Investment in unaffiliated securities, at fair value*	$295,832,792	$1,979,104,758	$188,918,452
Investment affiliated securities, at fair value	—	8,793,801	—
Cash	—	—	—
Cash denominated in foreign currency (Cost $—,$—, $—, $—, $—, $—, $—, $19,698, $—, and $—)	—	—	—
Cash deposits with custodian for securities sold short	—	—	—
Receivable for investments sold	—	—	—
Receivable for fund shares issued	457,533	1,686,282	101,053
Receivable for dividends and interest	215,995	2,165,027	230,772
Tax reclaims receivable	—	—	—
Total Assets	296,506,320	1,991,749,868	189,250,277

Liabilities
Investments sold short, at fair value (proceeds $—, $—, $—, $—, $—, $—, $545,382,701, $—, $—, and $—)	—	—	—
Due to custodian	—	—	—
Payable for securities purchased	—	—	—
Payable for fund shares redeemed	829,861	4,313,070	374,891
Payable for dividend expense on securities sold short	—	—	—
Payable for return of collateral received for securities on loan	9,523,866	83,652,229	1,512,836
Payable to Investment Adviser	207,563	1,240,337	97,321
Payable to Administrator	44,491	191,414	27,036
Accrued distribution fees	17,944	35,281	5,141
Other accrued expenses	1,121	100	100
Total Liabilities	10,624,846	89,432,431	2,017,325

Net Assets	$285,881,474	$1,902,317,437	$187,232,952

Components of Net Assets
Paid-in capital	$158,035,927	$1,524,790,716	$140,061,254
Distributable earnings (accumulated deficit)	127,845,547	377,526,721	47,171,698
Net Assets	$285,881,474	$1,902,317,437	$187,232,952
Net Assets
Investor Shares	$79,633,950	$163,973,749	$23,932,059
Class I Shares	$187,655,671	$813,600,074	$150,772,407
Class Y Shares	$18,591,853	$924,743,614	$12,528,486
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)
Investor Shares	3,177,716	7,118,438	1,561,199
Class I Shares	7,310,204	34,909,138	9,799,927
Class Y Shares	722,921	39,576,935	811,701
Net Asset Value, offering and redemption price per share:
Investor Shares	$25.06	$23.04	$15.33
Class I Shares	$25.67	$23.31	$15.39
Class Y Shares	$25.72	$23.37	$15.43
* Includes value of securities on loan	$14,738,257	$85,297,184	$1,480,252

See accompanying Notes to Financial Statements.

86 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Large Cap Fund	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund

$7,240,414,172	$23,112,039	$300,363,543	$1,659,662,378	$59,142,605	$1,238,752,278	$669,663,588
—	—	—	—	—	—	—
$8,709,442,358	$23,366,356	$345,758,627	$2,087,769,714	$54,721,174	$1,157,525,604	$609,002,214
—	—	—	—	—	—	—
—	—	—	—	—	—	88,358
—	—	—	—	19,819	—	—
—	—	—	507,722,183	—	—	—
—	—	659,861	5,546,199	—	—	—
9,701,259	—	193,586	1,861,163	—	6,841,040	3,635,188
7,549,690	20,453	102,003	4,292,874	69,731	2,869,016	2,303,131
—	—	—	—	35,985	—	—
8,726,693,307	23,386,809	346,714,077	2,607,192,133	54,846,709	1,167,235,660	615,028,891

—	—	—	493,674,798	—	—	—
—	—	—	63,507	—		—
21,798,227	—	661,942	3,504,761	129,625	—	4,702,327
16,624,218	—	7,275,658	2,158,358	—	17,145,424	2,013,777
—	—	—	408,311	—	—	—
193,290,055	227,580	14,571,422	353,268,810	3,084,847	1,335,575	19,205,215
3,748,096	9,950	203,528	1,368,547	28,455	347,960	151,388
1,062,485	1,939	44,525	260,661	3,290	163,403	80,091
168,651	6	6,535	27,293	57	6,190	513
8,918	100	100	100	1,400	100	100
236,700,650	239,575	22,763,710	854,735,146	3,247,674	18,998,652	26,153,411

$8,489,992,657	$23,147,234	$323,950,367	$1,752,456,987	$51,599,035	$1,148,237,008	$588,875,480

$7,083,534,278	$23,516,979	$284,356,197	$1,289,254,418	$57,336,407	$1,239,395,449	$664,168,567
1,406,458,379	(369,745)	39,594,170	463,202,569	(5,737,372)	(91,158,441)	(75,293,087)
$8,489,992,657	$23,147,234	$323,950,367	$1,752,456,987	$51,599,035	$1,148,237,008	$588,875,480

$776,808,709	$23,315	$28,807,968	$126,772,530	$266,834	$29,352,147	$3,572,085
$5,416,847,306	$9,107,153	$238,051,366	$1,604,035,422	$10,728,989	$1,054,124,280	$526,371,610
$2,296,336,642	$14,016,766	$57,091,033	$21,649,035	$40,603,212	$64,760,581	$58,931,785

26,912,531	2,258	1,691,660	5,255,380	18,680	3,117,017	400,512
186,528,332	886,271	13,778,376	64,275,248	751,005	111,965,036	59,132,168
79,032,277	1,362,717	3,288,917	862,120	2,839,196	6,871,263	6,616,429

$28.86	$10.33	$17.03	$24.12	$14.28	$9.42	$8.92
$29.04	$10.28	$17.28	$24.96	$14.29	$9.41	$8.90
$29.06	$10.29	$17.36	$25.11	$14.30	$9.42	$8.91
$216,175,869	$221,404	$14,676,114	$344,642,062	$3,587,688	$2,368,503	$22,752,303

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 87

Diamond Hill Funds
Statements of Operations
For the Year ended December 31, 2022

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund	Large Cap Concentrated Fund
Investment Income
Dividends	$6,490,033	$33,987,959	$3,443,054	$190,027,076	$383,438
Income distributions from affiliated investments	—	436,914	3,806	—	—
Securities lending income	64,155	246,233	9,309	297,264	2,797
Foreign taxes withheld	—	—	(5,901)	(3,231)	—
Total Investment Income	6,554,188	34,671,106	3,450,268	190,321,109	386,235

Expenses
Investment advisory fees	3,365,529	15,602,706	1,360,969	52,103,921	100,154
Administration fees	708,264	2,429,065	372,407	14,760,955	16,974
Distribution and service fees — Investor	256,558	448,325	69,423	2,156,406	123
Other fees	8,217	5,042	1,669	30,086	1,235
Total Expenses	4,338,568	18,485,138	1,804,468	69,051,368	118,486
Advisory fees waived by Adviser	—	(46,615)	(879)	—	—
Net Expenses	4,338,568	18,438,523	1,803,589	69,051,368	118,486

Net Investment Income	2,215,620	16,232,583	1,646,679	121,269,741	267,749

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	77,618,996	86,225,170	14,619,241	448,861,281	(486,077)
Net realized gains from in-kind redemptions	2,023,791	1,486,602	1,047,816	89,816,969	—
Net realized losses on sales from affiliated investments	—	(349,205)	(14,891)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(157,510,132)	(420,773,559)	(52,341,502)	(2,356,203,019)	(2,075,074)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(697,464)	(4,990)	—	—
Net Realized and Unrealized Losses on Investments	(77,867,345)	(334,108,426)	(36,694,326)	(1,817,524,769)	(2,561,151)

Change in Net Assets from Operations	$(75,651,725)	$(317,875,843)	$(35,047,647)	$(1,696,255,028)	$(2,293,402)

See accompanying Notes to Financial Statements.

88 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Operations
For the Year ended December 31, 2022

	Select Fund	Long-Short Fund	International Fund	Short Duration Securitized Bond Fund	Core Bond Fund
Investment Income
Dividends	$4,105,327	$33,775,537	$1,228,039	$514,461	$387,722
Income distributions from affiliated investments	—	313,247	—	—	—
Securities lending income	15,580	454,891	7,074	24,861	37,509
Rebates on short sales, net of fees	—	4,939,998	—	—	—
Foreign taxes withheld	—	—	(93,035)	—	—
Interest	—	1,302,663	—	54,595,246	16,486,673
Total Investment Income	4,120,907	40,786,336	1,142,078	55,134,568	16,911,904

Expenses
Investment advisory fees	2,705,005	17,510,988	333,357	4,756,636	1,500,220
Administration fees	559,526	3,336,609	38,305	2,217,751	793,294
Distribution and service fees — Investor	80,425	363,666	949	89,050	37,343
Other fees	4,518	6,674	21,958	3,830	1,776
Dividend expense	—	8,117,997	—	—	—
Total Expenses	3,349,474	29,335,934	394,569	7,067,267	2,332,633
Advisory fees waived by Adviser	—	(40,366)	—	—	—
Net Expenses	3,349,474	29,295,568	394,569	7,067,267	2,332,633

Net Investment Income	771,433	11,490,768	747,509	48,067,301	14,579,271

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investment transactions	11,027,335	24,768,688	(1,059,472)	(9,770,136)	(13,666,638)
Net realized gains from in-kind redemptions	3,029,507	—	—	—	—
Net realized gains on closed short positions	—	8,434,138	—	—	—
Net realized losses on sales from affiliated investments	—	(696,825)	—	—	—
Net realized losses on foreign currency transactions	—	—	(4,186)	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments and foreign currency translations	(89,536,830)	(221,265,175)	(7,363,671)	(87,596,198)	(58,652,379)
Net changes in unrealized appreciation (depreciation) on affiliated investments	—	(241,199)	—	—	—
Net Realized and Unrealized Losses on Investments	(75,479,988)	(189,000,373)	(8,427,329)	(97,366,334)	(72,319,017)

Change in Net Assets from Operations	$(74,708,555)	$(177,509,605)	$(7,679,820)	$(49,299,033)	$(57,739,746)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 89

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
From Operations
Net investment income	$2,215,620	$2,612,897	$16,232,583	$10,855,977
Net realized gains on investment transactions	79,642,787	103,273,892	87,711,772	136,375,252
Net realized losses on sales from affiliated investments	—	—	(349,205)	—
Long-term capital gain distributions from investments in affiliates	—	—	—	6,219
Net change in unrealized appreciation (depreciation) on investments	(157,510,132)	56,290,235	(421,471,023)	435,679,616
Change in Net Assets from Operations	(75,651,725)	162,177,024	(317,875,843)	582,917,064

Distributions to Shareholders
Investor	(12,978,961)	(19,007,456)	(7,853,233)	(11,043,927)
Class I	(29,928,918)	(60,282,089)	(41,992,021)	(58,954,716)
Class Y	(2,941,247)	(8,053,914)	(47,806,461)	(56,549,238)
Change in Net Assets from Distributions to Shareholders	(45,849,126)	(87,343,459)	(97,651,715)	(126,547,881)
Change in Net Assets from Capital Transactions	(161,153,214)	(37,671,773)	39,438,849	(133,242,999)

Total Change in Net Assets	(282,654,065)	37,161,792	(376,088,709)	323,126,184

Net Assets:
Beginning of year	568,535,539	531,373,747	2,278,406,146	1,955,279,962
End of year	$285,881,474	$568,535,539	$1,902,317,437	$2,278,406,146

See accompanying Notes to Financial Statements.

90 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$7,978,405	$16,798,404	$18,800,612	$27,390,076
Reinvested distributions	11,758,072	16,131,838	7,737,855	10,859,344
Payments for shares redeemed	(33,032,714)	(51,349,042)	(34,743,030)	(47,716,185)
Exchanged from Class C	—	7,261,878	—	14,702,216
Change in Net Assets from Investor Share Transactions	(13,296,237)	(11,156,922)	(8,204,563)	5,235,451
Class C
Proceeds from shares sold	—	—	—	—
Reinvested distributions	—	—	—	—
Payments for shares redeemed	—	(540,169)	—	(1,856,889)
Exchanged for Investor Shares	—	(7,261,878)	—	(14,702,216)
Change in Net Assets from Class C Share Transactions	—	(7,802,047)	—	(16,559,105)
Class I
Proceeds from shares sold	44,615,799	44,143,747	82,087,003	157,380,132
Reinvested distributions	28,020,763	55,432,012	33,137,319	47,435,035
Payments for shares redeemed	(196,399,327)	(106,129,791)	(178,064,760)	(242,286,208)
Change in Net Assets from Class I Share Transactions	(123,762,765)	(6,554,032)	(62,840,438)	(37,471,041)
Class Y
Proceeds from shares sold	9,305,130	10,556,918	243,063,857	144,991,118
Reinvested distributions	2,941,247	8,053,857	46,673,584	54,959,250
Payments for shares redeemed	(36,340,589)	(30,769,547)	(179,253,591)	(284,398,672)
Change in Net Assets from Class Y Share Transactions	(24,094,212)	(12,158,772)	110,483,850	(84,448,304)
Change in Net Assets from Capital Transactions	$(161,153,214)	$(37,671,773)	$39,438,849	$(133,242,999)

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 91

Diamond Hill Funds
Statements of Changes in Net Assets

	Small Cap Fund		Small-Mid Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	256,826	459,761	730,674	1,073,586
Reinvested	456,361	480,612	328,105	399,947
Redeemed	(1,105,459)	(1,378,049)	(1,357,311)	(1,811,009)
Exchanged from Class C	—	212,296	—	587,472
Change in Shares Outstanding	(392,272)	(225,380)	(298,532)	249,996
Class C
Redeemed	—	(19,676)	—	(86,902)
Exchanged for Investor Shares	—	(253,200)	—	(653,293)
Change in Shares Outstanding	—	(272,876)	—	(740,195)
Class I
Issued	1,466,642	1,193,318	3,176,386	5,700,906
Reinvested	1,059,155	1,612,614	1,386,626	1,720,884
Redeemed	(6,272,757)	(2,875,623)	(6,979,747)	(8,866,009)
Change in Shares Outstanding	(3,746,960)	(69,691)	(2,416,735)	(1,444,219)
Class Y
Issued	284,937	283,071	9,000,609	5,242,139
Reinvested	110,879	233,583	1,947,522	1,985,682
Redeemed	(1,157,763)	(821,559)	(6,904,655)	(10,342,236)
Change in Shares Outstanding	(761,947)	(304,905)	4,043,476	(3,114,415)
Change in Total Shares Outstanding	(4,901,179)	(872,852)	1,328,209	(5,048,833)

See accompanying Notes to Financial Statements.

92 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
From Operations
Net investment income	$1,646,679	$1,595,084	$121,269,741	$108,005,995
Net realized gains on investment transactions	15,667,057	15,385,784	538,678,250	916,028,950
Net realized losses on sales from affiliated investments	(14,891)	—	—	—
Long-term capital gain distributions from investments in affiliates	—	380	—	—
Net change in unrealized appreciation (depreciation) on investments	(52,346,492)	57,931,876	(2,356,203,019)	1,425,650,740
Change in Net Assets from Operations	(35,047,647)	74,913,124	(1,696,255,028)	2,449,685,685

Distributions to Shareholders
Investor	(1,146,228)	(97,307)	(47,431,464)	(68,232,864)
Class I	(7,686,508)	(1,346,510)	(349,328,424)	(584,144,558)
Class Y	(647,148)	(164,161)	(148,593,466)	(231,667,679)
Change in Net Assets from Distributions to Shareholders	(9,479,884)	(1,607,978)	(545,353,354)	(884,045,101)
Change in Net Assets from Capital Transactions	(54,681,887)	(37,642,983)	(1,628,581,539)	2,482,776,230

Total Change in Net Assets	(99,209,418)	35,662,163	(3,870,189,921)	4,048,416,814

Net Assets:
Beginning of year	286,442,370	250,780,207	12,360,182,578	8,311,765,764
End of year	$187,232,952	$286,442,370	$8,489,992,657	$12,360,182,578

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 93

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$4,331,171	$7,872,408	$119,086,813	$158,402,643
Reinvested distributions	847,943	77,675	44,254,282	64,318,096
Payments for shares redeemed	(8,841,186)	(17,037,657)	(190,407,780)	(207,723,899)
Exchanged from Class C	—	—	—	68,882,202
Change in Net Assets from Investor Share Transactions	(3,662,072)	(9,087,574)	(27,066,685)	83,879,042
Class C
Proceeds from shares sold	—	—	—	12
Reinvested distributions	—	—	—	—
Payments for shares redeemed	—	—	—	(2,762,175)
Exchanged for Investor Shares	—	—	—	(68,882,202)
Change in Net Assets from Class C Share Transactions	—	—	—	(71,644,365)
Class I
Proceeds from shares sold	21,439,323	37,780,057	1,377,284,121	3,092,916,270
Reinvested distributions	7,255,950	1,261,010	295,045,866	466,886,033
Payments for shares redeemed	(72,343,751)	(61,338,468)	(2,968,092,239)	(1,542,375,603)
Change in Net Assets from Class I Share Transactions	(43,648,478)	(22,297,401)	(1,295,762,252)	2,017,426,700
Class Y
Proceeds from shares sold	3,943,424	3,872,775	453,803,933	833,695,875
Reinvested distributions	593,574	121,588	134,911,753	213,178,870
Payments for shares redeemed	(11,908,335)	(10,252,371)	(894,468,288)	(593,759,892)
Change in Net Assets from Class Y Share Transactions	(7,371,337)	(6,258,008)	(305,752,602)	453,114,853
Change in Net Assets from Capital Transactions	$(54,681,887)	$(37,642,983)	$(1,628,581,539)	$2,482,776,230

See accompanying Notes to Financial Statements.

94 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Mid Cap Fund		Large Cap Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	260,881	469,070	3,715,016	4,652,274
Reinvested	53,973	4,181	1,485,768	1,848,010
Redeemed	(526,506)	(1,025,969)	(6,082,543)	(5,949,368)
Exchanged from Class C	—	—	—	2,174,100
Change in Shares Outstanding	(211,652)	(552,718)	(881,759)	2,725,016
Class C
Issued	—	—	—	1
Reinvested	—	—	—	—
Redeemed	—	—	—	(95,010)
Exchanged for Investor Shares	—	—	—	(2,315,245)
Change in Shares Outstanding	—	—	—	(2,410,254)
Class I
Issued	1,263,699	2,260,946	42,607,317	91,420,467
Reinvested	459,767	67,615	9,838,230	13,298,023
Redeemed	(4,215,741)	(3,608,920)	(94,783,948)	(44,007,228)
Change in Shares Outstanding	(2,492,275)	(1,280,359)	(42,338,401)	60,711,262
Class Y
Issued	228,084	241,628	14,111,302	24,114,211
Reinvested	37,454	6,499	4,494,622	6,060,803
Redeemed	(720,344)	(600,204)	(29,295,363)	(16,938,901)
Change in Shares Outstanding	(454,806)	(352,077)	(10,689,439)	13,236,113
Change in Total Shares Outstanding	(3,158,733)	(2,185,154)	(53,909,599)	74,262,137

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 95

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2022	For the period ended December 31, 2021(A)	For the year ended December 31, 2022	For the year ended December 31, 2021
From Operations
Net investment income	$267,749	$111,710	$771,433	$2,207,210
Net realized gains (losses) on investment transactions	(486,077)	9,882	14,056,842	57,418,119
Net change in unrealized appreciation (depreciation) on investments	(2,075,074)	2,329,391	(89,536,830)	42,373,052
Change in Net Assets from Operations	(2,293,402)	2,450,983	(74,708,555)	101,998,381

Distributions to Shareholders
Investor	(72)	(408)	(1,172,423)	(3,236,869)
Class I	(105,695)	(28,081)	(10,138,286)	(27,370,311)
Class Y	(170,042)	(231,281)	(2,387,155)	(14,578,750)
Change in Net Assets from Distributions to Shareholders	(275,809)	(259,770)	(13,697,864)	(45,185,930)
Change in Net Assets from Capital Transactions	7,770,634	15,754,598	28,958,053	628,866

Total Change in Net Assets	5,201,423	17,945,811	(59,448,366)	57,441,317

Net Assets:
Beginning of period	17,945,811	—	383,398,733	325,957,416
End of period	$23,147,234	$17,945,811	$323,950,367	$383,398,733

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

96 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2022	For the period ended December 31, 2021(A)	For the year ended December 31, 2022	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$111,404	$28,929	$14,959,697	$17,763,304
Reinvested distributions	72	408	1,075,895	3,072,437
Payments for shares redeemed	(110,994)	(18)	(10,759,773)	(4,410,555)
Exchanged from Class C	—	—	—	3,270,942
Change in Net Assets from Investor Share Transactions	482	29,319	5,275,819	19,696,128
Class C
Proceeds from shares sold	—	—	—	—
Payments for shares redeemed	—	—	—	(239,006)
Exchanged for Investor Shares	—	—	—	(3,270,942)
Change in Net Assets from Class C Share Transactions	—	—	—	(3,509,948)
Class I
Proceeds from shares sold	7,565,664	1,829,726	131,503,613	70,913,609
Reinvested distributions	105,695	28,081	9,747,712	26,990,592
Payments for shares redeemed	(216,690)	(49)	(75,473,292)	(64,762,971)
Change in Net Assets from Class I Share Transactions	7,454,669	1,857,758	65,778,033	33,141,230
Class Y
Proceeds from shares sold	410,890	13,649,517	4,273,252	10,456,599
Reinvested distributions	170,042	231,281	2,341,377	14,399,140
Payments for shares redeemed	(265,449)	(13,277)	(48,710,428)	(73,554,283)
Change in Net Assets from Class Y Share Transactions	315,483	13,867,521	(42,095,799)	(48,698,544)
Change in Net Assets from Capital Transactions	$7,770,634	$15,754,598	$28,958,053	$628,866

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 97

Diamond Hill Funds
Statements of Changes in Net Assets

	Large Cap Concentrated Fund		Select Fund
	For the year ended December 31, 2022	For the period ended December 31, 2021(A)	For the year ended December 31, 2022	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	10,526	2,705	754,817	783,981
Reinvested	7	35	61,061	147,635
Redeemed	(11,013)	(2)	(572,955)	(200,218)
Exchanged from Class C	—	—	—	163,425
Change in Shares Outstanding	(480)	2,738	242,923	894,823
Class C
Issued	—	—	—	—
Redeemed	—	—	—	(13,473)
Exchanged for Investor Shares	—	—	—	(177,396)
Change in Shares Outstanding	—	—	—	(190,869)
Class I
Issued	728,442	166,684	6,565,354	3,090,803
Reinvested	10,252	2,385	544,994	1,279,252
Redeemed	(21,487)	(5)	(4,013,120)	(2,894,876)
Change in Shares Outstanding	717,207	169,064	3,097,228	1,475,179
Class Y
Issued	38,438	1,314,940	213,787	498,469
Reinvested	16,477	19,629	130,259	679,212
Redeemed	(25,641)	(1,126)	(2,568,701)	(3,231,802)
Change in Shares Outstanding	29,274	1,333,443	(2,224,655)	(2,054,121)
Change in Total Shares Outstanding	746,001	1,505,245	1,115,496	125,012

(A)	Fund commenced operations on February 26, 2021.

See accompanying Notes to Financial Statements.

98 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
From Operations
Net investment income (loss)	$11,490,768	$(2,162,041)	$747,509	$696,909
Net realized gains (losses) on investment transactions	24,768,688	377,191,589	(1,059,472)	1,614,077
Net realized gains (losses) on closed short positions	8,434,138	(102,806,374)	—	—
Net realized gains (losses) on sales from affiliated investments	(696,825)	62,759	—	—
Long-term capital gain distributions from investments in affiliates	—	6,992	—	—
Net realized gains (losses) on foreign currency transactions	—	51	(4,186)	473
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(221,506,374)	86,255,004	(7,363,671)	234,999
Change in Net Assets from Operations	(177,509,605)	358,547,980	(7,679,820)	2,546,458

Distributions to Shareholders
Investor	(6,266,640)	(16,791,269)	(3,016)	(15,156)
Class I	(81,999,465)	(180,573,008)	(170,196)	(261,170)
Class Y	(1,104,658)	(3,406,687)	(697,590)	(1,822,382)
Change in Net Assets from Distributions to Shareholders	(89,370,763)	(200,770,964)	(870,802)	(2,098,708)
Change in Net Assets from Capital Transactions	21,350,286	(215,563,549)	4,561,555	38,272,566

Total Change in Net Assets	(245,530,082)	(57,786,533)	(3,989,067)	38,720,316

Net Assets:
Beginning of year	1,997,987,069	2,055,773,602	55,588,102	16,867,786
End of year	$1,752,456,987	$1,997,987,069	$51,599,035	$55,588,102

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 99

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$10,582,588	$11,903,875	$63,984	$169,101
Reinvested distributions	5,669,299	14,843,221	3,016	15,156
Payments for shares redeemed	(38,367,534)	(58,014,082)	(160,763)	(102,099)
Exchanged from Class C	—	23,084,351	—	—
Change in Net Assets from Investor Share Transactions	(22,115,647)	(8,182,635)	(93,763)	82,158
Class C
Payments for shares redeemed	—	(2,012,571)	—	—
Exchanged for Investor Shares	—	(23,084,351)	—	—
Change in Net Assets from Class C Share Transactions	—	(25,096,922)	—	—
Class I
Proceeds from shares sold	421,930,224	264,577,589	4,873,961	4,721,918
Reinvested distributions	65,628,792	143,862,280	170,043	221,495
Payments for shares redeemed	(431,288,728)	(543,968,163)	(1,756,465)	(197,622)
Change in Net Assets from Class I Share Transactions	56,270,288	(135,528,294)	3,287,539	4,745,791
Class Y
Proceeds from shares sold	1,951,053	5,577,406	2,003,610	32,277,497
Reinvested distributions	1,043,115	3,262,981	697,590	1,822,382
Payments for shares redeemed	(15,798,523)	(55,596,085)	(1,333,421)	(655,262)
Change in Net Assets from Class Y Share Transactions	(12,804,355)	(46,755,698)	1,367,779	33,444,617
Change in Net Assets from Capital Transactions	$21,350,286	$(215,563,549)	$4,561,555	$38,272,566

See accompanying Notes to Financial Statements.

100 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Long-Short Fund		International Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Share Transactions:
Investor
Issued	392,306	422,488	3,848	10,095
Reinvested	232,879	544,505	208	927
Redeemed	(1,438,599)	(2,032,391)	(12,189)	(6,069)
Exchanged from Class C	—	865,791	—	—
Change in Shares Outstanding	(813,414)	(199,607)	(8,133)	4,953
Class C
Redeemed	—	(88,225)	—	—
Exchanged for Investor Shares	—	(993,908)	—	—
Change in Shares Outstanding	—	(1,082,133)	—	—
Class I
Issued	15,345,949	8,921,724	323,722	282,350
Reinvested	2,601,021	5,108,746	11,762	13,476
Redeemed	(16,173,943)	(19,025,356)	(121,137)	(11,551)
Change in Shares Outstanding	1,773,027	(4,994,886)	214,347	284,275
Class Y
Issued	69,195	188,330	137,008	1,858,838
Reinvested	41,046	115,218	48,191	110,694
Redeemed	(539,206)	(1,822,548)	(90,979)	(37,912)
Change in Shares Outstanding	(428,965)	(1,519,000)	94,220	1,931,620
Change in Total Shares Outstanding	530,648	(7,795,626)	300,434	2,220,848

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 101

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
From Operations
Net investment income	$48,067,301	$34,339,308	$14,579,271	$8,097,997
Net realized gains (losses) on investment transactions	(9,770,136)	8,213,378	(13,666,638)	144,588
Net change in unrealized appreciation (depreciation) on investments	(87,596,198)	(9,622,308)	(58,652,379)	(11,721,241)
Change in Net Assets from Operations	(49,299,033)	32,930,378	(57,739,746)	(3,478,656)

Distributions to Shareholders
Investor	(1,151,524)	(1,014,436)	(352,151)	(494,552)
Class I	(43,861,659)	(29,997,903)	(13,024,127)	(6,937,784)
Class Y	(3,056,333)	(4,460,361)	(1,570,985)	(1,520,485)
Change in Net Assets from Distributions to Shareholders	(48,069,516)	(35,472,700)	(14,947,263)	(8,952,821)
Change in Net Assets from Capital Transactions	(253,104,500)	368,786,448	262,137,082	74,612,134

Total Change in Net Assets	(350,473,049)	366,244,126	189,450,073	62,180,657

Net Assets:
Beginning of year	1,498,710,057	1,132,465,931	399,425,407	337,244,750
End of year	$1,148,237,008	$1,498,710,057	$588,875,480	$399,425,407

See accompanying Notes to Financial Statements.

102 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Statements of Changes in Net Assets

	Short Duration Securitized Bond Fund		Core Bond Fund
	For the year ended December 31, 2022	For the year ended December 31, 2021	For the year ended December 31, 2022	For the year ended December 31, 2021
Capital Transactions
Investor
Proceeds from shares sold	$11,187,443	$15,385,631	$29,148,774	$31,191,335
Reinvested distributions	1,138,661	1,004,386	350,241	493,030
Payments for shares redeemed	(20,501,697)	(23,496,660)	(32,930,125)	(37,931,802)
Change in Net Assets from Investor Share Transactions	(8,175,593)	(7,106,643)	(3,431,110)	(6,247,437)
Class I
Proceeds from shares sold	716,873,735	908,885,299	526,946,636	152,107,527
Reinvested distributions	32,935,940	21,607,786	11,530,209	6,388,424
Payments for shares redeemed	(921,212,652)	(510,769,552)	(281,486,631)	(78,595,612)
Change in Net Assets from Class I Share Transactions	(171,402,977)	419,723,533	256,990,214	79,900,339
Class Y
Proceeds from shares sold	20,021,129	39,410,005	14,372,450	9,460,470
Reinvested distributions	2,975,612	4,413,617	1,460,848	1,360,043
Payments for shares redeemed	(96,522,671)	(87,654,064)	(7,255,320)	(9,861,281)
Change in Net Assets from Class Y Share Transactions	(73,525,930)	(43,830,442)	8,577,978	959,232
Change in Net Assets from Capital Transactions	$(253,104,500)	$368,786,448	$262,137,082	$74,612,134
Share Transactions:
Investor
Issued	1,154,860	1,512,678	3,032,990	2,972,547
Reinvested	118,282	98,877	37,066	47,020
Redeemed	(2,121,599)	(2,310,327)	(3,639,827)	(3,633,825)
Change in Shares Outstanding	(848,457)	(698,772)	(569,771)	(614,258)
Class I
Issued	73,655,386	89,370,537	56,207,819	14,475,570
Reinvested	3,423,018	2,127,770	1,248,754	610,214
Redeemed	(95,256,294)	(50,272,163)	(30,162,325)	(7,488,937)
Change in Shares Outstanding	(18,177,890)	41,226,144	27,294,248	7,596,847
Class Y
Issued	2,065,663	3,870,691	1,582,542	889,349
Reinvested	307,913	434,055	156,999	129,805
Redeemed	(9,829,846)	(8,607,135)	(768,111)	(942,446)
Change in Shares Outstanding	(7,456,270)	(4,302,389)	971,430	76,708
Change in Total Shares Outstanding	(26,482,617)	36,224,983	27,695,907	7,059,297

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 103

Small Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2022	$34.73	0.11	(5.23)	(5.12)	(0.15)
For the year ended December 31, 2021	$30.96	0.07	9.75	9.82	(0.07)
For the year ended December 31, 2020	$31.23	0.01	(0.18)	(0.17)	(0.10)
For the year ended December 31, 2019	$27.54	0.06	5.80	5.86	(0.34)
For the year ended December 31, 2018	$35.62	0.12	(5.37)	(5.25)	—

Class I
For the year ended December 31, 2022	$35.44	0.18	(5.31)	(5.13)	(0.24)
For the year ended December 31, 2021	$31.49	0.19	9.92	10.11	(0.18)
For the year ended December 31, 2020	$31.77	0.09	(0.18)	(0.09)	(0.19)
For the year ended December 31, 2019	$27.98	0.16	5.90	6.06	(0.44)
For the year ended December 31, 2018	$36.15	0.23	(5.48)	(5.25)	(0.09)

Class Y
For the year ended December 31, 2022	$35.49	0.22	(5.32)	(5.10)	(0.27)
For the year ended December 31, 2021	$31.52	0.22	9.95	10.17	(0.22)
For the year ended December 31, 2020	$31.80	0.12	(0.17)	(0.05)	(0.23)
For the year ended December 31, 2019	$28.01	0.19	5.91	6.10	(0.48)
For the year ended December 31, 2018	$36.17	0.27	(5.48)	(5.21)	(0.12)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

104 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(4.40)	(4.55)	$25.06	(15.02)%	$79,634	1.26%	1.26%	0.34%	37	%(E)
(5.98)	(6.05)	$34.73	32.45%	$123,975	1.26%	1.26%	0.20%	20%
—	(0.10)	$30.96	(0.55)%	$117,491	1.26%	1.26%	0.05%	34%
(1.83)	(2.17)	$31.23	21.36%	$165,339	1.27%	1.27%	0.23%	22%
(2.83)	(2.83)	$27.54	(15.12)%	$214,831	1.25%	1.26%	0.31%	23%

(4.40)	(4.64)	$25.67	(14.77)%	$187,656	0.97%	0.97%	0.57%	37	%(E)
(5.98)	(6.16)	$35.44	32.83%	$391,856	0.97%	0.97%	0.52%	20%
—	(0.19)	$31.49	(0.28)%	$350,375	0.97%	0.97%	0.33%	34%
(1.83)	(2.27)	$31.77	21.75%	$469,014	0.98%	0.98%	0.52%	22%
(2.83)	(2.92)	$27.98	(14.88)%	$633,323	0.96%	0.97%	0.64%	23%

(4.40)	(4.67)	$25.72	(14.64)%	$18,592	0.85%	0.85%	0.69%	37	%(E)
(5.98)	(6.20)	$35.49	32.98%	$52,704	0.85%	0.85%	0.59%	20%
—	(0.23)	$31.52	(0.17)%	$56,417	0.85%	0.85%	0.46%	34%
(1.83)	(2.31)	$31.80	21.88%	$105,030	0.86%	0.86%	0.62%	22%
(2.83)	(2.95)	$28.01	(14.79)%	$147,363	0.84%	0.85%	0.74%	23%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 105

Small-Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Small-Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2022	$28.06	0.12	(3.99)	(3.87)	(0.12)
For the year ended December 31, 2021	$22.69	0.05	6.87	6.92	(0.05)
For the year ended December 31, 2020	$22.57	0.03	0.20	0.23	(0.10)
For the year ended December 31, 2019	$18.59	0.04	5.02	5.06	(0.14)
For the year ended December 31, 2018	$22.24	0.05	(2.86)	(2.81)	(0.04)

Class I
For the year ended December 31, 2022	$28.38	0.19	(4.04)	(3.85)	(0.19)
For the year ended December 31, 2021	$22.93	0.12	6.96	7.08	(0.13)
For the year ended December 31, 2020	$22.80	0.09	0.21	0.30	(0.16)
For the year ended December 31, 2019	$18.76	0.11	5.08	5.19	(0.21)
For the year ended December 31, 2018	$22.45	0.12	(2.91)	(2.79)	(0.10)

Class Y
For the year ended December 31, 2022	$28.45	0.23	(4.06)	(3.83)	(0.22)
For the year ended December 31, 2021	$22.99	0.16	6.96	7.12	(0.16)
For the year ended December 31, 2020	$22.84	0.12	0.22	0.34	(0.18)
For the year ended December 31, 2019	$18.80	0.13	5.08	5.21	(0.23)
For the year ended December 31, 2018	$22.49	0.15	(2.91)	(2.76)	(0.13)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

106 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(1.03)	(1.15)	$23.04	(13.86)%	$163,974	1.21%	1.21%	0.45%	25	%(E)
(1.50)	(1.55)	$28.06	30.78%	$208,110	1.20%	1.21%	0.18%	14%
(0.01)	(0.11)	$22.69	1.03%	$162,637	1.20%	1.21%	0.19%	31	%(E)
(0.94)	(1.08)	$22.57	27.33%	$183,914	1.21%	1.22%	0.21%	14%
(0.80)	(0.84)	$18.59	(12.80)%	$164,037	1.20%	1.21%	0.21%	26%

(1.03)	(1.22)	$23.31	(13.62)%	$813,600	0.92%	0.92%	0.74%	25	%(E)
(1.50)	(1.63)	$28.38	31.14%	$1,059,287	0.91%	0.92%	0.45%	14%
(0.01)	(0.17)	$22.93	1.31%	$889,148	0.91%	0.92%	0.49%	31	%(E)
(0.94)	(1.15)	$22.80	27.74%	$1,081,619	0.92%	0.93%	0.50%	14%
(0.80)	(0.90)	$18.76	(12.56)%	$889,471	0.91%	0.92%	0.52%	26%

(1.03)	(1.25)	$23.37	(13.51)%	$924,744	0.80%	0.80%	0.87%	25	%(E)
(1.50)	(1.66)	$28.45	31.24%	$1,011,010	0.79%	0.80%	0.59%	14%
(0.01)	(0.19)	$22.99	1.50%	$888,375	0.79%	0.80%	0.61%	31	%(E)
(0.94)	(1.17)	$22.84	27.82%	$1,147,458	0.80%	0.81%	0.62%	14%
(0.80)	(0.93)	$18.80	(12.42)%	$924,995	0.79%	0.80%	0.63%	26%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 107

Mid Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Mid Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2022	$18.62	0.07	(2.60)	(2.53)	(0.10)
For the year ended December 31, 2021	$14.27	0.05	4.36	4.41	(0.06)
For the year ended December 31, 2020	$14.64	0.05	(0.34)	(0.29)	(0.06)
For the year ended December 31, 2019	$11.89	0.05	2.96	3.01	(0.05)
For the year ended December 31, 2018	$13.66	0.06	(1.49)	(1.43)	(0.06)

Class I
For the year ended December 31, 2022	$18.69	0.12	(2.61)	(2.49)	(0.15)
For the year ended December 31, 2021	$14.32	0.10	4.38	4.48	(0.11)
For the year ended December 31, 2020	$14.69	0.09	(0.35)	(0.26)	(0.09)
For the year ended December 31, 2019	$11.92	0.10	2.97	3.07	(0.09)
For the year ended December 31, 2018	$13.70	0.10	(1.50)	(1.40)	(0.10)

Class Y
For the year ended December 31, 2022	$18.74	0.14	(2.62)	(2.48)	(0.17)
For the year ended December 31, 2021	$14.36	0.11	4.40	4.51	(0.13)
For the year ended December 31, 2020	$14.73	0.10	(0.35)	(0.25)	(0.10)
For the year ended December 31, 2019	$11.95	0.11	2.98	3.09	(0.10)
For the year ended December 31, 2018	$13.73	0.12	(1.50)	(1.38)	(0.12)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

108 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total net expenses to average net assets	Ratio of total gross expenses to average net assets(C)	Ratio of net investment income to average net assets	Portfolio turnover rate(D)

(0.66)	(0.76)	$15.33	(13.66)%	$23,932	1.06%	1.06%	0.46%	19	%(E)
—	(0.06)	$18.62	30.87%	$33,006	1.06%	1.06%	0.30%	12%
(0.02)	(0.08)	$14.27	(2.01)%	$33,178	1.06%	1.06%	0.41%	52%
(0.21)	(0.26)	$14.64	25.36%	$31,997	1.06%	1.07%	0.36%	31%
(0.28)	(0.34)	$11.89	(10.56)%	$21,085	1.05%	1.06%	0.43%	20%

(0.66)	(0.81)	$15.39	(13.39)%	$150,772	0.77%	0.77%	0.75%	19	%(E)
—	(0.11)	$18.69	31.29%	$229,696	0.77%	0.77%	0.60%	12%
(0.02)	(0.11)	$14.32	(1.76)%	$194,354	0.77%	0.77%	0.71%	52%
(0.21)	(0.30)	$14.69	25.82%	$177,536	0.77%	0.78%	0.68%	31%
(0.28)	(0.38)	$11.92	(10.31)%	$55,045	0.76%	0.77%	0.72%	20%

(0.66)	(0.83)	$15.43	(13.31)%	$12,528	0.65%	0.65%	0.86%	19	%(E)
—	(0.13)	$18.74	31.41%	$23,739	0.65%	0.65%	0.69%	12%
(0.02)	(0.12)	$14.36	(1.66)%	$23,248	0.65%	0.65%	0.82%	52%
(0.21)	(0.31)	$14.73	25.91%	$20,454	0.65%	0.66%	0.74%	31%
(0.28)	(0.40)	$11.95	(10.17)%	$27,761	0.64%	0.65%	0.83%	20%

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 109

Large Cap Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$35.50	0.28	(5.09)	(4.81)
For the year ended December 31, 2021	$30.42	0.23	7.43	7.66
For the year ended December 31, 2020	$28.86	0.28	2.19	2.47
For the year ended December 31, 2019	$22.89	0.28	6.99	7.27
For the year ended December 31, 2018	$26.45	0.25	(2.83)	(2.58)

Class I
For the year ended December 31, 2022	$35.69	0.37	(5.10)	(4.73)
For the year ended December 31, 2021	$30.57	0.34	7.46	7.80
For the year ended December 31, 2020	$29.05	0.36	2.22	2.58
For the year ended December 31, 2019	$23.03	0.36	7.04	7.40
For the year ended December 31, 2018	$26.62	0.33	(2.86)	(2.53)

Class Y
For the year ended December 31, 2022	$35.72	0.41	(5.10)	(4.69)
For the year ended December 31, 2021	$30.59	0.38	7.47	7.85
For the year ended December 31, 2020	$29.07	0.40	2.21	2.61
For the year ended December 31, 2019	$23.04	0.40	7.05	7.45
For the year ended December 31, 2018	$26.64	0.36	(2.87)	(2.51)

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

110 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.33)	(1.50)	(1.83)	$28.86	(13.66)%	$777	0.96%	0.87%	38	%(D)
(0.21)	(2.37)	(2.58)	$35.50	25.42%	$987	0.96%	0.68%	22	%(D)
(0.18)	(0.73)	(0.91)	$30.42	8.65%	$763	0.96%	1.04%	33%
(0.26)	(1.04)	(1.30)	$28.86	31.80%	$1,243	0.97%	1.03%	22	%(E)
(0.26)	(0.72)	(0.98)	$22.89	(9.88)%	$1,031	0.96%	0.95%	29	%(D)

(0.42)	(1.50)	(1.92)	$29.04	(13.38)%	$5,417	0.67%	1.16%	38	%(D)
(0.31)	(2.37)	(2.68)	$35.69	25.75%	$8,168	0.67%	0.97%	22	%(D)
(0.33)	(0.73)	(1.06)	$30.57	8.97%	$5,140	0.67%	1.33%	33%
(0.34)	(1.04)	(1.38)	$29.05	32.18%	$3,878	0.68%	1.32%	22	%(E)
(0.34)	(0.72)	(1.06)	$23.03	(9.63)%	$2,978	0.67%	1.23%	29	%(D)

(0.47)	(1.50)	(1.97)	$29.06	(13.27)%	$2,296	0.55%	1.28%	38	%(D)
(0.35)	(2.37)	(2.72)	$35.72	25.89%	$3,205	0.55%	1.09%	22	%(D)
(0.36)	(0.73)	(1.09)	$30.59	9.07%	$2,340	0.55%	1.45%	33%
(0.38)	(1.04)	(1.42)	$29.07	32.34%	$1,568	0.56%	1.44%	22	%(E)
(0.37)	(0.72)	(1.09)	$23.04	(9.53)%	$992	0.55%	1.35%	29	%(D)

(D)	Portfolio turnover does not include redemptions in-kind.

(E)	Portfolio turnover does not include in-kind subscriptions.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 111

Large Cap Concentrated Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Large Cap Concentrated Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$11.90	0.10	(1.64)	(1.54)
For the period ended December 31, 2021	$10.00	0.05	2.00	2.05

Class I
For the year ended December 31, 2022	$11.92	0.14	(1.66)	(1.52)
For the period ended December 31, 2021	$10.00	0.07	2.02	2.09

Class Y
For the year ended December 31, 2022	$11.92	0.14	(1.64)	(1.50)
For the period ended December 31, 2021	$10.00	0.09	2.01	2.10

(A)	Inception date of the Fund is February 26, 2021. Fund commenced public offering on May 3, 2021.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

112 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(C)

(0.03)	—	(0.03)	$10.33	(12.93)%		$23	0.97%		0.96%		41%
(0.05)	(0.10)	(0.15)	$11.90	20.53	%(D)	$33	0.96	%(E)	0.56	%(E)	18	%(D)

(0.12)	—	(0.12)	$10.28	(12.75)%		$9,107	0.68%		1.38%		41%
(0.07)	(0.10)	(0.17)	$11.92	20.92	%(D)	$2,015	0.67	%(E)	0.77	%(E)	18	%(D)

(0.13)	—	(0.13)	$10.29	(12.62)%		$14,017	0.56%		1.32%		41%
(0.08)	(0.10)	(0.18)	$11.92	20.98	%(D)	$15,898	0.55	%(E)	1.00	%(E)	18	%(D)

(D)	Not annualized.

(E)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 113

Select Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Select Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$21.44	(0.02)	(3.70)	(3.72)
For the year ended December 31, 2021	$18.43	0.10	5.85	5.95
For the year ended December 31, 2020	$16.17	0.05	2.26	2.31
For the year ended December 31, 2019	$12.64	0.06	3.78	3.84
For the year ended December 31, 2018	$16.01	0.05	(1.96)	(1.91)

Class I
For the year ended December 31, 2022	$21.73	0.04	(3.76)	(3.72)
For the year ended December 31, 2021	$18.60	0.14	5.96	6.10
For the year ended December 31, 2020	$16.32	0.09	2.29	2.38
For the year ended December 31, 2019	$12.72	0.11	3.80	3.91
For the year ended December 31, 2018	$16.11	0.10	(1.97)	(1.87)

Class Y
For the year ended December 31, 2022	$21.82	0.05	(3.76)	(3.71)
For the year ended December 31, 2021	$18.66	0.14	6.01	6.15
For the year ended December 31, 2020	$16.37	0.11	2.30	2.41
For the year ended December 31, 2019	$12.74	0.13	3.81	3.94
For the year ended December 31, 2018	$16.14	0.12	(1.99)	(1.87)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

114 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(C)

—	(0.69)	(0.69)	$17.03	(17.44)%	$28,808	1.16%	(0.09)%	78	%(D)
(0.17)	(2.77)	(2.94)	$21.44	32.91%	$31,064	1.16%	0.44%	55%
(0.05)	—	(0.05)	$18.43	14.30%	$10,207	1.16%	0.33%	76%
—	(0.31)	(0.31)	$16.17	30.41%	$11,049	1.17%	0.46%	45%
(0.06)	(1.40)	(1.46)	$12.64	(12.31)%	$8,963	1.16%	0.29%	84%

(0.04)	(0.69)	(0.73)	$17.28	(17.20)%	$238,051	0.87%	0.21%	78	%(D)
(0.20)	(2.77)	(2.97)	$21.73	33.39%	$232,051	0.87%	0.61%	55%
(0.10)	—	(0.10)	$18.60	14.57%	$171,263	0.87%	0.62%	76%
—	(0.31)	(0.31)	$16.32	30.77%	$152,591	0.88%	0.75%	45%
(0.12)	(1.40)	(1.52)	$12.72	(12.02)%	$114,571	0.87%	0.60%	84%

(0.06)	(0.69)	(0.75)	$17.36	(17.10)%	$57,091	0.75%	0.27%	78	%(D)
(0.22)	(2.77)	(2.99)	$21.82	33.55%	$120,283	0.75%	0.64%	55%
(0.12)	—	(0.12)	$18.66	14.70%	$141,244	0.75%	0.74%	76%
—	(0.31)	(0.31)	$16.37	30.96%	$103,963	0.76%	0.86%	45%
(0.13)	(1.40)	(1.53)	$12.74	(11.95)%	$65,218	0.75%	0.73%	84%

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Portfolio turnover does not include redemptions in-kind.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 115

Long-Short Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Long-Short Fund	Net asset value, beginning of year	Net investment income (loss)(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income
Investor
For the year ended December 31, 2022	$27.76	0.08	(2.50)	(2.42)	(0.09)
For the year ended December 31, 2021	$25.89	(0.11)	4.98	4.87	—
For the year ended December 31, 2020	$26.29	0.02	(0.17)	(0.15)	(0.05)
For the year ended December 31, 2019	$22.78	0.13	5.04	5.17	(0.17)
For the year ended December 31, 2018	$25.76	0.10	(1.96)	(1.86)	(0.07)

Class I
For the year ended December 31, 2022	$28.68	0.17	(2.59)	(2.42)	(0.17)
For the year ended December 31, 2021	$26.58	(0.03)	5.13	5.10	—
For the year ended December 31, 2020	$26.98	0.09	(0.17)	(0.08)	(0.12)
For the year ended December 31, 2019	$23.32	0.22	5.16	5.38	(0.23)
For the year ended December 31, 2018	$26.39	0.18	(2.01)	(1.83)	(0.19)

Class Y
For the year ended December 31, 2022	$28.85	0.19	(2.60)	(2.41)	(0.20)
For the year ended December 31, 2021	$26.69	0.02	5.14	5.16	—
For the year ended December 31, 2020	$27.10	0.14	(0.20)	(0.06)	(0.15)
For the year ended December 31, 2019	$23.42	0.25	5.18	5.43	(0.26)
For the year ended December 31, 2018	$26.49	0.21	(2.01)	(1.80)	(0.22)

(A)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)

This Fund invests in short positions and as such incurs certain expenses and fees. If such expenses and fees had not occurred, the ratios of total expenses to average net assets would have been 1.36% for Investor, 1.07% for Class I, and 0.95% for Class Y.

116 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000,000’s)	Ratio of total net expenses to average net assets(C)	Ratio of total gross expenses to average net assets(D)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(E)(F)

(1.13)	(1.22)	$24.12	(8.74)%	$127	1.78%	1.78%	0.30%	61%
(3.00)	(3.00)	$27.76	19.03%	$168	1.92%	1.93%	(0.38)%	33%
(0.20)	(0.25)	$25.89	(0.55)%	$162	1.81%	1.82%	0.09%	65%
(1.49)	(1.66)	$26.29	22.74%	$235	1.85%	1.86%	0.51%	54%
(1.05)	(1.12)	$22.78	(7.30)%	$189	1.72%	1.73%	0.38%	64%

(1.13)	(1.30)	$24.96	(8.45)%	$1,604	1.49%	1.49%	0.61%	61%
(3.00)	(3.00)	$28.68	19.40%	$1,792	1.63%	1.64%	(0.08)%	33%
(0.20)	(0.32)	$26.58	(0.27)%	$1,794	1.52%	1.53%	0.39%	65%
(1.49)	(1.72)	$26.98	23.11%	$2,960	1.56%	1.57%	0.84%	54%
(1.05)	(1.24)	$23.32	(7.04)%	$3,111	1.43%	1.44%	0.68%	64%

(1.13)	(1.33)	$25.11	(8.36)%	$22	1.37%	1.37%	0.68%	61%
(3.00)	(3.00)	$28.85	19.55%	$37	1.51%	1.52%	0.08%	33%
(0.20)	(0.35)	$26.69	(0.19)%	$75	1.40%	1.41%	0.57%	65%
(1.49)	(1.75)	$27.10	23.23%	$292	1.44%	1.45%	0.93%	54%
(1.05)	(1.27)	$23.42	(6.89)%	$214	1.31%	1.32%	0.80%	64%

(D)

The Fund’s adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Fund. If such fee waiver had not occurred, the ratios would have been as indicated.

(E)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(F)

The portfolio turnover rate for 2022, 2021, 2020, 2019 and 2018 would have been 46%, 30%, 47%, 42% and 51%, respectively, if the absolute value of securities sold short liability was included in the denominator of the calculation.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 117

International Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

International Fund(A)	Net asset value, beginning of period	Net investment income(B)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$16.76	0.17	(2.49)	(2.32)
For the year ended December 31, 2021	$15.48	0.38	1.52	1.90
For the year ended December 31, 2020	$14.67	0.05	0.90	0.95
For the period ended December 31, 2019	$13.55	0.02	1.15	1.17

Class I
For the year ended December 31, 2022	$16.79	0.20	(2.46)	(2.26)
For the year ended December 31, 2021	$15.51	0.42	1.53	1.95
For the year ended December 31, 2020	$14.69	0.09	0.90	0.99
For the period ended December 31, 2019	$13.55	0.04	1.15	1.19

Class Y
For the year ended December 31, 2022	$16.80	0.22	(2.47)	(2.25)
For the year ended December 31, 2021	$15.51	0.47	1.51	1.98
For the year ended December 31, 2020	$14.69	0.11	0.89	1.00
For the period ended December 31, 2019	$13.55	0.05	1.15	1.20

(A)	Inception date of the Fund is June 28, 2019. Fund commenced public offering and operations on July 1, 2019.

(B)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(C)	Total returns shown exclude the effect of applicable sales charges for periods prior to December 31, 2021.

118 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of period	Total return(C)		Net assets, end of period (000’s)	Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate(D)

(0.12)	(0.04)	(0.16)	$14.28	(13.84)%		$267	1.15%		1.13%		21%
(0.15)	(0.47)	(0.62)	$16.76	12.43%		$449	1.13%		2.20%		33%
(0.06)	(0.08)	(0.14)	$15.48	6.48%		$338	1.14%		0.43%		49%
(0.04)	(0.01)	(0.05)	$14.67	8.64	%(E)	$45	1.21	%(F)	0.25	%(F)	8	%(E)

(0.20)	(0.04)	(0.24)	$14.29	(13.51)%		$10,729	0.86%		1.35%		21%
(0.20)	(0.47)	(0.67)	$16.79	12.74%		$9,010	0.84%		2.43%		33%
(0.09)	(0.08)	(0.17)	$15.51	6.74%		$3,913	0.85%		0.74%		49%
(0.04)	(0.01)	(0.05)	$14.69	8.80	%(E)	$3,828	0.92	%(F)	0.61	%(F)	8	%(E)

(0.21)	(0.04)	(0.25)	$14.30	(13.41)%		$40,603	0.74%		1.48%		21%
(0.22)	(0.47)	(0.69)	$16.80	12.88%		$46,129	0.72%		2.74%		33%
(0.10)	(0.08)	(0.18)	$15.51	6.81%		$12,616	0.73%		0.87%		49%
(0.05)	(0.01)	(0.06)	$14.69	8.85	%(E)	$9,616	0.80	%(F)	0.70	%(F)	8	%(E)

(D)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(E)	Not annualized.

(F)	Annualized.

See accompanying Notes to Financial Statements.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 119

Short Duration Securitized Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Short Duration Securitized Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$10.10	0.31	(0.67)	(0.36)
For the year ended December 31, 2021	$10.09	0.23	0.01	0.24
For the year ended December 31, 2020	$10.11	0.26	0.02	0.28
For the year ended December 31, 2019	$10.05	0.38	0.06	0.44
For the year ended December 31, 2018	$10.11	0.33	(0.04)	0.29

Class I
For the year ended December 31, 2022	$10.10	0.34	(0.68)	(0.34)
For the year ended December 31, 2021	$10.09	0.25	0.02	0.27
For the year ended December 31, 2020	$10.12	0.28	0.02	0.30
For the year ended December 31, 2019	$10.05	0.41	0.07	0.48
For the year ended December 31, 2018	$10.11	0.36	(0.04)	0.32

Class Y
For the year ended December 31, 2022	$10.11	0.34	(0.67)	(0.33)
For the year ended December 31, 2021	$10.10	0.27	0.01	0.28
For the year ended December 31, 2020	$10.12	0.30	0.02	0.32
For the year ended December 31, 2019	$10.06	0.42	0.06	0.48
For the year ended December 31, 2018	$10.11	0.38	(0.04)	0.34

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(D)	Amount is less than $0.005.

See accompanying Notes to Financial Statements.

120 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains		Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.32)	—		(0.32)	$9.42	(3.57)%	$29,352	0.81%	3.23%	41%
(0.23)	(0.00	)(D)	(0.23)	$10.10	2.42%	$40,035	0.81%	2.26%	48%
(0.30)	—		(0.30)	$10.09	2.87%	$47,059	0.82%	2.68%	72%
(0.38)	(0.00	)(D)	(0.38)	$10.11	4.44%	$55,727	0.82%	3.72%	54%
(0.34)	(0.01)		(0.35)	$10.05	2.88%	$18,789	0.81%	3.30%	67%

(0.35)	—		(0.35)	$9.41	(3.38)%	$1,054,124	0.52%	3.55%	41%
(0.26)	(0.00	)(D)	(0.26)	$10.10	2.74%	$1,313,888	0.52%	2.50%	48%
(0.33)	—		(0.33)	$10.09	3.08%	$897,232	0.53%	2.93%	72%
(0.41)	(0.00	)(D)	(0.41)	$10.12	4.85%	$525,994	0.53%	4.00%	54%
(0.37)	(0.01)		(0.38)	$10.05	3.18%	$308,341	0.52%	3.62%	67%

(0.36)	—		(0.36)	$9.42	(3.27)%	$64,761	0.40%	3.54%	41%
(0.27)	(0.00	)(D)	(0.27)	$10.11	2.85%	$144,787	0.40%	2.68%	48%
(0.34)	—		(0.34)	$10.10	3.29%	$188,175	0.41%	3.09%	72%
(0.42)	(0.00	)(D)	(0.42)	$10.12	4.84%	$226,938	0.41%	4.09%	54%
(0.38)	(0.01)		(0.39)	$10.06	3.38%	$252,137	0.40%	3.72%	67%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 121

Core Bond Fund
Financial Highlights

Selected data for a share outstanding throughout the periods indicated

Core Bond Fund	Net asset value, beginning of year	Net investment income(A)	Net realized and unrealized gains (losses) on investments	Total from investment operations
Investor
For the year ended December 31, 2022	$10.40	0.22	(1.46)	(1.24)
For the year ended December 31, 2021	$10.74	0.19	(0.32)	(0.13)
For the year ended December 31, 2020	$10.19	0.21	0.56	0.77
For the year ended December 31, 2019	$9.71	0.24	0.49	0.73
For the year ended December 31, 2018	$9.85	0.25	(0.13)	0.12

Class I
For the year ended December 31, 2022	$10.39	0.27	(1.49)	(1.22)
For the year ended December 31, 2021	$10.74	0.22	(0.33)	(0.11)
For the year ended December 31, 2020	$10.19	0.24	0.56	0.80
For the year ended December 31, 2019	$9.71	0.26	0.50	0.76
For the year ended December 31, 2018	$9.85	0.28	(0.13)	0.15

Class Y
For the year ended December 31, 2022	$10.39	0.28	(1.48)	(1.20)
For the year ended December 31, 2021	$10.75	0.23	(0.33)	(0.10)
For the year ended December 31, 2020	$10.20	0.26	0.55	0.81
For the year ended December 31, 2019	$9.71	0.28	0.50	0.78
For the year ended December 31, 2018	$9.85	0.29	(0.13)	0.16

(A)	Net investment income per share has been calculated using the average daily shares outstanding during the period.

(B)	Total returns shown exclude the effect of applicable sales charges for years prior to December 31, 2021.

(C)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to Financial Statements.

122 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Dividends from net investment income	Distributions from net realized capital gains	Total distributions	Net asset value, end of year	Total return(B)	Net assets, end of year (000’s)	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate(C)

(0.24)	—	(0.24)	$8.92	(12.05)%	$3,572	0.76%	2.36%	40%
(0.21)	—	(0.21)	$10.40	(1.24)%	$10,091	0.76%	1.78%	37%
(0.22)	—	(0.22)	$10.74	7.60%	$17,024	0.76%	1.98%	28%
(0.25)	—	(0.25)	$10.19	7.63%	$3,599	0.77%	2.43%	29%
(0.26)	—	(0.26)	$9.71	1.28%	$2,976	0.76%	2.60%	25%

(0.27)	—	(0.27)	$8.90	(11.84)%	$526,372	0.47%	2.93%	40%
(0.24)	—	(0.24)	$10.39	(0.99)%	$330,666	0.47%	2.08%	37%
(0.25)	—	(0.25)	$10.74	7.94%	$260,365	0.47%	2.28%	28%
(0.28)	—	(0.28)	$10.19	7.93%	$66,174	0.48%	2.61%	29%
(0.29)	—	(0.29)	$9.71	1.59%	$14,574	0.47%	2.92%	25%

(0.28)	—	(0.28)	$8.91	(11.63)%	$58,932	0.35%	2.94%	40%
(0.26)	—	(0.26)	$10.39	(0.95)%	$58,668	0.35%	2.21%	37%
(0.26)	—	(0.26)	$10.75	8.04%	$59,856	0.35%	2.46%	28%
(0.29)	—	(0.29)	$10.20	8.15%	$52,275	0.36%	2.83%	29%
(0.30)	—	(0.30)	$9.71	1.69%	$37,713	0.35%	3.03%	25%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 123

Diamond Hill Funds
Notes to Financial Statements
December 31, 2022

Organization

The Diamond Hill Small Cap Fund (“Small Cap Fund”), Diamond Hill Small-Mid Cap Fund (“Small-Mid Cap Fund”), Diamond Hill Mid Cap Fund (“Mid Cap Fund”), Diamond Hill Large Cap Fund (“Large Cap Fund”), Diamond Hill Large Cap Concentrated Fund (“Large Cap Concentrated Fund”), Diamond Hill Select Fund (“Select Fund”) (formerly Diamond Hill All Cap Select Fund), Diamond Hill Long-Short Fund (“Long-Short Fund”), Diamond Hill International Fund (“International Fund”), Diamond Hill Short Duration Securitized Bond Fund (“Short Duration Fund”) and Diamond Hill Core Bond Fund (“Core Bond Fund”) are each a diversified series, except for Select Fund and Large Cap Concentrated Fund which are non-diversified, of the Diamond Hill Funds (the “Trust”) (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

All Funds currently offer three classes of shares: Investor, Class I and Class Y. Prior to February 22, 2021, the Small Cap Fund, Small-Mid Cap Fund, Large Cap Fund, Select Fund and Long-Short Fund offered four classes of shares including Class C (sold with a contingent deferred sales charge of 1.00% for shares redeemed within one year of the purchase date). On February 22, 2021, all existing Class C shares were converted to Investor shares at the Investor shares net asset value (“NAV”) per share as of February 22, 2021. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares.

Regulatory Update

In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates at the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable. Management is currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities

124 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation — The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used by the Funds maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Listed securities for which market quotations are readily available are valued at the closing prices as determined by the primary exchange where the securities are traded. Unlisted securities or listed securities for which the latest sales prices are not readily available are valued at the closing bid (long positions) or ask (short positions) price in the principal market where such securities are normally traded. Investments in other open-end investment companies are valued at their reported NAV per share. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity (i.e., market transactions for normal, institutional-size trading units of similar securities), readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, if amortized cost is determined to approximate fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a price becomes stale, or an event occurs that materially affects the furnished price) are valued by the adviser’s Valuation & Liquidity Committee. In these cases, the adviser’s Valuation & Liquidity Committee, established and appointed by the Board of Trustees, determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors, including, but not limited to the following: dealer quotes, published analyses by dealers or analysts of the situation at issue, transactions implicitly valuing the security (such as a merger, tender offer, etc.), the value of other securities or contracts which derive their value from the security at issue, and the implications (whether negative or positive) of the

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Notes to Financial Statements (Continued)
December 31, 2022

circumstances which have caused trading in the security to halt. Depending on the source and relative significance of the valuation inputs in these instances, the valuations for these securities may be classified as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Trust’s Board of Trustees, fair value pricing may be used if events materially affecting the value of foreign equity securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAVs are calculated. The Funds use a systematic valuation model, provided daily by an independent third party, to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. The following is a summary of the Funds’ investments and the inputs used to value the investments as of December 31, 2022:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Investments in Securities (Assets)
Small Cap Fund
Common Stocks*	$282,926,959	$—	$—	$282,926,959
Registered Investment Companies	12,905,833	—	—	12,905,833
Total	$295,832,792	$—	$—	$295,832,792
Small-Mid Cap Fund
Common Stocks*	$1,879,416,114	$—	$—	$1,879,416,114
Registered Investment Companies	108,482,445	—	—	108,482,445
Total	$1,987,898,559	$—	$—	$1,987,898,559
Mid Cap Fund
Common Stocks*	$184,799,553	$—	$—	$184,799,553
Registered Investment Companies	4,118,899	—	—	4,118,899
Total	$188,918,452	$—	$—	$188,918,452
Large Cap Fund
Common Stocks*	$8,417,624,630	$—	$—	$8,417,624,630
Registered Investment Companies	291,817,728	—	—	291,817,728
Total	$8,709,442,358	$—	$—	$8,709,442,358

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Large Cap Concentrated Fund
Common Stocks*	$22,425,022	$—	$—	$22,425,022
Registered Investment Companies	941,334	—	—	941,334
Total	$23,366,356	$—	$—	$23,366,356
Select Fund
Common Stocks*	$326,258,939	$—	$—	$326,258,939
Registered Investment Companies	19,499,688	—	—	19,499,688
Total	$345,758,627	$—	$—	$345,758,627
Long-Short Fund
Common Stocks*	$1,508,143,753	$—	$—	$1,508,143,753
Treasury	—	116,528,125	—	116,528,125
Registered Investment Companies	463,097,836	—	—	463,097,836
Total	$1,971,241,589	$116,528,125	$—	$2,087,769,714
International Fund
Common Stocks	$16,989,507	$33,198,043	$—	$50,187,550
Warrants	6,929	—	—	6,929
Registered Investment Companies	4,526,695	—	—	4,526,695
Total	$21,523,131	$33,198,043	$—	$54,721,174
Short Duration Fund
Corporate Credit*	$—	$66,382,881	$—	$66,382,881
Securitized*	—	996,148,001	—	996,148,001
Treasury	—	74,861,139	—	74,861,139
Registered Investment Companies	20,133,583	—	—	20,133,583
Total	$20,133,583	$1,137,392,021	$—	$1,157,525,604
Core Bond Fund
Corporate Credit*	$—	$101,741,984	$—	$101,741,984
Government Related*	—	933,068	—	933,068
Securitized*	—	387,115,286	—	387,115,286
Treasury	—	81,852,825	—	81,852,825
Registered Investment Companies	37,359,051	—	—	37,359,051
Total	$37,359,051	$571,643,163	$—	$609,002,214
Investments in Securities Sold Short (Liabilities)
Long-Short Fund
Common Stocks*	$(493,674,798)	$—	$—	$(493,674,798)
Total	$(493,674,798)	$—	$—	$(493,674,798)

*	See Schedule of Investments and Schedule of Investments Sold Short for industry classification.

There were no transfers into or out of Level 3 for the year ended December 31, 2022.

Short sales — The Long-Short Fund and International Fund are permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline and involves the sale of a security that a Fund does not own in hope of

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. Cash received from short sales and other liquid securities are maintained by the custodian and are used as collateral. Cash collateral is shown as “Cash deposits with custodian for securities sold short” on the Statements of Assets & Liabilities and “Segregated Cash With Custodian” on the Schedules of Investments. Liquid securities pledged as collateral are noted on the Schedules of Investments.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is not limited. The use of short sales may cause a Fund to have higher expenses (specifically dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of the Funds’ investment adviser, Diamond Hill Capital Management, Inc. (“DHCM”), to accurately anticipate the future value of a security.

A Fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A Fund may also earn rebates as an element of the custodian arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statements of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statements of Operations.

Securities lending — Under the terms of the securities lending agreement with State Street Bank and Trust Company (“State Street”), State Street is authorized to loan securities on behalf of the Funds to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Funds receive cash and/or U.S. Treasury and government agency securities as collateral in the amount of at least 100% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in short-term instruments as noted in each Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Funds from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay State Street the remaining portion. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into a master netting agreement and collateral agreement with State Street that provide the Funds, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Funds.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

As of December 31, 2022, the fair value of securities on loan and the collateral held were as follows:

		Fair Value of Collateral
	Fair Value of Securities Loaned	Cash Collateral	Non-Cash Collateral*	Total Collateral
Small Cap Fund	$14,738,257	$9,523,866	$5,826,480	$15,350,346
Small-Mid Cap Fund	85,297,184	83,652,229	4,080,118	87,732,347
Mid Cap Fund	1,480,252	1,512,836	—	1,512,836
Large Cap Fund	216,175,869	193,290,055	27,963,166	221,253,221
Large Cap Concentrated Fund	221,404	227,580	—	227,580
Select Fund	14,676,114	14,571,422	870,722	15,442,144
Long-Short Fund	344,642,062	353,268,810	—	353,268,810
International Fund	3,587,688	3,084,847	659,273	3,744,120
Short Duration Fund	2,368,503	1,335,575	1,083,000	2,418,575
Core Bond Fund	22,752,303	19,205,215	4,198,573	23,403,788

*

These securities are held for the benefit of the Funds at the Funds’ custodian. The Funds cannot repledge or resell this collateral. As such, collateral is excluded from the Statements of Assets & Liabilities.

Security transactions — Throughout the reporting period, investment transactions are generally recorded on trade date but no later than the first business day following trade date. For financial reporting purposes, investments are recorded on trade date. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Dividend income and expense are recognized on the ex-dividend date and interest income is recognized on an accrual basis. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Taxes on foreign dividends and/or capital gains have been recorded for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the daily effective yield method and included in interest income. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) and partnerships in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts once the issuers provide information about the actual composition of the distributions. Interest only stripped mortgage-backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

Income taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and unrealized appreciation as such income and/or gains are earned.

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and any net realized capital gains to its shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable), and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2022, the Funds did not incur any interest or penalties.

Distributions to shareholders — Dividends from net investment income are declared and paid monthly for the Short Duration Fund and Core Bond Fund. Dividends from net investment income are declared and paid on an annual basis for the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund and International Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each class. Net realized capital gains, if any, are distributed at least annually. Distributions from net investment income and from net capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for paydown gains and losses on mortgage-backed securities and deferrals of certain losses. Permanent book and tax basis differences are reclassified among the components of net assets. Certain Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

Foreign securities risk — Investing in non-U.S. securities may entail risk due to foreign economic and political developments; this risk may be higher when investing in emerging markets. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains (losses) on investments on the Statements of Operations. Net realized and unrealized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Investment Transactions

For the year ended December 31, 2022, purchases and sales (including maturities) of investment securities (excluding short-term securities, U.S. government obligations and in-kind transactions) were as follows:

	Purchases	Sales
Small Cap Fund	$150,884,386	$348,036,315
Small-Mid Cap Fund	521,422,436	519,146,045
Mid Cap Fund	41,366,061	93,307,284
Large Cap Fund	3,897,751,316	5,500,078,748
Large Cap Concentrated Fund	15,472,590	7,925,432
Select Fund	338,065,620	293,344,920
Long-Short Fund	1,045,419,813	1,065,683,125
International Fund	16,356,328	10,478,008
Short Duration Fund	532,178,021	750,411,425
Core Bond Fund	336,251,559	114,753,037

For the year ended December 31, 2022, purchases and sales (including maturities) of U.S. government long-term securities were as follows:

	Purchases	Sales
Long-Short Fund	$117,203,125	$—
Core Bond Fund	103,763,540	77,609,360

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

The Funds pay commissions on the purchase and sale of investment securities. The commissions are treated as transaction costs and, therefore, are included as part of the cost of purchases or net proceeds on the sale of investment securities and are not included in the presentation of Fund expenses on the Statements of Operations. The Funds paid the following commissions during the year ended December 31, 2022:

	Total Commissions	Commissions as a % of Average Net Assets
Small Cap Fund	$505,858	0.12%
Small-Mid Cap Fund	374,122	0.02%
Mid Cap Fund	39,031	0.02%
Large Cap Fund	1,970,886	0.02%
Large Cap Concentrated Fund	4,407	0.02%
Select Fund	250,160	0.06%
Long-Short Fund	671,405	0.03%
International Fund	33,431	0.07%

Investment Advisory Fees and Other Transactions with Affiliates

As of December 31, 2022, the Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each receive investment management and advisory services from DHCM under management agreements that provide for fees to be paid monthly at an annual rate of 0.80%, 0.75%, 0.60%, 0.50%, 0.50%, 0.70%, 0.90%, 0.65%, 0.35% and 0.30%, respectively, of each Fund’s average daily net assets. The management agreements are subject to annual approval by the Board of Trustees. In addition, each Fund has entered into an administrative services agreement whereby DHCM is paid a fee monthly at an annual rate of 0.21% for Investor shares, 0.17% for Class I shares and 0.05% for Class Y shares of each class’ average daily net assets. These administrative fees are used to pay most of the Funds’ operating expenses except advisory fees, distribution fees, custody fees, brokerage fees, taxes, interest and dividend expense on securities sold short and extraordinary expenses.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution plan on behalf of each Fund’s Investor shares (the “Plan”). Under the Plan, Investor shares pay a distribution fee monthly at an annual rate of 0.25% of Investor shares’ average daily net assets. Class I and Class Y shares are not subject to any distribution fees. The Trust has entered into a Distribution Agreement on behalf of the Funds with Foreside Financial Services, LLC (“Distributor”). Pursuant to the Distribution Agreement, the Distributor acts as principal underwriter of each Fund’s shares.

132 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

The Funds may invest in one or more Diamond Hill Funds. The Funds’ adviser has contractually agreed to waive fees in the pro-rata amount of the management fee charged by the underlying Diamond Hill Fund on each Fund’s investment in such other Diamond Hill Funds. This fee waiver is accrued daily and settled monthly. During the year ended December 31, 2022, the Funds reduced investment advisory fees as follows:

Small-Mid Cap Fund	$46,615
Mid Cap Fund	879
Long-Short Fund	40,366

The Small-Mid Cap Fund, Mid Cap Fund and Long-Short Fund each own or had owned Class Y shares of the Short Duration Fund, thereby making the Short Duration Fund an affiliated company as defined by the 1940 Act.

Information regarding the Funds’ holdings in the Short Duration Fund during the year ended December 31, 2022 is as follows:

Affiliated Fund	Small-Mid Cap Fund	Mid Cap Fund	Long-Short Fund
Diamond Hill Short Duration Securitized Bond Fund
Value, December 31, 2021	$27,403,556	$1,673,091	$30,812,092
Purchases	436,914	3,806	313,247
Sales	(18,000,000)	(1,657,016)	(30,187,315)
Realized Losses	(349,205)	(14,891)	(696,825)
Change in Unrealized Appreciation (Depreciation)	(697,464)	(4,990)	(241,199)
Value, December 31, 2022	$8,793,801	$—	$—
Income Distributions	$436,914	$3,806	$313,247

DHCM is a majority shareholder of the Large Cap Concentrated and International Funds.

The Officers of the Trust are affiliated with DHCM. Such Officers receive no compensation from the Funds for serving in their respective roles.

Trustee Fees

The Independent Trustees are compensated for their services to the Funds by DHCM as part of the administration services agreement. The Independent Trustees were paid $661,250 in fees during the year ended December 31, 2022. In addition, DHCM reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance of meetings.

Commitments and Contingencies

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provides general indemnifications. The Funds’ maximum exposure under

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Federal Tax Information

The amount and character of income and capital gain distributions paid by the Funds are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the years or period ended December 31, 2022 and 2021 was as follows:

	Small Cap Fund		Small-Mid Cap Fund		Mid Cap Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$2,358,710	$4,964,628	$16,229,414	$11,018,560	$1,691,702	$1,591,509
Long-term capital gains	43,490,416	82,378,831	81,422,301	115,529,321	7,788,182	16,469
Total distributions	$45,849,126	$87,343,459	$97,651,715	$126,547,881	$9,479,884	$1,607,978

	Large Cap Fund		Large Cap Concentrated Fund		Select Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$123,521,422	$168,926,355	$275,809	$259,770	$793,086	$12,924,865
Long-term capital gains	421,831,932	715,118,746	—	—	12,904,778	32,261,065
Total distributions	$545,353,354	$884,045,101	$275,809	$259,770	$13,697,864	$45,185,930

	Long-Short Fund		International Fund		Short Duration Fund
	2022	2021	2022	2021	2022	2021
Distributions paid from:
Ordinary income	$11,400,637	$—	$736,811	$1,499,231	$48,069,516	$35,095,985
Long-term capital gains	77,970,126	200,770,964	133,991	599,477	—	376,715
Total distributions	$89,370,763	$200,770,964	$870,802	$2,098,708	$48,069,516	$35,472,700

	Core Bond Fund
	2022	2021
Distributions paid from:
Ordinary income	$14,947,263	$8,952,821
Long-term capital gains	—	—
Total distributions	$14,947,263	$8,952,821

134 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

The following information was computed on a tax basis for each item as of December 31, 2022:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Net unrealized appreciation on investments	$114,540,830	$377,719,071	$45,255,165	$1,438,802,192
Undistributed ordinary income	—	386,229	—	—
Undistributed capital gains	13,304,717	—	1,916,533	—
Post October capital losses	—	(578,579)	—	(32,343,813)
Distributable earnings	$127,845,547	$377,526,721	$47,171,698	$1,406,458,379

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Net unrealized appreciation (depreciation) on investments	$222,347	$40,133,292	$464,476,631	$(4,431,954)
Undistributed ordinary income	—	320,288	90,131	6,512
Post October capital losses	—	(859,410)	(1,364,193)	—
Accumulated capital and other losses	(592,092)	—	—	(1,311,930)
Distributable earnings (accumulated deficit)	$(369,745)	$39,594,170	$463,202,569	$(5,737,372)

	Short Duration Fund	Core Bond Fund
Net unrealized appreciation (depreciation) on investments	$(81,231,388)	$(64,640,604)
Undistributed ordinary income	679,067	185,540
Accumulated capital and other losses	(10,606,120)	(10,838,023)
Accumulated deficit	$(91,158,441)	$(75,293,087)

As of December 31, 2022, the Funds’ federal tax cost of investments and net unrealized appreciation (depreciation) on investments including short sales, where applicable, were as follows:

	Small Cap Fund	Small-Mid Cap Fund	Mid Cap Fund	Large Cap Fund
Tax cost of investments	$181,291,962	$1,610,179,488	$143,663,287	$7,270,640,166
Gross unrealized appreciation	119,800,892	547,894,320	54,209,524	1,919,611,446
Gross unrealized depreciation	(5,260,062)	(170,175,249)	(8,954,359)	(480,809,254)
Net unrealized appreciation on investments	$114,540,830	$377,719,071	$45,255,165	$1,438,802,192

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Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

	Large Cap Concentrated Fund	Select Fund	Long-Short Fund	International Fund
Tax cost of investments	$23,144,009	$305,625,335	$1,129,618,285	$59,153,128
Gross unrealized appreciation	1,939,187	80,782,359	566,890,581	3,629,350
Gross unrealized depreciation	(1,716,840)	(40,649,067)	(102,413,950)	(8,061,304)
Net unrealized appreciation (depreciation) on investments	$222,347	$40,133,292	$464,476,631	$(4,431,954)

	Short Duration Fund	Core Bond Fund
Tax cost of investments	$1,238,756,992	$673,642,818
Gross unrealized appreciation	11,821,443	2,070,032
Gross unrealized depreciation	(93,052,831)	(66,710,636)
Net unrealized depreciation on investments	$(81,231,388)	$(64,640,604)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2022, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Large Cap Concentrated Fund	International Fund	Short Duration Fund
No expiration - short-term	$254,088	$1,274,259	$4,488,411
No expiration - long-term	338,004	37,671	6,117,709
	$592,092	$1,311,930	$10,606,120

Core Bond Fund
No expiration - short-term	$4,111,512
No expiration - long-term	6,726,511
$10,838,023

136 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

Reclassifications of capital accounts – Reclassifications result primarily from utilization of earnings and profits on shareholder redemptions and redemptions in-kind. The following reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present each Fund’s capital accounts on a tax basis:

	Paid-In Capital	Distributable Earnings (Accumulated Deficit)
Small Cap Fund	$31,596,978	$(31,596,978)
Small-Mid Cap Fund	9,754,800	(9,754,800)
Mid Cap Fund	3,082,769	(3,082,769)
Large Cap Fund	279,467,969	(279,467,969)
Large Cap Concentrated Fund	(8,060)	8,060
Select Fund	8,346,079	(8,346,079)
Long-Short Fund	5,604,274	(5,604,274)
International Fund	—	—
Short Duration Fund	5,570	(5,570)
Core Bond Fund	—	—

In-Kind Redemption Transactions

During the year ended December 31, 2022, Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund and Select Fund realized $2,023,791, $1,486,602, $1,047,816, $89,816,969 and $3,029,507, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares received investment securities held by a Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the Funds’ net assets or NAV per share.

Borrowings

The Small Cap Fund, Small-Mid Cap Fund, Mid Cap Fund, Large Cap Fund, Large Cap Concentrated Fund, Select Fund, Long-Short Fund, International Fund, Short Duration Fund and Core Bond Fund each has an unsecured line of credit up to 20.0%, 20.0%, 20.0%, 33.3%, 20.0%, 25.0%, 15.0%, 20.0%, 20.0% and 20.0%, respectively, of its net assets, with a total maximum of $40,000,000.

Borrowings under the agreement bear interest at the sum of 0.10% plus the higher of Federal Funds Effective Rate or the Overnight Bank Funding Rate plus 1.25%. The line of credit is available until June 1, 2023, unless extended, when any advances are to be repaid. During the year ended December 31, 2022, no amounts were drawn from the available line.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 137

Diamond Hill Funds
Notes to Financial Statements (Continued)
December 31, 2022

In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. A lending fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board. During the year ended December 31, 2022, none of the Funds participated in the Interfund Lending Program.

Other Matters

The global spread of novel coronavirus disease (COVID-19) was declared a pandemic by the World Health Organization. This pandemic has resulted in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment. COVID-19 has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Funds hold, and may adversely affect the Funds’ investments and operations. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. In addition, COVID-19 and governmental responses to COVID-19 may negatively impact the capabilities of the Funds’ service providers and disrupt the Funds’ operations. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a Fund’s investments. Management continues to monitor and evaluate this situation.

Subsequent Events

The Funds evaluated events from December 31, 2022 through the date that these financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements other than the following:

On February 28, 2023, the Diamond Hill All Cap Select Fund changed its name to the Diamond Hill Select Fund.

138 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Diamond Hill Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Diamond Hill Funds comprising the funds listed below (the “Funds”) as of December 31, 2022, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2022, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights

Diamond Hill Small Cap Fund,

Diamond Hill Small-Mid Cap Fund,

Diamond Hill Mid Cap Fund,

Diamond Hill Large Cap Fund,

Diamond Hill Select Fund (formerly Diamond Hill All Cap Select Fund),

Diamond Hill Long-Short Fund,

Diamond Hill Short Duration

Securitized Bond Fund, and

Diamond Hill Core Bond Fund

	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, 2019, and 2018
Diamond Hill International Fund	For the year ended December 31, 2022	For the years ended December 31, 2022 and 2021	For the years ended December 31, 2022, 2021, 2020, and for the period from July 1, 2019 (commencement of operations) through December 31, 2019
Diamond Hill Large Cap Concentrated Fund	For the year ended December 31, 2022	For the year ended December 31, 2022, and for the period from February 26, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 139

Report of Independent Registered
Public Accounting Firm (Continued)

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more funds advised by Diamond Hill Capital Management, Inc. since 2015.

COHEN & COMPANY, LTD.

Cleveland, Ohio
February 17, 2023

140 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2022

Proxy Voting

The investment adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve-month period ended June 30 are available without charge upon request by calling toll free number 1-888-226-5595, or through the Funds’ website, or on the Securities and Exchange Commission’s (“Commission”) website at www.sec.gov.

Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Part F to Form N-PORT. The complete listing is available on the Commission’s website. Monthly portfolio holdings are also available on www.diamond-hill.com.

Dividends Received Deduction

For corporate shareholders, the following percentages of ordinary dividends paid during the year or period ended December 31, 2022 qualify for the corporate dividends received deduction:

Small Cap Fund	100.00%
Small-Mid Cap Fund	100.00%
Mid Cap Fund	100.00%
Large Cap Fund	100.00%
Large Cap Concentrated Fund	100.00%
Select Fund	82.65%
Long-Short Fund	100.00%
International Fund	0.00%
Short Duration Fund	0.00%
Core Bond Fund	0.00%

Qualified Dividend Income

The Funds have designated the maximum amount allowable of their taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount was reflected on form 1099-DIV for the calendar year 2022.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 141

Diamond Hill Funds
Other Items
December 31, 2022 (Continued)

Capital Gain Distribution

For the year ended December 31, 2022, the following Funds designated long-term capital gain distributions:

Small Cap Fund	$73,070,787
Small-Mid Cap Fund	89,737,056
Mid Cap Fund	10,280,196
Large Cap Fund	605,876,813
Select Fund	18,273,223
Long-Short Fund	84,284,224
International Fund	133,991

International Fund intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The Fund’s foreign source income per share was $0.3422 and the foreign tax expense per share was $0.0243. The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date. These shareholders will receive more detailed information with their 2022 Form 1099-DIV.

Trustee Approval of Investment Advisory Agreement

Renewal of Management Agreement for All Funds

The Board of Trustees of Diamond Hill Funds (the “Trust”) requested and the Adviser provided a broad range of information in connection with its consideration of the continuance of the Amended and Restated Investment Management Agreement (“Management Agreement”) between the Trust and Diamond Hill Capital Management, Inc. (the “Adviser”), for each series of the Trust (each separately, a “Fund”). In approving the Management Agreement of the Trust, the Board considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board based its conclusions in part on its consideration of the advisory arrangements in prior years and the Board’s ongoing regular review of fund performance and operations throughout the year. The Board reviewed the information at regularly scheduled meetings on July 19, 2022, and August 18, 2022, and by unanimous vote approved continuation of the Management Agreement. In concluding to renew the Management Agreement, the Board discussed the following factors, on a Fund-by-Fund basis:

a)

Nature, Extent and Quality of Services. In considering the nature, extent, and quality of services provided by the Adviser to the Trust, the Board reviewed information provided by the Adviser relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Adviser’s compliance and regulatory history, including its Form ADV. The Trustees considered the nature, extent and quality of the services provided by the Adviser under the Management Agreement, including a review of the services provided thereunder and the Adviser’s overall reputation, integrity, and mission to serve its clients through a disciplined intrinsic-value-

142 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Other Items
December 31, 2022 (Continued)

based approach to investment. The Trustees noted the qualifications of the investment staff and other key personnel of the Adviser and that the Adviser continues to invest significant resources in human capital to attract and retain top talent. The Trustees also reviewed the Adviser’s succession plan for key investment and management staff. In addition, the Trustees reviewed information related to the compensation structure for portfolio managers and other key investment personnel. Finally, the Trustees noted that the Adviser provides administrative services to the Trust under an Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement (“Administration Agreement”).

b)

Investment Performance of the Funds. In evaluating the performance of each Fund, the Board receives detailed performance information for each Fund and reviews it at its regularly scheduled meetings. In connection with the consideration of the advisory agreement, the Trustees reviewed each Fund’s absolute performance, performance relative to its passive benchmark, performance relative to a custom peer group, and performance relative to the Fund’s Morningstar category, each as of June 30, 2022. The Trustees concluded that the performance of each Fund is being monitored and reasonably addressed, where appropriate.

c)

Reasonableness of Investment Advisory Fees. The Trustees noted that the contractual fee rate for each Fund under the Management Agreement was in line with or below the median rates of the applicable Fund’s Morningstar category.

d)

Reasonableness of Total Expenses. The Trustees noted that with exception of one Fund, the total expenses for Investor Class, Class I and Class Y shares of all Funds were at or below the median total expenses of comparable funds within each Fund’s applicable Morningstar category. The total expenses for Short Duration Securitized Bond Fund was within 6, 4 and 1 basis points for Investor Class, Class I and Class Y, respectively, of the median total expenses of comparable funds. Except for the Short Duration Securitized Bond Fund, the total expense ratio for the Investor shares, Class I and Class Y shares for all Funds is at or below the 50th percentile of the Morningstar peer group.

e)

Reasonableness of Investment Advisory Fees as Compared to Fees Charged to Other Clients. The Trustees reviewed the fees paid by each of the Adviser’s other clients, as well as a summary of the differences in services provided and how these differences affect fees, including the difference between serving as an adviser versus a sub-adviser. With limited exceptions, the Trustees observed that the investment advisory fees charged by the Adviser to the Funds were comparable to the investment advisory fees the Adviser charges its other similarly managed accounts (i.e., separately managed accounts).

f)

Profitability. The Trustees considered each Fund’s profitability to the Adviser and the Adviser’s methodology for calculating its profitability. The Trustees observed that the Adviser’s pre-tax profit margin under the Management Agreement represented a fair and entrepreneurial profit for managing the Funds. The Trustees discussed that the Adviser is also the administrator to the Funds and the Trustees reviewed a separate profitability analysis relating to the administrative services provided to the Funds. The Trustees noted that the profit margin under the Administration Agreement represented a fair and entrepreneurial profit for serving as administrator to the Funds.

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 143

Diamond Hill Funds
Other Items
December 31, 2022 (Continued)

g)

Economies of Scale. The Trustees reviewed the potential extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. While many advisory firms reduce fees as assets under management increase with predetermined break points, the Adviser has adopted a different strategy. Rather than instituting break points, the Adviser has targeted its advisory fees to correspond to its mission to add value, meaning that rather than charging a lower fee on assets above a certain level, the Adviser prefers to close a strategy to new investors so that it can efficiently manage the Fund’s assets and attempt to fulfill its responsibility to add value to existing investors. Two of the Funds currently are closed to most new investors.

h)

Ancillary Benefits. The Trustees considered ancillary benefits received by the Adviser as a result of its relationship with the Funds, including the ability to negotiate favorable commissions rates and have access to research that benefits all of the Adviser’s clients and the ability to serve as sub-adviser to other mutual funds. The Trustees noted that as administrator to the Funds the Adviser is expected to earn fees from the Funds for providing administrative services. The fees were shown separately in the profitability analysis presented to the Trustees.

In their deliberations, there was a comprehensive consideration of each of the factors above in connection with each Fund, and the Trustees, all of whom qualify as Independent Trustees under the 1940 Act, concluded the compensation to be received by the Adviser from each Fund was fair and reasonable and the continuance of the Management Agreement for all of the Funds was in the best interests of each Fund and its shareholders.

144 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges (loads) as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs or other fees that may apply, such as sales charges and fees for low balance accounts. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2022 and held for the entire period from July 1, 2022 through December 31, 2022.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Small Cap Fund
Investor	1,000.00	1,000.00	1,051.40	1,018.83	6.54	6.44	1.27%
Class I	1,000.00	1,000.00	1,052.90	1,020.29	5.05	4.97	0.98%
Class Y	1,000.00	1,000.00	1,053.70	1,020.89	4.43	4.36	0.86%
Small-Mid Cap Fund
Investor	1,000.00	1,000.00	1,037.40	1,019.11	6.21	6.15	1.21%
Class I	1,000.00	1,000.00	1,038.70	1,020.58	4.72	4.68	0.92%
Class Y	1,000.00	1,000.00	1,039.50	1,021.18	4.10	4.07	0.80%
Mid Cap Fund
Investor	1,000.00	1,000.00	1,049.40	1,019.86	5.48	5.40	1.06%
Class I	1,000.00	1,000.00	1,051.10	1,021.32	3.99	3.93	0.77%
Class Y	1,000.00	1,000.00	1,051.50	1,021.92	3.37	3.32	0.65%

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 145

Diamond Hill Funds
Schedule of Shareholder Expenses
Hypothetical Example of a $1,000 Investment at Beginning of Period
(Unaudited) (Continued)

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)*		Funds annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Large Cap Fund
Investor	1,000.00	1,000.00	1,049.60	1,019.54	5.81	5.72	0.96%
Class I	1,000.00	1,000.00	1,051.60	1,021.00	4.31	4.25	0.67%
Class Y	1,000.00	1,000.00	1,052.00	1,021.61	3.69	3.64	0.55%
Large Cap Concentrated Fund
Investor	1,000.00	1,000.00	1,086.10	1,020.33	5.08	4.92	0.97%
Class I	1,000.00	1,000.00	1,087.90	1,021.80	3.55	3.44	0.67%
Class Y	1,000.00	1,000.00	1,088.40	1,022.41	2.92	2.83	0.55%
Select Fund
Investor	1,000.00	1,000.00	1,023.70	1,019.35	5.93	5.92	1.16%
Class I	1,000.00	1,000.00	1,025.80	1,020.81	4.45	4.44	0.87%
Class Y	1,000.00	1,000.00	1,026.10	1,021.41	3.84	3.83	0.75%
Long-Short Fund
Investor	1,000.00	1,000.00	1,003.80	1,016.27	8.95	9.01	1.77%
Class I	1,000.00	1,000.00	1,005.60	1,017.74	7.49	7.54	1.48%
Class Y	1,000.00	1,000.00	1,005.60	1,018.34	6.88	6.93	1.36%
International Fund
Investor	1,000.00	1,000.00	1,033.00	1,019.37	5.93	5.89	1.16%
Class I	1,000.00	1,000.00	1,035.00	1,020.84	4.45	4.42	0.87%
Class Y	1,000.00	1,000.00	1,035.40	1,021.44	3.83	3.81	0.75%
Short Duration Fund
Investor	1,000.00	1,000.00	998.90	1,021.12	4.09	4.13	0.81%
Class I	1,000.00	1,000.00	999.20	1,022.58	2.62	2.65	0.52%
Class Y	1,000.00	1,000.00	999.80	1,023.19	2.02	2.04	0.40%
Core Bond Fund
Investor	1,000.00	1,000.00	965.20	1,021.36	3.78	3.89	0.76%
Class I	1,000.00	1,000.00	966.30	1,022.84	2.33	2.40	0.47%
Class Y	1,000.00	1,000.00	968.10	1,023.44	1.74	1.79	0.35%

*

Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

You can find more information about each Fund’s expenses, including annual expense ratios for historical periods in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus. The prospectus presents hypothetical shareholder costs over various time periods based upon a $10,000 investment and a return of 5% a year. The standardized example, which appears in all mutual fund prospectuses, may be useful to you in comparing the costs of investing in different funds.

146 DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM

Diamond Hill Funds
Management of the Trust
(Unaudited)

The names of the Trustees and officers of the Trust are shown below. Each Trustee is an independent and non-interested Trustee as defined in the 1940 Act.

TRUSTEES

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee[2]
Tamara L. Fagely Year of Birth: 1958	Trustee	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012.	10	Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
Jody T. Foster Year of Birth: 1969	Trustee	Since February 2022	Chief Executive Officer, Symphony Consulting, 2010 to present	10	Hussman Investment Trust, June 2016 to present; Forum CRE Income Fund, April 2021 to January 2022
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP, June 2009 to November 2017.	10	None
Anthony J. Ghoston Year of Birth: 1959	Trustee	Since May 2022	Chief Executive Officer and President, Informational Resource Consulting, 2020 to present; President, Chief Operating Officer and Chief Compliance Officer, Dividend Assets Capital, LLC, 2010 to 2020	10	None
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP, April 2012 to July 2018.	10	The Arbitrage Funds, December 2018 to present; AltShares Trust, January 2020 to present

DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 147

Diamond Hill Funds
Management of the Trust
(Unaudited) (Continued)

OFFICERS

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020

Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director - Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014.

Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present.
Gary R. Young Year of Birth: 1969	Chief Compliance Officer	Since May 2020

President of the Trust, November

2014 to May 2020; Secretary of the Trust, May 2004 to November 2014; Chief Administrative Officer of the Trust, October 2010 to November 2014; Chief Risk Officer of Diamond Hill Capital Management, Inc., May 2020 to present; Chief Compliance Officer of Diamond Hill Capital Management, Inc., October 2010 to present; Controller of Diamond Hill Investment Group, Inc., April 2004 to March 2015.

Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present; Assistant Treasurer - Head of Valuation Oversight, J.P. Morgan Asset Management, August 2012 to 2017.

[1]

Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.

[2]	This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company in the last 5 years.

The Funds’ Statement of Additional Information includes information about the Trustees and is available free of charge, upon request, by calling toll free at 888-226-5595.

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DIAMOND HILL FUNDS | ANNUAL REPORT | DECEMBER 31, 2022 | DIAMOND-HILL.COM 149

INVESTMENT ADVISER: DIAMOND HILL CAPITAL MANAGEMENT, INC.

DISTRIBUTOR: FORESIDE FINANCIAL SERVICES, LLC (MEMBER FINRA)

DIAMOND-HILL.COM | 855.255.8955 | 325 JOHN H. MCCONNELL BLVD | SUITE 200 | COLUMBUS, OHIO | 43215

DH-AR123122

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial experts are Ms. Tamara L. Fagely and Jody T. Foster, who are “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. Audit fees totaled $160,000 and $152,788 in fiscal 2022 and 2021, respectively. 2022 and 2021 fees include fees associated with the annual audit and filings of the registrant’s Form N-1A and Form N-CEN.

(b) Audit-Related Fees. There were no audit-related fees in fiscal 2022 and 2021.

(c) Tax Fees. Fees for tax compliance services totaled $56,250 and $45,000 in fiscal 2022 and 2021, respectively.

(d) All Other Fees. All other fees totaled $0 and $1,164 in fiscal 2022 and 2021, respectively.

(e)(1) Audit Committee Pre-Approval Policies. The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that may receive the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CEN and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2) All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) During the audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employee.

(g) The aggregate non-audit fees for services to the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $31,000 and $21,750 in 2022 and 2021, respectively.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics for Senior Financial Officers is filed herewith.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1) Not applicable.

(2) Change in the registrant’s independent public accountants: Not applicable

(b)	Certification required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Diamond Hill Funds

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Thomas E. Line
Thomas E. Line, President

Date:	February 22, 2023

By (Signature and Title)	/s/ Julie A. Roach
Julie A. Roach, Principal Financial Officer

Date:	February 22, 2023